Securities Act Registration No. 333-122109
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 12	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 49	[X]

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 "O" Street
Lincoln, Nebraska 68510
402-467-1122

ROBERT G. LANGE
Vice President, General Counsel & Assistant Secretary, Individual
Ameritas Life Insurance Corp.
5900 "O" Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1)

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor Select No-Load Variable Annuity ®

PROSPECTUS: May 1, 2014
Ameritas Advisor Select No Load Variable Annuity ®
POLICY FORM 6151
Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

This prospectus describes the Policy, especially its Separate Account.  The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals.  As an annuity, it also provides you with several ways to receive regular income from your investment.  An initial minimum payment is required.  Further investment is optional.  If you agree to perform transfers electronically and accept other electronic and automated processing and delivery of Policy services and disclosure, as they become available, this Policy permits frequent trading subject to certain requirements; otherwise, this Policy includes usual and customary variable annuity restrictions upon frequent trading.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal), with allocated indirect interests in the non-publicly traded portfolios of ProFunds – VP Series and Access One Trust – VP Series, both advised by ProFunds Advisors LLC. *

PROFUNDS VP

ULTRA PROFUNDS VP
SECTOR PROFUNDS VP
Bull	UltraBull	Oil & Gas
Dow 30	UltraMid-Cap	Precious Metals
Europe 30	UltraNASDAQ-100	Real Estate
Mid-Cap Value	UltraSmall-Cap	NON-EQUITY PROFUNDS VP
NASDAQ-100	INVERSE PROFUNDS VP	Rising Rates Opportunity
Small-Cap	Bear	US Government Plus
Small-Cap Value	Short Dow 30	ACCESS VP HIGH YIELD FUNDSM
	Short NASDAQ-100	PROFUND VP MONEY MARKET
Short Small-Cap

* Short cites are used in this list.   The INVESTMENT OPTIONS section uses complete fund and portfolio names.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

A Statement of Additional Information and other information about us and the Policy, dated May 1, 2014, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference.  For a free copy, access it on the SEC's website ("www.sec.gov"), or write or call us.  The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE

SUBJECT TO THE CLAIMS PAYING ABILITY OF THE COMPANY.

The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy.  Any representation to the contrary is a criminal offense.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 1-800-255-9678 advisorva.com

Form 6151 NLVA	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 "O" Street

Lincoln, Nebraska 68510

Telephone: 1-800-255-9678

Fax: 1-402-467-7335

Interfund Transfer Request Fax:

1-402-467-7923

e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order"  is important for us to get the information we require to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we’ll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas ® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
POLICY OVERVIEW	4
Policy Operation & Features	4
Tax Qualified Plans	4
CHARGES	5
Base Policy Charges	5
Portfolio Company Operating Expenses	5
Examples of Expenses	7
FINANCIAL INFORMATION	7
Accumulation Unit Values	7
Financial Statements	7
CHARGES EXPLAINED	8
Mortality and Expense Risk Charge	8
Transfer Fee	8
Tax Charges	8
Fees Charged by the Portfolios	8
Waiver of Certain Charges	8
INVESTMENT OPTIONS	8
Separate Account Variable Investment Options	8
Transfers	11
Third Party Services	12
Short-Term Trading	12
IMPORTANT POLICY PROVISIONS	13
Policy Application and Issuance	13
Your Policy Value	14
Telephone Transactions	14
Delay of Payments	15
Beneficiary	15
Minor Owner or Beneficiary	15
Policy Changes	15
Policy Termination	15
POLICY DISTRIBUTIONS	16
Withdrawals	16
Death Benefits	16
Annuity Income Benefits	18
FEDERAL INCOME TAX MATTERS	19
MISCELLANEOUS	21
About Our Company	21
Distribution of the Policies	21
Voting Rights	21
Legal Proceedings	21
APPENDIX A: Accumulation Unit Values	22
APPENDIX B: Tax-Qualified Plan Disclosures	29
Statement of Additional Information Table of Contents	34

Form 6151 NLVA	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account.  It is similar to a share of a mutual fund.  The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin.  This date is identified on the Policy Specifications page of your Policy.  You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less any premium tax charge not previously deducted.

Company, We, Us, Our, Ameritas Life Ameritas Life Insurance Corp.

Owner, you, your is you the person(s) or legal entity who may exercise all rights and privileges under the Policy.  If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium.  It is the date used to determine Policy Anniversaries and Policy Years.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained.  Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life Insurance Corp., P.O. BOX 81889, Lincoln NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335.  Call us if you have questions about what form or information is required.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Form 6151 NLVA	3

POLICY OVERVIEW

The following is intended as a summary.  Please read each section of this prospectus for additional detail.

The Ameritas Advisor Select No Load Variable Annuity ®, Policy Form 6151, is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals.  Its costs are discussed in this prospectus' CHARGES  and CHARGES EXPLAINED sections.  You have a short time period to review your Policy and cancel it.  The terms of this "right to examine" period vary by state (see the cover of your Policy).  You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability.  In the Separate Account variable investment options, you may gain or lose money on your investment.  The investment options are described on this prospectus' first page and in the INVESTMENT OPTIONS section.  The Policy is designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options and other lower-cost on-line and automated procedures, except as otherwise stated.  More information about short-term trading is in the INVESTMENT OPTIONS – Transfers section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy is a deferred annuity:  it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period.   During the accumulation period, any earnings that you leave in the Policy are not taxed.  During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy.  Some restrictions may apply to transfers.  Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period.   The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday).  During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise.  You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period.  Some or all of each payment will be taxable.

A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select.  In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

Guarantees, which are obligations of the general account are subject to the claims paying ability of the Company.

POLICY OPERATION & FEATURES

Premiums

•           Minimum initial premium: $10,000.

•           Minimum additional premium: $250, or $50 per month if through a regularly billed program.

•           No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

•           Prior approval is required for any premium resulting in more than $5 million in total premium of all annuities with us for the same Owner or Annuitant ($1 million for policies issued prior to June 1, 2006).

Investment Options

•           You may transfer among investments, subject to limits.

Deductions from Assets

(See CHARGES  on next pages.)

Withdrawals

•           There are no withdrawal charges.

•           Each withdrawal must be at least $250.

Annuity Income

•           Several fixed annuity income options are available.

Death Benefit

•           A death benefit is paid upon the death of the Owner.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc.  This prospectus generally addresses the terms that affect a non-tax-qualified annuity.  If your Policy funds a tax-qualified plan, read the Tax Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements.  Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Form 6151 NLVA	4

CHARGES

BASE POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.  State premium taxes may also be deducted.

Guaranteed Maximum Fee

Current

Fee
TRANSACTION FEES
SALES LOAD

		None	None
WITHDRAWAL CHARGE

		None	None
PREMIUM TAXES (upon premium)

Levied by some states and municipalities. Rates and timing of the tax vary and may change.

		0% - 3.5%	0% - 3.5%
TRANSFER FEE (per transfer)	• first 15 transfers per Policy year • over 15 transfers in one Policy Year, we may charge	None $10	None None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

	Guaranteed Maximum Fee

Current

		Fee
ANNUAL POLICY FEE	None	None
SEPARATE ACCOUNT ANNUAL EXPENSES (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
MORTALITY & EXPENSE RISK CHARGE	0.90%	0.90%

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2013)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the contract.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	1.42%(1)	6.85(2)
After any Waivers and Reductions (explained in the footnotes to these tables)	1.35 (3)	1.72%(4)

(1)   Non-Equity ProFunds VP US Government Plus

(2)   Inverse ProFunds VP Short Dow 30

(3)   ProFund VP Money Market

(4)   ProFunds VP Small-Cap Value

Form 6151 NLVA	5

	Management	12b-1	Other	Acquired	Total	Waivers	Total Expenses
	Fees	Fees**	Fees	Fund Fees	Portfolio	and	after Waivers
Subaccount's underlying				and	Fees	Reductions	and Reductions
Portfolio Name *				Expenses		(Recoupment)	if any
PROFUNDS VP
Bull	0.75%	0.25%	0.72%	-	1.72%	0.04%	1.68%(1)
Dow 30	0.75%	0.25%	0.70%	-	1.70%	0.02%	1.68%(1)
Europe 30	0.75%	0.25%	0.73%	-	1.73%	0.05%	1.68%(1)
Mid-Cap Value	0.75%	0.25%	0.83%	0.02%	1.85%	0.15%	1.70%(1)
NASDAQ-100	0.75%	0.25%	0.74%	-	1.74%	0.06%	1.68%(1)
Small-Cap	0.75%	0.25%	0.81%	0.02%	1.83%	0.13%	1.70%(1)
Small-Cap Value	0.75%	0.25%	0.88%	0.04%	1.92%	0.20%	1.72%(1)
ULTRA PROFUNDS VP
UltraBull	0.75%	0.25%	0.79%	-	1.79%	0.11%	1.68%(1)
UltraMid-Cap	0.75%	0.25%	0.76%	-	1.76%	0.08%	1.68%(1,2)
UltraNASDAQ-100	0.75%	0.25%	0.72%	-	1.72%	0.04%	1.68%(1)
UltraSmall-Cap	0.75%	0.25%	0.80%	0.03%	1.83%	0.12%	1.71%(1)
INVERSE PROFUNDS VP
Bear	0.75%	0.25%	0.74%	-	1.74%	0.06%	1.68%(1)
Short Dow 30	0.75%	0.25%	5.85%	-	6.85%	5.17%	1.68%(1)
Short NASDAQ-100	0.75%	0.25%	0.82%	-	1.82%	0.14%	1.68%(1)
Short Small-Cap	0.75%	0.25%	0.83%	-	1.83%	0.15%	1.68%(1)
SECTOR PROFUNDS VP
Oil & Gas	0.75%	0.25%	0.76%	-	1.76%	0.08%	1.68%(1)
Precious Metals	0.75%	0.25%	0.72%	-	1.72%	0.04%	1.68%(1)
Real Estate	0.75%	0.25%	0.75%	-	1.75%	0.07%	1.68%(1)

Form 6151 NLVA	6

	Management	12b-1	Other	Acquired	Total	Waivers	Total Expenses
	Fees	Fees**	Fees	Fund Fees	Portfolio	and	after Waivers
Subaccount's underlying				and	Fees	Reductions	and Reductions
Portfolio Name *				Expenses		(Recoupment)	if any
NON-EQUITY PROFUNDS VP
Rising Rates Opportunity	0.75%	0.25%	0.74%	-	1.74%	0.06%	1.68%(1)
US Government Plus	0.50%	0.25%	0.67%	-	1.42%	0.04%	1.38%(1)
ACCESS VP HIGH YIELD FUND	0.75%	0.25%	0.62%	-	1.62%	(0.06%)	1.68%(1)
PROFUND VP MONEY MARKET	0.75%	0.25%	0.47%	-	1.47%	0.12%	1.35%(1,3)

ProFunds (1)ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Fees to the extent Total Expenses after Waivers and Reductions, if any, and Expense Reimbursements (excluding "Acquired Fund Fees and Expenses"), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Money Market) through April 30, 2015. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Money Market's future yield.

ProFunds (2) "Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2013 were less than 0.01% and are included in "Other Fees."

ProFunds (3) Effective June 1, 2012, the board of Trustees suspended the 0.25% Distribution Fees and all Administrative Service Fees for the ProFund VP Money Market, however the board of Trustees may reinstate one or both of these fees at any time. The 0.10% of Administrative Servicing Fees that the ProFund VP Money Market would have paid, had the fees not been suspended throughout the most recent fiscal year, have been included in "Other Fees."

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**

Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

EXAMPLES OF EXPENSES

The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies.  These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Policy for the time periods indicated.  The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated.  The example amounts are illustrative only, and should not be considered a representation of past or future expenses.  Your actual expenses may be higher or lower than those shown in the chart.

	The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr

Maximum Policy Expenses (1)

	$764	$2,231	$3,617	$6,764

Minimum Policy Expenses (2)

	$228	$703	$1,205	$2,585

(1)  Maximum Policy Expenses.  This example assumes maximum charges of 0.90% for Separate Account annual expenses plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (6.85%).

(2)  Minimum Policy Expenses.  This example assumes current charges of 0.90% for Separate Account annual expenses plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (1.35%).

FINANCIAL INFORMATION

Accumulation Unit Values

We provide Accumulation Unit value history for each of the Separate Account variable investment options in APPENDIX A.

Financial Statements

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

Form 6151 NLVA	7

CHARGES EXPLAINED

The Policy has no sales load, withdrawal charges, or separate charge for administrative expenses including no Policy fee.

Mortality and Expense Risk Charge

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy.  This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date.  The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected.  However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.  Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

If the mortality and expense risk charge does not cover our costs, we bear the loss, not you.  If the charge exceeds our costs, the excess is our profit.

Transfer Fee

The first 15 transfers per Policy Year from Subaccounts are free.  A transfer fee may be imposed for any transfer in excess of 15 per Policy Year.  The transfer fee is deducted pro rata from each Subaccount in which the Owner is invested.

Tax Charges

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums.  These tax rates, and the timing of the tax, vary and may change.  Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes.  We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

Fees Charged by the Portfolios

Each Subaccount's underlying portfolio has investment advisory fees and expenses.  They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus.  A portfolio's fees and expenses are not deducted from your Policy value.  Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts.  These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios).  Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.  Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued.  We reserve the right to change these rules.  The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of investment options – each chosen for its potential to meet specific investment objectives.

You may allocate your premiums among the Separate Account variable investment options.  Allocations must be in whole percentages and total 100%.  The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

Separate Account Variable Investment Options

The Separate Account provides you with variable investment options in the form of underlying portfolio investments.  Each underlying portfolio is an open-end investment management company.  When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account

Form 6151 NLVA	8

corresponding to that portfolio, and the Subaccount in turn invests in the portfolio.  We may refer to your investment allocation as Accumulation Units or as a variable investment option.  The value of your Policy depends directly on the investment performance of the portfolios that you select.

The Separate Account is registered with the SEC as a unit investment trust.  However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life.  The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995.  Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account.  Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.  We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios.  We do not make any representations about their future performance.

You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other.  Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies.  They are not publicly traded mutual funds available for direct purchase by you.  There is no assurance the investment objectives will be met.

This information is just a summary for each underlying portfolio.  You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, and potential risks.  To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

Form 6151 NLVA	9

FUND NAME

Portfolio Name

INVESTMENT ADVISER

Portfolio Type / Summary of Investment Objective
ProFunds® Trust	ProFund Advisors LLC
ProFunds VP	Seeks investment results, before fees and expenses, that correspond to the performance of the stated index:
ProFund VP Bull	S&P 500®
ProFund VP Dow 30	Dow Jones Industrial AverageSM
ProFund VP Europe 30	ProFunds Europe 30 Index
ProFund VP Mid-Cap Value	S&P MidCap 400® Value Index
ProFund VP NASDAQ-100	NASDAQ-100® Index
ProFund VP Small-Cap	Russell 2000® Index
ProFund VP Small-Cap Value	S&P SmallCap 600® Value Index
Ultra ProFunds VP	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the stated index:
ProFund VP UltraBull	S&P 500®
ProFund VP UltraMid-Cap	S&P MidCap 400®
ProFund VP UltraNASDAQ-100	NASDAQ-100® Index
ProFund VP UltraSmall-Cap	Russell 2000® Index
Inverse ProFunds VP	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the stated index:
ProFund VP Bear	S&P 500®
ProFund VP Short Dow 30	Dow Jones Industrial AverageSM
ProFund VP Short NASDAQ-100	NASDAQ-100® Index
ProFund VP Short Small-Cap	Russell 2000® Index
Sector ProFunds VP	Seeks investment results, before fees and expenses, that correspond to the performance of the stated index:
ProFund VP Oil & Gas	Dow Jones U.S. Oil & GasSM Index
ProFund VP Precious Metals	Dow Jones Precious MetalsSM Index
ProFund VP Real Estate	Dow Jones U.S. Real EstateSM Index

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FUND NAME

Portfolio Name

INVESTMENT ADVISER

Portfolio Type / Summary of Investment Objective
Non-Equity ProFunds VP
ProFund VP Rising Rates Opportunity

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30 Year U.S. Treasury Bond.

ProFund VP US Government Plus	Seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (1.25x) the daily price movement of the most recently issued 30 Year U.S. Treasury Bond.
Access VP High Yield FundSM	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
ProFund VP Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.

"S&P 500®," "S&P MidCap 400®," and "S&P SmallCap 600®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds.  "Dow Jones" and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs.  "NASDAQ-100® Index" is a trademark of The NASDAQ Stock Market, Inc.  "Russell 2000® Index" is a trademark of the Frank Russell Company.  The ProFunds VP portfolios and the Policy are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP or purchasing the Policy.

APPENDIX A:  Accumulation Unit Values provides current and historical fund and portfolio names.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account.  We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change.  In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts.  To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.  Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts.  Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations.  We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.  We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products.  However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios.  Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code.  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account.  The Board of Directors of each fund company will monitor events in order to identify any

Form 6151 NLVA	11

material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.  See the accompanying prospectuses of the portfolios for more information.  (Also see the TRANSFERS section, Omnibus Orders.)

Transfers

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, subject to these rules:

Transfer Rules:

•          A transfer is considered any single request to move assets from one or more Subaccounts to one or more of the other Subaccounts.

•          We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available.  For same day processing, transfer requests by facsimile, telephone, or Internet must be sent to us by 3:20 p.m. Eastern Time for the Access VP High Yield FundSM and Sector ProFunds VP portfolios, and 3:45 p.m. Eastern Time for all other portfolios.  Requests received later are processed on the next trading day.  Fax requests must be sent to our trade desk at 402-467-7923.  If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.

•          The transferred amount must be at least $250, or the entire Subaccount if it is less.  If the value remaining after a transfer will be less than $100 in a Subaccount, we will include that amount as part of the transfer.

•          The first 15 transfers each Policy Year are free.  Thereafter, transfers may result in a $10 charge for each transfer.  This fee is deducted on a pro-rata basis from balances in all Subaccounts; it is not subtracted from the amount of the transfer.

•          If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions.  We will notify you when such a transfer occurs.  You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.

•          We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.

•          In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized.  We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products.  The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures.  We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios.  In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf.  Third-party transfers and allocations are subject to the same rules as all other transfers and allocations.  You can make this election by sending us Written Notice.  Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies.  They are accountable to you alone for such transfers or allocations.  We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services.  You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Short-Term Trading

Unlike most variable annuity policies, the Policy can serve as a vehicle for short-term trading and includes investment options designed for use by investors and their investment advisors who use frequent trading.  Subaccount underlying portfolios' prospectuses describe each portfolio's position regarding short-term trading.  To engage in short-term trading, you must elect (on a form we will provide to you) to perform trades using only an electronic "on-line" process we make available, and must consent to receive disclosures (trade confirmations, annual statements, updated

Form 6151 NLVA	12

disclosure information, etc.) electronically.  We reserve the right, however, to deliver documents to you on paper at any time.  We may charge a fee for producing paper copies of documents at your request and which have been previously delivered to you electronically.  (There is no charge for paper notices if you do not elect to do on-line trading or have not otherwise elected to receive electronic disclosure, or if you revoke in writing your on-line trading privileges or receipt of electronic disclosure.)  You may also revoke your consent to further delivery of electronic documents at any time by Written Notice to us.

If you do not elect the requirements for short-term trading outlined above, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions.  Frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of the Subaccount and underlying portfolio and raise expenses.  This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.  We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners.  Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges.  We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive.  Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions.  Any Subaccount restrictions will be uniformly applied.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

IMPORTANT POLICY PROVISIONS

Many key rights and benefits under the Policy are summarized in this prospectus.  Your Policy contains the complete terms of your agreement with Ameritas Life.  You may obtain a copy of the Policy from us.  The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium.  A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday.  We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium.  If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

No Policy will have a Policy Date that is on or after the 29th day of a month.  (This does not affect how premium is credited; see the paragraph above.)

Application in Good Order

All application questions must be answered, but particularly note these requirements:

•          The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.

•          Your premium allocations must be completed in whole percentages, and total 100%.

•          Initial premium must meet minimum premium requirements.

•          Your signature must be on the application.

•          Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.

•          City, state and date application was signed must be completed.

•          If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.

•          There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp."  We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank.  Payment by certified check, banker's draft, or chashier's check will be promptly applied.  Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premium from your bank account or other

Form 6151 NLVA	13

sources.  We must consent to any premium that would result in more than $5 million total premium held with us for the same Annuitant or Owner ($1 million for policies issued prior to June 1, 2006).

Initial Premium

•          The only premium required.  All others are optional.

•          Must be at least $10,000.  We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

•          Must be at least $250; $50 if payments are established as electronic funds transfer.  We have the right to change these premium requirements.

•          Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable investment options.  Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

•          Allocations must be in whole percentages, and total 100%.

•          You may change your allocation by sending us Written Notice or through an authorized telephone transaction.  The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

•          All premiums will be allocated pursuant to your instructions on record with us.

"Right to Examine" Period Allocations

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law.  You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes.  On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options.  The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units.  The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy.  Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)      the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

(b)   the daily mortality and expense risk charge; and this result divided by

(c)   the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units.  The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government.  There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Telephone Transactions

Telephone Transactions Permitted

•          Transfers among investment options.

•          Change of premium allocations.

How to Authorize Telephone Transactions

•          Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf.  You bear the risk of the accuracy of any designated person's instructions to us.

Form 6151 NLVA	14

Telephone Transaction Rules:

•          Must be received by the times listed in this prospectus’ TRANSFERS section "Transfer Rules" on a day the New York Stock Exchange ("NYSE") is open; if later, the transaction will be processed the next day the NYSE is open.

•          Calls will be recorded for your protection.

•          For security, you or your authorized designee must provide your Social Security number and/or other identification information.

•          May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice.  We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders.  The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Beneficiary

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable.  Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice.  The change will not apply to any payments made or other action taken by us before recording.  If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary.  If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary.  If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary.  In most states parental status does not  automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit.  A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian.  Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian.  Some states allow us to make such payments up to a limited amount directly to parents.  Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney.  If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records.  Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Policy Termination

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.  See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

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POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date.  Tax penalties may apply to amounts taken out of your Policy before the Annuity Date.  Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date.  All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date.  Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end.  Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: - Income Tax - Penalty Tax

Withdrawal Rules

•          Withdrawals must be by Written Notice.  A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.

•          Minimum withdrawal is $250.

•          We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.

•          Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount.  If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.

•          The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.

•          Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy.  You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335.  We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical.  However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually.  We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us.  The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant.  No systematic withdrawal may be established after the 28th of each month.  Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death or as soon thereafter as we have sufficient information about the beneficiary to make the payment.  Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death.  If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

Until we receive Due Proof of Death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period.  If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive Due Proof of Death and instructions, in proper form, from that beneficiary.  The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

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A death benefit is payable upon:

    -  Your Policy being in force;

    -  Receipt of Due Proof of Death of the first Owner to die;

    -  Election of an annuity income option; and

    -  Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit.  The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.  A change in the primary Annuitant will be treated as the death of an Owner.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan.  If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply.  See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary.

The death benefit equals the larger of:

-           your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes; or

-           adjusted guaranteed death benefit premiums.

For policies issued on or after June 1, 2006, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal.  If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premiums are equal to the total premiums paid into the Policy.  To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value.  For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value.  This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal.  The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal.  The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal.  We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage.  We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable.  The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time.  We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable.  The account is part of our general account.  It is not a bank account and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We receive a benefit from all amounts left in the general account.

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IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death.  The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death.  Special rules may apply to your surviving spouse.  A more detailed description of these rules and other required distribution rules applicable to tax-qualified Policies is included in this Appendix B of this prospectus.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations.  The terms of any Policy rider or qualified plan funded by the Policy may change this information.  Please consult your own legal and tax advisor for advice.  You may contact us for more information.

If death occurs before the Annuity Date:

If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	- - -	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	There is no surviving joint Policy Owner who is the deceased Owner’s spouse	the beneficiary is the Policy Owner’s surviving spouse, unless the spouse is the surviving joint Policy Owner	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Annuity Date:

If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living

surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

any Policy Owner	there is no surviving joint Owner, and the Annuitant is living

Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner

Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name.  You will receive the annuity benefits unless you designate another payee(s).  The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected.  All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: - require investments to be allocated to our general account, so are not variable. - may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us.  Any annuity income option is only effective once we acknowledge it.  We may require initial and ongoing proof of the Owner's or Annuitant's age or survival.  Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis.  We have sole discretion whether or not to pay a higher interest rate for all annuity income options.  Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy).  The guaranteed amounts for all annuity income options are based on the interest rate described above.  Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years.  Current interest rates, and further information, may be obtained from us.  The

Form 6151 NLVA	18

amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time.  This date may not be any earlier than the fifth Policy Anniversary.  If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary.  Tax-qualified Policies may require an earlier Annuity Date.  You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time.  You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin.  If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed.  (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date.  However, we reserve the right to discontinue this practice.)  When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary.  Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.  This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income.  If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service.  (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20.  If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20.  In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

(1)      Interest Payment.  While proceeds remain on deposit, we annually credit interest to the proceeds.  The interest may be paid to the payee or added to the amount on deposit.

(2)      Designated Amount Annuity.  Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3)      Designated Period Annuity.  Proceeds are paid in monthly installments for the specified period chosen.  Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4)      Lifetime Income Annuity.  Proceeds are paid as monthly income during the Annuitant's life.  Variations provide for guaranteed payments for a period of time.

(5)      Joint and Last Survivor Lifetime Income Annuity.  Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)    Lump Sum.  Proceeds are paid in one sum.

FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS").  It is not  intended as tax advice.  All information is subject to change without notice.  We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions.  You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general

Form 6151 NLVA	19

and Code Section 817 provides rules regarding the tax treatment of variable annuities.  Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase.  An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income.  Any amount in excess of the investment in the Policy is allocable to income.  Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply.  However, the penalty does not apply to distributions:

•         after the taxpayer reaches age 59 1/2;

•         upon the death of the owner;

•         if the taxpayer is defined as totally disabled;

•         as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;

•         under an immediate annuity; or

•         under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income.  Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period.  Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments.  If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments.  The balance of each payment is taxable income.  After you recover your investment in the Policy, any payment you receive is fully taxable.  (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.)  The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary.  The rules on taxation of an annuity apply.  Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.   To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death.  If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal.  If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal.  Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax.  Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year.  The income on such a Policy is taxable in the year received or accrued by the owner.  However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent.  Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan.  You should consult your tax adviser before purchasing a Policy to be owned by a non‑natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

•         Individual Retirement Annuities (IRAs), Code Section 408(b);

•         Simplified Employee Pension (SEP IRA), Code Section 408(k);

•         Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and

•         Roth IRAs, Code Section 408A.

Form 6151 NLVA	20

The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan.  However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan.  You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity.  Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances.  Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements.  Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures.  Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes.  Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

MISCELLANEOUS

About Our Company

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits.  We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887.  We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York.  We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company.  Our address is 5900 "O" Street, Lincoln, Nebraska, 68510.  (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Distribution of the Policies

Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a wholly owned subsidiary of Ameritas Life is the principal underwriter of the Policies.  AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.  All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products.  AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA").  There is no premium load to cover sales and distribution expenses.  All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies.  Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers.  In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

Voting Rights

As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios.  The underlying portfolios may not hold routine annual shareholder meetings. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy.  If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.  We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

Legal Proceedings

As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Form 6151 NLVA	21

APPENDIX A: Accumulation Unit Values

The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus.  NLVA 6151 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6151.   The financial statements for the Subaccounts of the Separate Account can be found in the Statement of Additional Information.  (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
CLASSIC PROFUNDS VP
ProFund VP Bull (4-13-2005)	2005	26.72	28.221	19,017
	2006		31.789	45,737
	2007		32.622	21,372
	2008		20.152	58,506
	2009		24.833	24,136
	2010		27.707	110,419
	2011		27.452	96,162
	2012		30.984	86,626
	2013		39.845	99,979
ProFund VP Dow 30 (5-1-2006)	2006	30.00	34.158	20,527
	2007		38.231	7,922
	2008		23.811	1,765
	2009		24.274	7,198
	2010		26.684	2,141
	2011		27.756	293
	2012		29.389	6,615
	2013		36.460	2,887
ProFund VP Europe 30 (4-13-2005)	2005	27.52	27.896	207
	2006		32.488	30,515
	2007		36.890	33,583
	2008		20.471	1,345
	2009		26.841	837
	2010		27.300	2,471
	2011		24.652	2,505
	2012		28.485	3,218
	2013		34.339	3,376
Pro-Fund VP Mid-Cap Value (4-13-2005)	2005	33.88	34.645	14,013
	2006		38.559	6,505
	2007		38.583	866
	2008		24.358	2,648
	2009		31.593	337
	2010		37.713	641
	2011		35.905	103
	2012		41.464	103
	2013		54.294	1,021
ProFund VP NASDAQ-100 (4-13-2005)	2005	14.78	14.984	40,009
	2006		15.662	61,857
	2007		18.256	15,006
	2008		10.407	140
	2009		15.676	10,211
	2010		18.371	540
	2011		18.467	717
	2012		21.272	9,549
	2013		28.307	1,718
Pro-Fund VP Small-Cap (4-13-2005)	2005	33.09	36.779	11,363
	2006		41.829	8,293
	2007		40.533	264
	2008		25.944	349
	2009		32.416	3,190
	2010		27.904	1,380
	2011		26.310	580

Form 6151 NLVA	22

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
	2012		29.758	5,598
	2013		4.181	7,549
Pro-Fund VP Small-Cap Value (4-13-2005)	2005	31.93	32.800	13,386
	2006		38.173	2,435
	2007		35.098	886
	2008		24.110	723
	2009		28.776	38
	2010		34.826	398
	2011		33.091	31
	2012		38.085	339
	2013		51.969	325
ULTRA PROFUNDS VP
Pro-Fund VP UltraBull (4-13-2005)	2005	21.27	20.619	98
	2006		25.147	5,976
	2007		25.134	71,811
	2008		8.121	11,026
	2009		11.639	10,467
	2010		14.092	849
	2011		13.292	2,527
	2012		16.982	849
	2013		28.283	1,580
Pro-Fund VP UltraMid-Cap (4-13-2005)	2005	33.39	37.858	154
	2006		41.512	44
	2007		43.596	141
	2008		14.053	1,689
	2009		23.089	3,548
	2010		34.254	3,347
	2011		29.316	762
	2012		38.493	2,208
	2013		65.098	242
Pro-Fund VP UltraNASDAQ-100 (4-13-2005)	2005	2.46	2.956	110,287
	2006		43.695	2,034
	2007		55.637	13,543
	2008		7.289	25,438
	2009		15.845	7,717
	2010		21.594	8,492
	2011		21.146	5,412
	2012		28.029	3,810
	2013		49.736	4,225
Pro-Fund VP UltraSmall-Cap (4-13-2005)	2005	25.88	30.635	658
	2006		38.256	1,278
	2007		32.917	7,657
	2008		11.031	8,165
	2009		15.327	9,680
	2010		22.550	4,002
	2011		18.140	1,200
	2012		23.282	35
	2013		43.067	964
INVERSE PROFUNDS VP
ProFund VP Bear (4-13-2005)	2005	29.55	28.103	59,086
	2006		25.771	5,920
	2007		25.840	820
	2008		34.416	2,889
	2009		24.603	43,244
	2010		20.043	6,010
	2011		18.100	1,947
	2012		14.960	19,909
	2013		10.890	16,244
ProFund VP Short Dow 30 (5-1-2006)	2006	30.00	28.064	219
	2007		27.357	93
	2008		31.840	0
	2009		23.578	577
	2010		6.150	0
	2011		5.299	3,263

Form 6151 NLVA	23

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
	2012		4.593	3,263
	2013		3.226	3,263
ProFund VP Short NASDAQ-100 (4-13-2005)	2005	20.44	18.481	17,318
	2006		18.066	7,955
	2007		16.022	10,417
	2008		23.526	20,272
	2009		13.835	15,723
	2010		10.807	22,809
	2011		9.588	4,617
	2012		7.716	4,235
	2013		5.399	4,235
ProFund VP Short Small-Cap (4-13-2005)	2005	18.40	16.620	0
	2006		14.566	5,273
	2007		15.185	20,065
	2008		17.720	0
	2009		11.897	7,257
	2010		8.470	0
	2011		7.642	5,386
	2012		6.137	7,549
	2013		4.181	7,549
SECTOR PROFUNDS VP
ProFund VP Oil & Gas (4-13-2005)	2005	41.54	47.888	646
	2006		57.251	7,065
	2007		75.162	5,476
	2008		46.965	5,038
	2009		53.760	5,413
	2010		62.743	3,827
	2011		63.580	1,925
	2012		64.835	2,299
	2013		79.723	1,759
ProFund VP Precious Metals (4-13-2005)	2005	29.62	41.116	695
	2006		43.749	10,039
	2007		53.094	30,790
	2008		36.433	13,938
	2009		48.863	24,551
	2010		64.373	12,175
	2011		51.540	12,562
	2012		43.647	8,994
	2013		26.843	2,841
ProFund VP Real Estate (4-13-2005)	2005	46.95	53.379	31
	2006		70.088	5,846
	2007		55.835	3,043
	2008		32.505	236
	2009		41.200	277
	2010		50.912	1,358
	2011		52.854	1,549
	2012		61.375	1,360
	2013		60.882	1,857
NON-EQUITY PROFUNDS VP
ProFund VP Rising Rates Opportunity	2005	19.99	19.097	113,830
(04-13-2005)	2006		20.848	8,742
	2007		18.479	965
	2008		10.870	0
	2009		14.255	1,617
	2010		12.000	0
	2011		7.500	0
	2012		6.956	3,844
	2013		8.030	12,001
ProFund VP U.S. Government Plus (4-13-2005)	2005	31.64	32.744	8,112
	2006		30.977	4,786
	2007		33.803	28,719
	2008		50.160	933
	2009		33.495	4,849
	2010		36.550	13,159

Form 6151 NLVA	24

			NLVA 6151	Number (#) of
Subaccount (date Subaccount was added		Value ($)	AUV($) at	Accumulation Units
to the Policy)	Year	at Inception	End of Year	At End of Year
			(December 31)	(December 31)
	2011		51.986	1,220
	2012		52.023	4,985
	2013		41.704	1,498
ACCESS VP HIGH YIELD FUNDSM
Access VP High Yield FundSM (5-02-2005)	2005	30.00	30.940	0
	2006		31.743	1,284
	2007		28.916	851
	2008		27.046	783
	2009		27.923	803
	2010		32.209	180
	2011		32.799	180
	2012		37.092	1,497
	2013		40.444	1,436
PROFUND VP MONEY MARKET
Profound VP Money Market (4-13-2005)	2005	1.00	1.007	4,935,612
	2006		1.036	15,408,022
	2007		1.065	10,708,522
	2008		1.064	9,449,745
	2009		1.055	6,142,228
	2010		1.046	6,045,193
	2011		1.037	5,595,656
	2012		1.028	3,881,196
	2013		1.019	1,634,267

Form 6151 NLVA	25

Form 6151 NLVA	26

Form 6151 NLVA	27

Form 6151 NLVA	28

APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement.  This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA).  The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation.  This Disclosure Statement is not  intended as, nor does it constitute, legal or tax advice.  For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement.  To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:  Ameritas Life Insurance Corp., P.O. Box 81889, Lincoln NE  68501, Telephone 1-800-255-9678.

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid.  After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Traditional IRA, or a Roth IRA.  Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA).  A separate policy must be purchased for each individual under each arrangement/plan.  While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income.  Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½.  To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit $5,500 in 2014, or 100% of your earned income (compensation), whichever is less.  If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit.  The Annual Contribution Limit is required to be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income.  However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision.  The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return.  A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Form 6151 NLVA	29

Deductibility of Contributions

Contributions made for the tax year are fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income.  For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range.  If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction.  The phaseout limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2012	$92,000 ‑ $112,000	$58,000 ‑ $68,000
2013	$95,000 ‑ $115,000	$59,000 ‑ $69,000
2014	$96,000 - $116,000	$60,000 - $70,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $181,000; the deductible contribution for you is phased out between $181,000 and $191,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible.  The combined total must not exceed your Annual Contribution Limit.  Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax.  The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made.  Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year.  This is allowed to the extent you under-contribute in the later year.  The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.  To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time.  However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re‑employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first‑time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS; (9) as a qualified reservist and distribution.  Generally, the part of a distribution attributable to non‑deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70½ whether or not you have retired (Required Beginning Date).  There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter.  You should consult your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.  Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed

Form 6151 NLVA	30

over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death.  However, if the named beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70½.  If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your Traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death.  If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except that you recover your nondeductible Traditional IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan,  or SIMPLE plan into a Traditional IRA.  Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans.  Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.     Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.  Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding, Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding.  Traditional IRA to Traditional IRA Rollovers are limited to one per distributing plan per 12 month period.  However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation.  Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.     Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA.  Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not  considered to be eligible for Rollover and include:

a.         distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;

b.         required minimum distributions made during or after the year you reach age 70½;

c.         any hardship distributions made under the terms of the plan; and

d.         amounts in excess of the cash or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed).  However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any.  SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer.  Each participating employee has a SIMPLE IRA to receive contributions under the plan.  SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below.  Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.  Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Form 6151 NLVA	31

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below.  The Annual Contribution Limit is $5,500 for 2014.  If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit.  The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below.  However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA.  The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year.  The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI.  You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $114,000.  Your ability to contribute to your Roth IRA is phased out at $129,000.  You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $181,000.  Your ability to contribute to your Roth IRA is phased out at $191,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return.  A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax.  The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

•           You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made.  Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

•           If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year.  This is allowed to the extent you under-contribute in the later year.  The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.  To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free.  Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply.  A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty.  Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5‑taxable‑year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule").  Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death.  Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Form 6151 NLVA	32

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA.  Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA.  You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution.  Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax.  There may be additional income tax consequences upon a conversion.  Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization

You may correct an IRA conversion by recharacterizing your conversion.  For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion.  You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA.  Once the transfer is made, the election is irrevocable.  Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA.  If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first.  Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non‑deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction.  You may also have to pay the 10% penalty tax.  For example, IRAs do not permit loans.  You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan.  A loan would disqualify your entire IRA and be treated as a distribution.  It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions.  A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity policy.  The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected.  The income and expenses of your variable annuity policy will affect the value of your IRA.  Dividends from net income earned are reduced by investment advisory fees and also by certain other costs.  For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form.  Approval by the IRS is optional to us as the issuer.  Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Form 6151 NLVA	33

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

A Statement of Additional Information, dated May 1, 2014, contains other information about the Separate Account and Ameritas Life, plus more details concerning the disclosures in this prospectus.

For a free copy, access it on the SEC's website ( www.sec.gov, select "More Search Options," then type "333-182090" in the "File Number" field and select "Find Companies"), or write or call us.  Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	General Information and History Services	1
	Purchase of Securities Being Offered Underwriters Calculation of Performance Standardized Performance Reporting Non-Standardized Performance Reporting Yields	2
	Other Information Service Marks and Copyright Licensing Agreement Financial Statements	4

THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue, call us at:

Ameritas Life Insurance Corp.

Telephone: 1-800-255-9678

for all other matters, write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 "O" Street

Lincoln, Nebraska 68510

Telephone: 1-800-255-9678

Fax: 1-402-467-7335

Interfund Transfer Request Fax: 1-402-467-7923

email: direct@ameritas.com

© 2014 Ameritas Life Insurance Corp.	Registration No. 811-07661

Form 6151 NLVA	34

Statement of Additional Information: May 1, 2014
to accompany Policy Prospectuses dated May 1, 2014

Ameritas Advisor Select
No Load Variable Annuity ®
Policy Form 6151
Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITERS
CALCULATION OF PERFORMANCE
STANDARDIZED PERFORMANCE REPORTING
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHT
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas ® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus.  It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus.  The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com,  or by calling us at 1-800-255-9678.  Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life").  We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York).  We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887.  We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company.  AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company.  Ameritas is a diversified family of financial services businesses.  For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com.  Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2013 and 2012, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein.  Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Policy 6151 NLVA	SAI: 1	Statement of Additional Information

Our financial statements are part of this SAI.  They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.  Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant").  On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life.  The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, and Calvert Investments, Inc.  All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company.  Ameritas Life made no payments for administrative services provided by affiliated companies in 2011, 2012, or 2013.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold.  The agents will be registered representatives of broker‑dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510.  AIC is a wholly owned subsidiary of ours.  AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

YEAR:	2011	2012	2013
Variable annuity commissions we paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$78,024	$59,563	$68,389
Variable annuity commissions earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable annuity Principal Underwriter services.	$723,335	$602,868	$553,946

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports.  Average annual total return quotations on our Internet website will be current as of the previous Business Day.  Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication.  Both standardized average annual total return quotations and non‑standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods.  If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non‑standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as  "adjusted historical" performance reporting.  Standardized average annual total return is not available for periods before the Subaccount was in existence.

Policy 6151 NLVA	SAI: 2	Statement of Additional Information

Quotations of standardized average annual total return and non‑standardized total return are based on historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management.  An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period.  The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee.  No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non‑standardized total return.  Non‑standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description.  Non‑standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy.  For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30‑day period for a Subaccount.  The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30‑day period.  Because this yield is annualized, the yield generated by a Subaccount during the 30‑day period is assumed to be generated each 30‑day period.  The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD=2[(a-b+1)6-1]

      cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period.  The yield reflects the base Policy mortality and expense risk fee and administrative expense charge.  Net investment income will be determined according to rules established by the SEC.  The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio.  The yield on amounts held in the Subaccount normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period.  A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre‑existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses.  Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured.  Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Policy 6151 NLVA	SAI: 3	Statement of Additional Information

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement.  Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement.  Statements in the prospectus and this Statement are intended to be summaries.  For a complete statement of the terms of the registration, refer to the documents we file with the SEC.  They may be accessed on the SEC's website (www.sec.gov, select  "More Search Options," type "333-122109 in the "File Number" field and select "Find Companies") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-942-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHT

"Ameritas," "Ameritas Advisor Select No Load Variable Annuity," and the bison are registered service marks of Ameritas Life Insurance Corp.  The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").  S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product.  S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement.  They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Policy 6151 NLVA	SAI: 4	Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2013 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account.  These financial statements and financial highlights are the responsibility of management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2013, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 13, 2014

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio (Balanced) -
724,143.212 shares at $2.038 per share (cost $1,326,153)	$1,475,804
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
25,938.153 shares at $37.74 per share (cost $770,522)	978,906
Calvert VP SRI Equity Portfolio (Social Equity) -
29,431.023 shares at $26.28 per share (cost $573,945)	773,447
Calvert VP Small Cap Growth Portfolio (Small Cap) -
1,814.112 shares at $56.27 per share (cost $72,770)	102,080
DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
6,673.749 shares at $17.69 per share (cost $88,073)	118,059
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
154,672.900 shares at $17.08 per share (cost $1,871,940)	2,641,813
DWS Global Growth VIP Portfolio, Class A (Thematic) -
36,647.318 shares at $11.13 per share (cost $375,365)	407,885
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
8,278.549 shares at $28.41 per share (cost $204,030)	235,194
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
190,425.071 shares at $20.64 per share (cost $3,328,134)	3,930,373
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
1,808,889.829 shares at $12.36 per share (cost $23,388,769)	22,357,878
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
113,467.759 shares at $23.29 per share (cost $2,410,330)	2,642,664
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
69,919.203 shares at $57.14 per share (cost $2,716,466)	3,995,183
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
1,668,727.264 shares at $5.80 per share (cost $9,674,165)	9,678,618
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
77,246.637 shares at $5.77 per share (cost $449,010)	445,713
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
625,605.362 shares at $34.35 per share (cost $16,076,190)	21,489,544
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
62,768.281 shares at $34.24 per share (cost $1,592,583)	2,149,186
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
271,122.029 shares at $36.39 per share (cost $8,171,134)	9,866,131

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
24,309.518 shares at $36.16 per share (cost $762,594)	$879,032
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
621,709.757 shares at $11.20 per share (cost $7,234,575)	6,963,149
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
15,966.014 shares at $20.93 per share (cost $287,165)	334,169
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
9,469.449 shares at $29.32 per share (cost $201,154)	277,644
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
9,939.824 shares at $19.42 per share (cost $154,126)	193,031
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
126,832.910 shares at $35.32 per share (cost $3,654,145)	4,479,738
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
4,658.996 shares at $50.63 per share (cost $221,108)	235,885
Janus Aspen Series (Janus):
Janus Portfolio, Institutional Shares (Growth) -
878.445 shares at $34.20 per share (cost $17,180)	30,043
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
15,421.638 shares at $13.59 per share (cost $154,174)	209,580
Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
3,446.505 shares at $27.57 per share (cost $59,555)	95,020
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
40,052.296 shares at $10.78 per share (cost $443,476)	431,764
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
103,698.746 shares at $15.04 per share (cost $1,307,929)	1,559,629
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
30,336.817 shares at $16.38 per share (cost $443,502)	496,917
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
20,267.805 shares at $131.61 per share (cost $2,554,894)	2,667,446
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
68,447.999 shares at $30.37 per share (cost $1,673,565)	2,078,766
Rydex Precious Metals Fund Portfolio (Precious Metals) -
261,486.754 shares at $6.69 per share (cost $2,802,116)	1,749,346
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
37,771.654 shares at $19.51 per share (cost $993,183)	736,925

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
80,245.742 shares at $11.29 per share (cost $1,266,666)		$905,974
Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
31,638.806 shares at $6.13 per share (cost $266,194)		193,946
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
44,494.056 shares at $10.65 per share (cost $450,517)		473,862
Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
32,842.090 shares at $51.77 per share (cost $1,269,251)		1,700,235
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
51,665.784 shares at $14.67 per share (cost $686,403)		757,937
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
275,379.992 shares at $16.56 per share (cost $4,725,851)		4,560,293
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Money Market Portfolio (Money Market) -
21,172,180.130 shares at $1.00 per share (cost $21,172,180)		21,172,180
Vanguard Equity Index Portfolio (Equity Index) -
790,014.954 shares at $31.50 per share (cost $19,414,418)		24,885,471
Vanguard Total Bond Market Index Portfolio (Total Bond) -
2,927,389.937 shares at $11.73 per share (cost $34,628,098)		34,338,284
Vanguard REIT Index Portfolio (REIT Index) -
1,477,710.263 shares at $11.87 per share (cost $17,977,088)		17,540,421
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
1,038,234.842 shares at $20.77 per share (cost $16,440,637)
Contracts in Accumulation	$21,448,762
Contracts in Payout	115,376
Total		21,564,138
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
494,799.318 shares at $32.01 per share (cost $12,339,908)
Contracts in Accumulation	$15,730,620
Contracts in Payout	107,906
Total		15,838,526
Vanguard Equity Income Portfolio (Equity Income) -
574,620.399 shares at $22.36 per share (cost $9,326,544)		12,848,512
Vanguard Growth Portfolio (Growth) -
365,494.084 shares at $20.62 per share (cost $4,761,076)		7,536,488
Vanguard High Yield Bond Portfolio (High Yield Bond) -
804,275.572 shares at $8.24 per share (cost $6,130,834)		6,627,231

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard Variable Insurance Fund (Vanguard), continued:
Vanguard Balanced Portfolio (Balanced) -
623,215.005 shares at $23.66 per share (cost $11,815,110)		$14,745,267
Vanguard International Portfolio (International) -
1,127,251.125 shares at $22.28 per share (cost $19,984,433)
Contracts in Accumulation	$24,986,489
Contracts in Payout	128,666
Total		25,115,155
Vanguard Diversified Value Portfolio (Diversified) -
928,334.455 shares at $18.10 per share (cost $12,231,901)		16,802,854
Vanguard Small Company Growth Portfolio (Small Company Growth) -
702,880.573 shares at $26.90 per share (cost $12,246,987)		18,907,487
Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
18,258.230 shares at $35.20 per share (cost $396,264)		642,690
Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
12,770.380 shares at $26.15 per share (cost $243,726)		333,945
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
105,164.461 shares at $37.88 per share (cost $3,262,758)		3,983,630
ProFund VP Europe 30 Portfolio (Europe) -
4,480.615 shares at $25.87 per share (cost $92,304)		115,914
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
1,448.211 shares at $38.26 per share (cost $50,876)		55,409
ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
1,595.072 shares at $30.48 per share (cost $46,570)		48,618
ProFund VP Small-Cap Portfolio (Small-Cap) -
0.000 shares at $39.81 per share (cost $0)		-
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
403.689 shares at $41.78 per share (cost $11,934)		16,866
ProFund VP Dow 30 Portfolio (Classic Dow) -
2,830.481 shares at $37.19 per share (cost $100,775)		105,266
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
15,557.867 shares at $11.37 per share (cost $205,524)		176,893
ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
4,713.986 shares at $4.85 per share (cost $26,137)		22,863
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
7,358.289 shares at $4.29 per share (cost $35,520)		31,567

The accompanying notes are an integral part of these financial statements

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Inverse ProFunds VP (ProFunds), continued:
ProFund VP Short Dow 30 Portfolio (Short Dow) -
3,180.833 shares at $3.31 per share (cost $11,624)	$10,529
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
293.291 shares at $53.64 per share (cost $14,773)	15,732
ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
4,079.916 shares at $51.51 per share (cost $140,078)	210,156
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
1,666.489 shares at $24.90 per share (cost $39,594)	41,496
ProFund VP UltraBull Portfolio (UltraBull) -
2,275.956 shares at $19.63 per share (cost $41,083)	44,677
Non-Equity ProFunds VP (ProFunds):
ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
3,528.458 shares at $17.71 per share (cost $64,434)	62,489
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
11,852.940 shares at $8.13 per share (cost $94,368)	96,364
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
2,621.517 shares at $53.48 per share (cost $124,797)	140,199
ProFund VP Precious Metals Portfolio (Precious Metals) -
3,238.009 shares at $23.55 per share (cost $146,516)	76,255
ProFund VP Real Estate Portfolio (Real Estate) -
2,215.552 shares at $51.03 per share (cost $114,044)	113,060
Access VP High Yield Fund (ProFunds):
Access VP High Yield Fund Portfolio (High Yield) -
1,934.979 shares at $30.01 per share (cost $56,596)	58,069
ProFund VP Money Market (ProFunds):
ProFund VP Money Market Portfolio (Money Market) -
1,664,672.420 shares at $1.00 per share (cost $1,664,672)	1,664,672
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio,
Administrative Class (Commodity) -
1,245,364.134 shares at $5.98 per share (cost $10,902,842)	7,447,278
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
2,035,064.960 shares at $10.98 per share (cost $22,855,246)	22,345,013
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
72,070.988 shares at $18.47 per share (cost $1,060,031)	1,331,151

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP International Fund Portfolio, Class I (International) -
238,691.250 shares at $10.74 per share (cost $2,144,289)	$2,563,544
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
523,989.355 shares at $18.60 per share (cost $9,752,053)	9,746,202
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
59,535.078 shares at $31.88 per share (cost $1,688,131)	1,897,978
MFS Research International Series Portfolio, Initial Class (Research) -
390,783.926 shares at $14.43 per share (cost $5,161,253)	5,639,012
Calvert Variable Products, Inc. (Summit):
Calvert VP Natural Resources Portfolio (Natural Res) -
92,313.009 shares at $50.99 per share (cost $4,669,032)	4,707,040
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
2,809.628 shares at $96.19 per share (cost $184,868)	270,258
Calvert VP S&P 500 Index Portfolio (S&P 500) -
5,532.824 shares at $110.62 per share (cost $550,563)	612,041
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
19,967.210 shares at $85.97 per share (cost $1,571,415)	1,716,581
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
5,038.389 shares at $96.10 per share (cost $361,275)	484,189
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
159,165.513 shares at $15.88 per share (cost $2,410,165)	2,527,548
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
173,579.280 shares at $15.47 per share (cost $2,597,655)	2,685,271
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
42,403.222 shares at $15.17 per share (cost $635,275)	643,257
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
736,239.030 shares at $18.98 per share (cost $8,685,524)	13,973,817
The Universal Institutional Funds, Inc. (Morgan Stanley):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
491,101.559 shares at $14.69 per share (cost $6,899,799)	7,214,282
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
302,848.156 shares at $10.65 per share (cost $3,314,045)	3,225,333
VA International Small Portfolio (Small) -
180,724.820 shares at $12.29 per share (cost $2,022,605)	2,221,108

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

DFA Investment Dimensions Group Inc. (DFA), continued:
VA International Value Portfolio (Value) -
394,077.776 shares at $13.19 per share (cost $4,628,151)	$5,197,886
VA Short-Term Fixed Portfolio (Fixed) -
731,944.759 shares at $10.19 per share (cost $7,486,288)	7,458,517
VA U.S. Large Value Portfolio (Large) -
173,817.224 shares at $21.88 per share (cost $3,167,667)	3,803,121
VA U.S. Targeted Value Portfolio (Targeted) -
137,358.700 shares at $18.76 per share (cost $1,900,382)	2,576,849

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$471,575,458

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,710
Mortality and expense risk charge	(7,637)
Net investment income(loss)	7,073

Realized gain(loss) on investments:
Net realized gain distributions	124,089
Net realized gain(loss) on sale of fund shares	13,645
Net realized gain(loss)	137,734

Change in unrealized appreciation/depreciation	59,373

Net increase(decrease) in net assets resulting
from operations	$204,180

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,073	$6,723
Net realized gain(loss)	137,734	66,604
Net change in unrealized appreciation/depreciation	59,373	44,271
Net increase(decrease) in net assets resulting
from operations	204,180	117,598

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,797	5,194
Subaccounts transfers (including fixed account), net	155,948	(142,455)
Transfers for policyowner benefits and terminations	(33,718)	(200,316)
Policyowner maintenance charges	(386)	(466)
Net increase(decrease) from policyowner transactions	144,641	(338,043)

Total increase(decrease) in net assets	348,821	(220,445)
Net assets at beginning of period	1,126,983	1,347,428
Net assets at end of period	$1,475,804	$1,126,983

The accompanying notes are an integral part of these financial statements.

Calvert

Mid Cap		Social Equity		Small Cap

2013		2013		2013

$-		$561		$-
(5,319)		(4,475)		(2,313)
(5,319)		(3,914)		(2,313)

105,154		46,195		8,229
7,850		58,509		183,277
113,004		104,704		191,506

117,647		96,162		(79,708)

$225,332		$196,952		$109,485

Mid Cap		Social Equity		Small Cap

2013	2012	2013	2012	2013	2012

$(5,319)	$(4,486)	$(3,914)	$(3,934)	$(2,313)	$(3,165)
113,004	92,337	104,704	39,806	191,506	24,493
117,647	20,933	96,162	72,152	(79,708)	44,291

225,332	108,784	196,952	108,024	109,485	65,619

-	-	46,623	2,300	120	620
(18,793)	(3,000)	(259,644)	1,447	(495,296)	(10,703)
(3,458)	(13,756)	(3,290)	(17,962)	(55,157)	(8,490)
(249)	(287)	(142)	(142)	(82)	(97)
(22,500)	(17,043)	(216,453)	(14,357)	(550,415)	(18,670)

202,832	91,741	(19,501)	93,667	(440,930)	46,949
776,074	684,333	792,948	699,281	543,010	496,061
$978,906	$776,074	$773,447	$792,948	$102,080	$543,010

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Small Cap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,151
Mortality and expense risk charge	(656)
Net investment income(loss)	1,495

Realized gain(loss) on investments:
Net realized gain distributions	5,170
Net realized gain(loss) on sale of fund shares	15,689
Net realized gain(loss)	20,859

Change in unrealized appreciation/depreciation	12,276

Net increase(decrease) in net assets resulting
from operations	$34,630

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,495	$428
Net realized gain(loss)	20,859	6,835
Net change in unrealized appreciation/depreciation	12,276	12,042
Net increase(decrease) in net assets resulting
from operations	34,630	19,305

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,000	1,550
Subaccounts transfers (including fixed account), net	(25,730)	(50,456)
Transfers for policyowner benefits and terminations	(2,923)	(29,002)
Policyowner maintenance charges	(80)	(101)
Net increase(decrease) from policyowner transactions	(27,733)	(78,009)

Total increase(decrease) in net assets	6,897	(58,704)
Net assets at beginning of period	111,162	169,866
Net assets at end of period	$118,059	$111,162

The accompanying notes are an integral part of these financial statements.

Scudder
Small
Mid Value		Thematic		Growth

2013		2013		2013

$34,981		$755		$2,722
(15,521)		(1,071)		(862)
19,460		(316)		1,860

-		-		-
334,386		14,321		13,032
334,386		14,321		13,032

413,727		29,699		28,016

$767,573		$43,704		$42,908

Small Mid Value		Thematic		Growth

2013	2012	2013	2012	2013	2012

$19,460	$12,553	$(316)	$831	$1,860	$437
334,386	62,824	14,321	(1,879)	13,032	1,345
413,727	238,863	29,699	7,092	28,016	18,276

767,573	314,240	43,704	6,044	42,908	20,058

154,209	294,467	4,760	8,772	51,644	500
(923,973)	(283,702)	326,339	(43,466)	31,230	(33,448)
(61,972)	(61,830)	(2,965)	(1,467)	(2,937)	(1,313)
(4,237)	(7,066)	(55)	(36)	(81)	(73)
(835,973)	(58,131)	328,079	(36,197)	79,856	(34,334)

(68,400)	256,109	371,783	(30,153)	122,764	(14,276)
2,710,213	2,454,104	36,102	66,255	112,430	126,706
$2,641,813	$2,710,213	$407,885	$36,102	$235,194	$112,430

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Overseas IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$48,601
Mortality and expense risk charge	(19,038)
Net investment income(loss)	29,563

Realized gain(loss) on investments:
Net realized gain distributions	13,323
Net realized gain(loss) on sale of fund shares	24,075
Net realized gain(loss)	37,398

Change in unrealized appreciation/depreciation	761,918

Net increase(decrease) in net assets resulting
from operations	$828,879

	Overseas IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$29,563	$34,650
Net realized gain(loss)	37,398	(42,825)
Net change in unrealized appreciation/depreciation	761,918	466,371
Net increase(decrease) in net assets resulting
from operations	828,879	458,196

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	52,857	21,665
Subaccounts transfers (including fixed account), net	704,746	(150,389)
Transfers for policyowner benefits and terminations	(309,884)	(83,672)
Policyowner maintenance charges	(1,071)	(1,107)
Net increase(decrease) from policyowner transactions	446,648	(213,503)

Total increase(decrease) in net assets	1,275,527	244,693
Net assets at beginning of period	2,654,846	2,410,153
Net assets at end of period	$3,930,373	$2,654,846

The accompanying notes are an integral part of these financial statements.

Fidelity
Inv. Grade		Equity Income		Growth
Bond IC		IC		IC

2013		2013		2013

$541,402		$61,394		$10,259
(149,693)		(15,423)		(21,847)
391,709		45,971		(11,588)

277,687		162,881		2,443
(17,501)		66,440		298,595
260,186		229,321		301,038

(1,255,993)		342,852		821,529

$(604,098)		$618,144		$1,110,979

Inv. Grade Bond IC		Equity Income IC		Growth IC

2013	2012	2013	2012	2013	2012

$391,709	$459,969	$45,971	$60,957	$(11,588)	$(173)
260,186	745,669	229,321	122,264	301,038	111,764
(1,255,993)	(14,027)	342,852	148,489	821,529	317,826

(604,098)	1,191,611	618,144	331,710	1,110,979	429,417

1,693,660	3,890,869	34,178	24,358	75,820	144,483
(2,859,376)	1,217,526	(181,548)	147,355	(738,780)	(59,629)
(1,146,427)	(1,157,775)	(166,742)	(170,512)	(160,688)	(214,787)
(111,705)	(74,357)	(710)	(678)	(1,137)	(1,305)
(2,423,848)	3,876,263	(314,822)	523	(824,785)	(131,238)

(3,027,946)	5,067,874	303,322	332,233	286,194	298,179
25,385,824	20,317,950	2,339,342	2,007,109	3,708,989	3,410,810
$22,357,878	$25,385,824	$2,642,664	$2,339,342	$3,995,183	$3,708,989

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$550,510
Mortality and expense risk charge	(48,834)
Net investment income(loss)	501,676

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	81,252
Net realized gain(loss)	81,252

Change in unrealized appreciation/depreciation	(163,337)

Net increase(decrease) in net assets resulting
from operations	$419,591

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$501,676	$368,033
Net realized gain(loss)	81,252	63,931
Net change in unrealized appreciation/depreciation	(163,337)	392,616
Net increase(decrease) in net assets resulting
from operations	419,591	824,580

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	602,589	1,110,141
Subaccounts transfers (including fixed account), net	1,824,382	(241,799)
Transfers for policyowner benefits and terminations	(396,514)	(392,880)
Policyowner maintenance charges	(29,967)	(22,789)
Net increase(decrease) from policyowner transactions	2,000,490	452,673

Total increase(decrease) in net assets	2,420,081	1,277,253
Net assets at beginning of period	7,258,537	5,981,284
Net assets at end of period	$9,678,618	$7,258,537

The accompanying notes are an integral part of these financial statements.

Fidelity
High Income		Contrafund		Contrafund
SC		IC		SC

2013		2013		2013

$25,317		$209,614		$19,350
(1,843)		(120,345)		(12,104)
23,474		89,269		7,246

-		5,581		567
26,956		762,986		54,265
26,956		768,567		54,832

(23,860)		4,544,763		471,850

$26,570		$5,402,599		$533,928

High Income SC		Contrafund IC		Contrafund SC

2013	2012	2013	2012	2013	2012

$23,474	$17,408	$89,269	$156,689	$7,246	$11,306
26,956	34,539	768,567	8,642	54,832	4,642
(23,860)	14,099	4,544,763	2,293,327	471,850	258,501

26,570	66,046	5,402,599	2,458,658	533,928	274,449

20	120	791,096	947,968	1,933	4,675
79,544	(182,618)	(3,625,553)	2,779,308	(81,466)	(167,066)
(27,880)	(129,714)	(976,871)	(943,749)	(119,618)	(143,331)
(52)	(106)	(36,486)	(20,265)	(511)	(599)
51,632	(312,318)	(3,847,814)	2,763,262	(199,662)	(306,321)

78,202	(246,272)	1,554,785	5,221,920	334,266	(31,872)
367,511	613,783	19,934,759	14,712,839	1,814,920	1,846,792
$445,713	$367,511	$21,489,544	$19,934,759	$2,149,186	$1,814,920

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Mid Cap
	IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$44,968
Mortality and expense risk charge	(60,633)
Net investment income(loss)	(15,665)

Realized gain(loss) on investments:
Net realized gain distributions	1,164,298
Net realized gain(loss) on sale of fund shares	706,683
Net realized gain(loss)	1,870,981

Change in unrealized appreciation/depreciation	1,221,292

Net increase(decrease) in net assets resulting
from operations	$3,076,608

	Mid Cap IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(15,665)	$5,189
Net realized gain(loss)	1,870,981	1,046,415
Net change in unrealized appreciation/depreciation	1,221,292	285,767
Net increase(decrease) in net assets resulting
from operations	3,076,608	1,337,371

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	209,552	533,614
Subaccounts transfers (including fixed account), net	(3,151,458)	(154,311)
Transfers for policyowner benefits and terminations	(746,115)	(452,902)
Policyowner maintenance charges	(5,989)	(7,521)
Net increase(decrease) from policyowner transactions	(3,694,010)	(81,120)

Total increase(decrease) in net assets	(617,402)	1,256,251
Net assets at beginning of period	10,483,533	9,227,282
Net assets at end of period	$9,866,131	$10,483,533

The accompanying notes are an integral part of these financial statements.

	Fidelity			AIM
Mid Cap
SC		Strategic		Dividend

2013		2013		2013

$3,198		$308,553		$7,660
(5,045)		(44,610)		(1,571)
(1,847)		263,943		6,089

101,645		71,468		-
47,628		(11,437)		8,794
149,273		60,031		8,794

103,961		(355,618)		39,957

$251,387		$(31,644)		$54,840

Mid Cap SC		Strategic		Dividend

2013	2012	2013	2012	2013	2012

$(1,847)	$(1,149)	$263,943	$201,902	$6,089	$1,702
149,273	85,725	60,031	64,202	8,794	420
103,961	47,930	(355,618)	311,073	39,957	9,995

251,387	132,506	(31,644)	577,177	54,840	12,117

3,010	3,560	548,603	982,242	180	680
(104,828)	(309,380)	(755,242)	669,146	179,955	60,632
(60,875)	(125,151)	(502,288)	(459,444)	(10,946)	(2,678)
(350)	(408)	(32,089)	(20,217)	(25)	(24)
(163,043)	(431,379)	(741,016)	1,171,727	169,164	58,610

88,344	(298,873)	(772,660)	1,748,904	224,004	70,727
790,688	1,089,561	7,735,809	5,986,905	110,165	39,438
$879,032	$790,688	$6,963,149	$7,735,809	$334,169	$110,165

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Health

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,702
Mortality and expense risk charge	(1,281)
Net investment income(loss)	421

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,090
Net realized gain(loss)	3,090

Change in unrealized appreciation/depreciation	61,127

Net increase(decrease) in net assets resulting
from operations	$64,638

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$421	$(578)
Net realized gain(loss)	3,090	779
Net change in unrealized appreciation/depreciation	61,127	15,161
Net increase(decrease) in net assets resulting
from operations	64,638	15,362

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,000	500
Subaccounts transfers (including fixed account), net	77,521	37,712
Transfers for policyowner benefits and terminations	(4,231)	(3,719)
Policyowner maintenance charges	(72)	(44)
Net increase(decrease) from policyowner transactions	103,218	34,449

Total increase(decrease) in net assets	167,856	49,811
Net assets at beginning of period	109,788	59,977
Net assets at end of period	$277,644	$109,788

The accompanying notes are an integral part of these financial statements.

AIM

Technology		Intl. Growth		Franchise

2013		2013		2013

$-		$48,374		$60
(998)		(23,516)		(283)
(998)		24,858		(223)

14,362		-		-
3,027		62,132		2,390
17,389		62,132		2,390

22,435		582,122		16,055

$38,826		$669,112		$18,222

Technology		Intl. Growth		Franchise

2013	2012	2013	2012	2013	2012

$(998)	$(822)	$24,858	$29,740	$(223)	$(206)
17,389	1,342	62,132	12,026	2,390	(92)
22,435	12,963	582,122	360,995	16,055	(1,278)

38,826	13,483	669,112	402,761	18,222	(1,576)

-	11,250	427,899	659,913	82,400	500
17,124	(9,452)	132,317	296,323	85,514	54,028
-	(476)	(142,565)	(138,879)	(2,469)	(730)
(92)	(86)	(24,425)	(15,334)	(2)	(2)
17,032	1,236	393,226	802,023	165,443	53,796

55,858	14,719	1,062,338	1,204,784	183,665	52,220
137,173	122,454	3,417,400	2,212,616	52,220	-
$193,031	$137,173	$4,479,738	$3,417,400	$235,885	$52,220

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Janus

	Growth

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$211
Mortality and expense risk charge	(159)
Net investment income(loss)	52

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	317
Net realized gain(loss)	317

Change in unrealized appreciation/depreciation	6,587

Net increase(decrease) in net assets resulting
from operations	$6,956

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$52	$(39)
Net realized gain(loss)	317	7,294
Net change in unrealized appreciation/depreciation	6,587	(173)
Net increase(decrease) in net assets resulting
from operations	6,956	7,082

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(669)	(25,563)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(49)	(50)
Net increase(decrease) from policyowner transactions	(718)	(25,613)

Total increase(decrease) in net assets	6,238	(18,531)
Net assets at beginning of period	23,805	42,336
Net assets at end of period	$30,043	$23,805

The accompanying notes are an integral part of these financial statements.

Neuberger Berman

Balanced		Growth		Bond

2013		2013		2013

$-		$-		$8,827
(1,157)		(502)		(1,966)
(1,157)		(502)		6,861

-		-		-
321		4,040		(2,146)
321		4,040		(2,146)

32,489		19,535		(4,873)

$31,653		$23,073		$(158)

Balanced		Growth		Bond

2013	2012	2013	2012	2013	2012

$(1,157)	$(1,144)	$(502)	$(661)	$6,861	$7,612
321	9,795	4,040	9,366	(2,146)	(1,244)
32,489	11,023	19,535	7,169	(4,873)	2,196

31,653	19,674	23,073	15,874	(158)	8,564

300	1,100	-	-	-	-
(269)	(58,974)	(19,157)	(48,697)	177,640	85,871
(15)	-	(309)	-	(9,308)	(1,293)
(217)	(230)	(135)	(212)	(51)	(38)
(201)	(58,104)	(19,601)	(48,909)	168,281	84,540

31,452	(38,430)	3,472	(33,035)	168,123	93,104
178,128	216,558	91,548	124,583	263,641	170,537
$209,580	$178,128	$95,020	$91,548	$431,764	$263,641

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Partners

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,772
Mortality and expense risk charge	(7,988)
Net investment income(loss)	7,784

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	70,083
Net realized gain(loss)	70,083

Change in unrealized appreciation/depreciation	271,544

Net increase(decrease) in net assets resulting
from operations	$349,411

	Partners

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,784	$(1,656)
Net realized gain(loss)	70,083	(8,014)
Net change in unrealized appreciation/depreciation	271,544	157,868
Net increase(decrease) in net assets resulting
from operations	349,411	148,198

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	38,103	60
Subaccounts transfers (including fixed account), net	144,496	(30,510)
Transfers for policyowner benefits and terminations	(36,539)	(16,170)
Policyowner maintenance charges	(387)	(351)
Net increase(decrease) from policyowner transactions	145,673	(46,971)

Total increase(decrease) in net assets	495,084	101,227
Net assets at beginning of period	1,064,545	963,318
Net assets at end of period	$1,559,629	$1,064,545

The accompanying notes are an integral part of these financial statements.

Neuberger Berman			Rydex

Regency		Nova		NASDAQ

2013		2013		2013

$4,915		$2,325		$-
(1,821)		(9,959)		(9,859)
3,094		(7,634)		(9,859)

-		-		-
4,237		498,332		121,641
4,237		498,332		121,641

73,983		101,993		372,556

$81,314		$592,691		$484,338

Regency		Nova		NASDAQ

2013	2012	2013	2012	2013	2012

$3,094	$61	$(7,634)	$(5,224)	$(9,859)	$(11,545)
4,237	40,217	498,332	73,442	121,641	286,973
73,983	(20,737)	101,993	2,961	372,556	10,011

81,314	19,541	592,691	71,179	484,338	285,439

54,391	-	385	125	31,424	17,065
216,528	10,440	928,422	686,074	(61,302)	(314,616)
(6,137)	(12,411)	(64,836)	(39,150)	(162,190)	(56,065)
(43)	(30)	(599)	(353)	(366)	(488)
264,739	(2,001)	863,372	646,696	(192,434)	(354,104)

346,053	17,540	1,456,063	717,875	291,904	(68,665)
150,864	133,324	1,211,383	493,508	1,786,862	1,855,527
$496,917	$150,864	$2,667,446	$1,211,383	$2,078,766	$1,786,862

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Precious
	Metals

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$23,785
Mortality and expense risk charge	(15,058)
Net investment income(loss)	8,727

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,547,975)
Net realized gain(loss)	(1,547,975)

Change in unrealized appreciation/depreciation	(281,951)

Net increase(decrease) in net assets resulting
from operations	$(1,821,199)

	Precious Metals

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,727	$(32,867)
Net realized gain(loss)	(1,547,975)	(290,142)
Net change in unrealized appreciation/depreciation	(281,951)	(87,226)
Net increase(decrease) in net assets resulting
from operations	(1,821,199)	(410,235)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	27,324	102,749
Subaccounts transfers (including fixed account), net	(360,889)	(460,759)
Transfers for policyowner benefits and terminations	(232,423)	(1,041,392)
Policyowner maintenance charges	(1,191)	(1,407)
Net increase(decrease) from policyowner transactions	(567,179)	(1,400,809)

Total increase(decrease) in net assets	(2,388,378)	(1,811,044)
Net assets at beginning of period	4,137,724	5,948,768
Net assets at end of period	$1,749,346	$4,137,724

The accompanying notes are an integral part of these financial statements.

Rydex
Inv.		Gov. Long		Inverse
S&P 500		Bond		NASDAQ

2013		2013		2013

$-		$8,980		$-
(5,944)		(6,749)		(1,462)
(5,944)		2,231		(1,462)

-		78,873		-
(166,468)		(219,334)		(19,750)
(166,468)		(140,461)		(19,750)

(138,106)		(111,951)		(63,881)

$(310,518)		$(250,181)		$(85,093)

Inv. S&P 500		Gov. Long Bond		Inverse NASDAQ

2013	2012	2013	2012	2013	2012

$(5,944)	$(7,161)	$2,231	$1,992	$(1,462)	$(1,993)
(166,468)	(232,794)	(140,461)	519,779	(19,750)	(81,309)
(138,106)	(1,255)	(111,951)	(490,643)	(63,881)	19,980

(310,518)	(241,210)	(250,181)	31,128	(85,093)	(63,322)

14,040	8,722	3,823	61,468	8,871	9,623
(10,391)	(202,803)	(247,230)	(187,380)	18,092	(72,384)
(7,484)	(43,022)	(20,375)	(23,417)	(315)	(29,162)
(449)	(450)	(221)	(250)	(149)	(85)
(4,284)	(237,553)	(264,003)	(149,579)	26,499	(92,008)

(314,802)	(478,763)	(514,184)	(118,451)	(58,594)	(155,330)
1,051,727	1,530,490	1,420,158	1,538,609	252,540	407,870
$736,925	$1,051,727	$905,974	$1,420,158	$193,946	$252,540

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Inv. Long
	Bond

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,586)
Net investment income(loss)	(2,586)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(909)
Net realized gain(loss)	(909)

Change in unrealized appreciation/depreciation	44,793

Net increase(decrease) in net assets resulting
from operations	$41,298

	Inv. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,586)	$(1,126)
Net realized gain(loss)	(909)	(48,004)
Net change in unrealized appreciation/depreciation	44,793	27,278
Net increase(decrease) in net assets resulting
from operations	41,298	(21,852)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	90	390
Subaccounts transfers (including fixed account), net	359,354	(39,672)
Transfers for policyowner benefits and terminations	(26,426)	(29,678)
Policyowner maintenance charges	(44)	(24)
Net increase(decrease) from policyowner transactions	332,974	(68,984)

Total increase(decrease) in net assets	374,272	(90,836)
Net assets at beginning of period	99,590	190,426
Net assets at end of period	$473,862	$99,590

The accompanying notes are an integral part of these financial statements.

	Rydex			Third Avenue
		Sector
Russell		Rotation		Value

2013		2013		2013

$-		$21		$149,654
(8,031)		(3,563)		(27,663)
(8,031)		(3,542)		121,991

-		-		-
191,172		15,339		(150,942)
191,172		15,339		(150,942)

389,425		84,481		794,932

$572,566		$96,278		$765,981

Russell		Sector Rotation		Value

2013	2012	2013	2012	2013	2012

$(8,031)	$(4,177)	$(3,542)	$(5,002)	$121,991	$12,341
191,172	(9,345)	15,339	(2,045)	(150,942)	(289,217)
389,425	126,330	84,481	39,621	794,932	1,323,344

572,566	112,808	96,278	32,574	765,981	1,046,468

19,314	1,954	9,276	5,721	26,741	46,005
443,051	42,841	(68,940)	(60,481)	(584,421)	(202,747)
(59,339)	(39,399)	(94,225)	(20,646)	(350,353)	(370,488)
(214)	(245)	(200)	(237)	(1,263)	(1,543)
402,812	5,151	(154,089)	(75,643)	(909,296)	(528,773)

975,378	117,959	(57,811)	(43,069)	(143,315)	517,695
724,857	606,898	815,748	858,817	4,703,608	4,185,913
$1,700,235	$724,857	$757,937	$815,748	$4,560,293	$4,703,608

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Money Market

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$25,519
Mortality and expense risk charge	(144,686)
Net investment income(loss)	(119,167)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(119,167)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(119,167)	$(117,115)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(119,167)	(117,115)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,364,652	4,521,491
Subaccounts transfers (including fixed account), net	957,672	(1,754,977)
Transfers for policyowner benefits and terminations	(8,695,843)	(8,904,923)
Policyowner maintenance charges	(36,117)	(25,660)
Net increase(decrease) from policyowner transactions	(2,409,636)	(6,164,069)

Total increase(decrease) in net assets	(2,528,803)	(6,281,184)
Net assets at beginning of period	23,700,983	29,982,167
Net assets at end of period	$21,172,180	$23,700,983

The accompanying notes are an integral part of these financial statements.

Vanguard

Equity Index		Total Bond		REIT Index

2013		2013		2013

$446,981		$899,854		$374,945
(151,795)		(210,399)		(110,890)
295,186		689,455		264,055

624,003		399,935		448,463
1,129,679		67,283		96,637
1,753,682		467,218		545,100

4,719,297		(2,195,652)		(503,422)

$6,768,165		$(1,038,979)		$305,733

Equity Index		Total Bond		REIT Index

2013	2012	2013	2012	2013	2012

$295,186	$250,078	$689,455	$528,719	$264,055	$214,319
1,753,682	796,282	467,218	468,031	545,100	432,890
4,719,297	1,717,659	(2,195,652)	(12,144)	(503,422)	1,786,547

6,768,165	2,764,019	(1,038,979)	984,606	305,733	2,433,756

1,079,321	2,487,733	2,651,602	4,000,870	821,428	1,429,562
(346,440)	(377,869)	(1,572,240)	7,073,958	89,409	529,115
(4,442,654)	(947,719)	(1,845,938)	(2,040,808)	(1,297,454)	(787,383)
(60,921)	(39,684)	(131,486)	(74,779)	(36,015)	(25,711)
(3,770,694)	1,122,461	(898,062)	8,959,241	(422,632)	1,145,583

2,997,471	3,886,480	(1,937,041)	9,943,847	(116,899)	3,579,339
21,888,000	18,001,520	36,275,325	26,331,478	17,657,320	14,077,981
$24,885,471	$21,888,000	$34,338,284	$36,275,325	$17,540,421	$17,657,320

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Mid-Cap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$189,345
Mortality and expense risk charge	(112,095)
Net investment income(loss)	77,250

Realized gain(loss) on investments:
Net realized gain distributions	591,702
Net realized gain(loss) on sale of fund shares	583,854
Net realized gain(loss)	1,175,556

Change in unrealized appreciation/depreciation	4,115,623

Net increase(decrease) in net assets resulting
from operations	$5,368,429

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$77,250	$79,261
Net realized gain(loss)	1,175,556	462,181
Net change in unrealized appreciation/depreciation	4,115,623	1,467,286
Net increase(decrease) in net assets resulting
from operations	5,368,429	2,008,728

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,016,910	1,156,543
Subaccounts transfers (including fixed account), net	1,715,009	(43,924)
Transfers for policyowner benefits and terminations	(1,814,131)	(1,450,641)
Policyowner maintenance charges	(35,231)	(22,166)
Net increase(decrease) from policyowner transactions	882,557	(360,188)

Total increase(decrease) in net assets	6,250,986	1,648,540
Net assets at beginning of period	15,313,152	13,664,612
Net assets at end of period	$21,564,138	$15,313,152

The accompanying notes are an integral part of these financial statements.

Vanguard
Stock Market		Equity
Index		Income		Growth

2013		2013		2013

$212,913		$447,313		$31,500
(85,078)		(103,644)		(38,489)
127,835		343,669		(6,989)

491,902		-		-
237,030		2,349,778		227,396
728,932		2,349,778		227,396

3,065,625		1,694,334		1,703,043

$3,922,392		$4,387,781		$1,923,450

Stock Market Index		Equity Income		Growth

2013	2012	2013	2012	2013	2012

$127,835	$122,355	$343,669	$293,060	$(6,989)	$(9,637)
728,932	779,802	2,349,778	149,723	227,396	136,554
3,065,625	720,017	1,694,334	1,453,608	1,703,043	766,532

3,922,392	1,622,174	4,387,781	1,896,391	1,923,450	893,449

510,000	503,173	293,799	188,216	192,820	97,328
906,889	(255,448)	(435,873)	322,891	6,891	(83,288)
(1,166,515)	(538,329)	(8,072,982)	(764,433)	(360,401)	(259,662)
(2,244)	(2,430)	(2,458)	(2,405)	(1,934)	(2,232)
248,130	(293,034)	(8,217,514)	(255,731)	(162,624)	(247,854)

4,170,522	1,329,140	(3,829,733)	1,640,660	1,760,826	645,595
11,668,004	10,338,864	16,678,245	15,037,585	5,775,662	5,130,067
$15,838,526	$11,668,004	$12,848,512	$16,678,245	$7,536,488	$5,775,662

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$432,739
Mortality and expense risk charge	(44,661)
Net investment income(loss)	388,078

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	213,885
Net realized gain(loss)	213,885

Change in unrealized appreciation/depreciation	(331,982)

Net increase(decrease) in net assets resulting
from operations	$269,981

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$388,078	$365,380
Net realized gain(loss)	213,885	142,606
Net change in unrealized appreciation/depreciation	(331,982)	509,359
Net increase(decrease) in net assets resulting
from operations	269,981	1,017,345

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	299,513	609,161
Subaccounts transfers (including fixed account), net	(2,074,685)	357,491
Transfers for policyowner benefits and terminations	(565,967)	(429,355)
Policyowner maintenance charges	(1,216)	(1,491)
Net increase(decrease) from policyowner transactions	(2,342,355)	535,806

Total increase(decrease) in net assets	(2,072,374)	1,553,151
Net assets at beginning of period	8,699,605	7,146,454
Net assets at end of period	$6,627,231	$8,699,605

The accompanying notes are an integral part of these financial statements.

Vanguard

Balanced		International		Diversified

2013		2013		2013

$334,391		$418,696		$398,449
(84,063)		(154,425)		(108,083)
250,328		264,271		290,366

291,832		-		-
365,641		750,703		1,299,951
657,473		750,703		1,299,951

1,521,943		4,015,870		2,878,708

$2,429,744		$5,030,844		$4,469,025

Balanced		International		Diversified

2013	2012	2013	2012	2013	2012

$250,328	$267,043	$264,271	$370,865	$290,366	$269,874
657,473	184,806	750,703	(162,820)	1,299,951	184,792
1,521,943	914,077	4,015,870	4,331,291	2,878,708	1,831,817

2,429,744	1,365,926	5,030,844	4,539,336	4,469,025	2,286,483

1,213,338	535,950	743,429	1,844,129	861,884	1,356,867
(414,398)	(373,447)	(6,241,476)	(1,641,241)	(256,399)	(1,415,086)
(956,144)	(778,114)	(1,582,862)	(1,497,337)	(4,414,623)	(945,138)
(2,075)	(2,379)	(22,181)	(36,108)	(45,846)	(31,408)
(159,279)	(617,990)	(7,103,090)	(1,330,557)	(3,854,984)	(1,034,765)

2,270,465	747,936	(2,072,246)	3,208,779	614,041	1,251,718
12,474,802	11,726,866	27,187,401	23,978,622	16,188,813	14,937,095
$14,745,267	$12,474,802	$25,115,155	$27,187,401	$16,802,854	$16,188,813

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$107,523
Mortality and expense risk charge	(96,782)
Net investment income(loss)	10,741

Realized gain(loss) on investments:
Net realized gain distributions	1,187,456
Net realized gain(loss) on sale of fund shares	835,178
Net realized gain(loss)	2,022,634

Change in unrealized appreciation/depreciation	4,060,746

Net increase(decrease) in net assets resulting
from operations	$6,094,121

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,741	$(46,526)
Net realized gain(loss)	2,022,634	516,936
Net change in unrealized appreciation/depreciation	4,060,746	1,125,437
Net increase(decrease) in net assets resulting
from operations	6,094,121	1,595,847

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	597,160	799,138
Subaccounts transfers (including fixed account), net	(172,015)	68,359
Transfers for policyowner benefits and terminations	(911,041)	(713,289)
Policyowner maintenance charges	(17,714)	(12,802)
Net increase(decrease) from policyowner transactions	(503,610)	141,406

Total increase(decrease) in net assets	5,590,511	1,737,253
Net assets at beginning of period	13,316,976	11,579,723
Net assets at end of period	$18,907,487	$13,316,976

The accompanying notes are an integral part of these financial statements.

	Wells Fargo			ProFunds

Discovery		Opportunity		Bull

2013		2013		2013

$38		$603		$-
(3,177)		(1,783)		(30,742)
(3,139)		(1,180)		(30,742)

14,612		-		36,502
56,536		3,886		153,780
71,148		3,886		190,282

122,700		74,651		689,778

$190,709		$77,357		$849,318

Discovery		Opportunity		Bull

2013	2012	2013	2012	2013	2012

$(3,139)	$(2,798)	$(1,180)	$(1,214)	$(30,742)	$(18,121)
71,148	6,077	3,886	98	190,282	513,289
122,700	62,984	74,651	33,807	689,778	(81,391)

190,709	66,263	77,357	32,691	849,318	413,777

326	250	3,004	3,274	1,981	-
(14,594)	19,194	6,538	(7)	671,785	568,546
(8,418)	(1,200)	(7,536)	(15)	(223,487)	(938,137)
(297)	(309)	(223)	(258)	-	-
(22,983)	17,935	1,783	2,994	450,279	(369,591)

167,726	84,198	79,140	35,685	1,299,597	44,186
474,964	390,766	254,805	219,120	2,684,033	2,639,847
$642,690	$474,964	$333,945	$254,805	$3,983,630	$2,684,033

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Europe

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,405
Mortality and expense risk charge	(881)
Net investment income(loss)	524

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	87
Net realized gain(loss)	87

Change in unrealized appreciation/depreciation	18,707

Net increase(decrease) in net assets resulting
from operations	$19,318

	Europe

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$524	$1,343
Net realized gain(loss)	87	(10,739)
Net change in unrealized appreciation/depreciation	18,707	7,206
Net increase(decrease) in net assets resulting
from operations	19,318	(2,190)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	4,931	33,071
Transfers for policyowner benefits and terminations	-	(968)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	4,931	32,103

Total increase(decrease) in net assets	24,249	29,913
Net assets at beginning of period	91,665	61,752
Net assets at end of period	$115,914	$91,665

The accompanying notes are an integral part of these financial statements.

ProFunds

Mid-Cap		NASDAQ-100		Small-Cap

2013		2013		2013

$15		$-		$-
(136)		(906)		(94)
(121)		(906)		(94)

-		-		-
16		27,529		5,686
16		27,529		5,686

3,819		302		(1,704)

$3,714		$26,925		$3,888

Mid-Cap		NASDAQ-100		Small-Cap

2013	2012	2013	2012	2013	2012

$(121)	$(30)	$(906)	$(565)	$(94)	$(258)
16	4	27,529	5,044	5,686	(4,753)
3,819	597	302	1,841	(1,704)	1,076

3,714	571	26,925	6,320	3,888	(3,935)

-	-	-	-	-	-
47,437	-	1,960	187,280	(170,033)	156,184
-	-	(183,396)	(3,704)	(450)	(906)
-	-	-	-	-	-
47,437	-	(181,436)	183,576	(170,483)	155,278

51,151	571	(154,511)	189,896	(166,595)	151,343
4,258	3,687	203,129	13,233	166,595	15,252
$55,409	$4,258	$48,618	$203,129	$-	$166,595

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Small-Cap
	Value

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$30
Mortality and expense risk charge	(135)
Net investment income(loss)	(105)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	163
Net realized gain(loss)	163

Change in unrealized appreciation/depreciation	4,569

Net increase(decrease) in net assets resulting
from operations	$4,627

	Small-Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(105)	$(35)
Net realized gain(loss)	163	-
Net change in unrealized appreciation/depreciation	4,569	358
Net increase(decrease) in net assets resulting
from operations	4,627	323

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(663)	11,542
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(663)	11,542

Total increase(decrease) in net assets	3,964	11,865
Net assets at beginning of period	12,902	1,037
Net assets at end of period	$16,866	$12,902

The accompanying notes are an integral part of these financial statements.

ProFunds
				Short
Classic Dow		Bear		NASDAQ

2013		2013		2013

$-		$-		$-
(921)		(2,430)		(281)
(921)		(2,430)		(281)

-		-		-
25,228		(64,569)		(8,198)
25,228		(64,569)		(8,198)

3,657		(16,401)		(3,358)

$27,964		$(83,400)		$(11,837)

Classic Dow		Bear		Short NASDAQ

2013	2012	2013	2012	2013	2012

$(921)	$(470)	$(2,430)	$(2,076)	$(281)	$(414)
25,228	(2,513)	(64,569)	(22,658)	(8,198)	(13,421)
3,657	512	(16,401)	(12,349)	(3,358)	124

27,964	(2,471)	(83,400)	(37,083)	(11,837)	(13,711)

-	-	-	-	-	-
67,092	192,949	198,084	305,303	2,022	2,124
(184,185)	(4,204)	(235,630)	(5,619)	-	-
-	-	-	-	-	-
(117,093)	188,745	(37,546)	299,684	2,022	2,124

(89,129)	186,274	(120,946)	262,601	(9,815)	(11,587)
194,395	8,121	297,839	35,238	32,678	44,265
$105,266	$194,395	$176,893	$297,839	$22,863	$32,678

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Short Small-
	Cap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(357)
Net investment income(loss)	(357)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(13,347)
Net realized gain(loss)	(13,347)

Change in unrealized appreciation/depreciation	(1,609)

Net increase(decrease) in net assets resulting
from operations	$(15,313)

	Short Small-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(357)	$(651)
Net realized gain(loss)	(13,347)	(28,240)
Net change in unrealized appreciation/depreciation	(1,609)	(2,758)
Net increase(decrease) in net assets resulting
from operations	(15,313)	(31,649)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	550	42,763
Transfers for policyowner benefits and terminations	-	(5,940)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	550	36,823

Total increase(decrease) in net assets	(14,763)	5,174
Net assets at beginning of period	46,330	41,156
Net assets at end of period	$31,567	$46,330

The accompanying notes are an integral part of these financial statements.

ProFunds

Short Dow		UltraMid		UltraOTC

2013		2013		2013

$-		$-		$-
(143)		(356)		(1,324)
(143)		(356)		(1,324)

-		-		-
(3,944)		22,405		26,021
(3,944)		22,405		26,021

(1,007)		(399)		60,405

$(5,094)		$21,650		$85,102

Short Dow		UltraMid		UltraOTC

2013	2012	2013	2012	2013	2012

$(143)	$(250)	$(356)	$(417)	$(1,324)	$(1,285)
(3,944)	(1,487)	22,405	2,647	26,021	34,014
(1,007)	(191)	(399)	(165)	60,405	4,902

(5,094)	(1,928)	21,650	2,065	85,102	37,631

-	-	-	-	-	-
634	(377)	1,848	76,689	18,272	(28,884)
-	-	(92,751)	(16,122)	-	(16,408)
-	-	-	-	-	-
634	(377)	(90,903)	60,567	18,272	(45,292)

(4,460)	(2,305)	(69,253)	62,632	103,374	(7,661)
14,989	17,294	84,985	22,353	106,782	114,443
$10,529	$14,989	$15,732	$84,985	$210,156	$106,782

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraSmall

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(385)
Net investment income(loss)	(385)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	21,490
Net realized gain(loss)	21,490

Change in unrealized appreciation/depreciation	1,868

Net increase(decrease) in net assets resulting
from operations	$22,973

	UltraSmall

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(385)	$(243)
Net realized gain(loss)	21,490	4,549
Net change in unrealized appreciation/depreciation	1,868	(1,314)
Net increase(decrease) in net assets resulting
from operations	22,973	2,992

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	122,943	(8,908)
Transfers for policyowner benefits and terminations	(105,237)	(15,040)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	17,706	(23,948)

Total increase(decrease) in net assets	40,679	(20,956)
Net assets at beginning of period	817	21,773
Net assets at end of period	$41,496	$817

The accompanying notes are an integral part of these financial statements.

ProFunds
		U.S. Gov.
UltraBull		Plus		Opportunity

2013		2013		2013

$-		$336		$-
(303)		(2,278)		(570)
(303)		(1,942)		(570)

3,618		20,864		-
6,346		(94,767)		8,567
9,964		(73,903)		8,567

3,214		8,077		1,104

$12,875		$(67,768)		$9,101

UltraBull		U.S. Gov. Plus		Opportunity

2013	2012	2013	2012	2013	2012

$(303)	$(331)	$(1,942)	$(2,083)	$(570)	$(139)
9,964	8,675	(73,903)	(4,656)	8,567	(863)
3,214	(1,706)	8,077	(12,506)	1,104	892

12,875	6,638	(67,768)	(19,245)	9,101	(110)

-	-	-	-	-	-
17,380	(10,412)	(50,212)	217,155	101,529	26,852
-	(15,392)	(78,862)	(1,996)	(41,008)	-
-	-	-	-	-	-
17,380	(25,804)	(129,074)	215,159	60,521	26,852

30,255	(19,166)	(196,842)	195,914	69,622	26,742
14,422	33,588	259,331	63,417	26,742	-
$44,677	$14,422	$62,489	$259,331	$96,364	$26,742

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Oil & Gas

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$606
Mortality and expense risk charge	(1,182)
Net investment income(loss)	(576)

Realized gain(loss) on investments:
Net realized gain distributions	5,374
Net realized gain(loss) on sale of fund shares	902
Net realized gain(loss)	6,276

Change in unrealized appreciation/depreciation	22,709

Net increase(decrease) in net assets resulting
from operations	$28,409

	Oil & Gas

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(576)	$(1,161)
Net realized gain(loss)	6,276	9,576
Net change in unrealized appreciation/depreciation	22,709	(6,167)
Net increase(decrease) in net assets resulting
from operations	28,409	2,248

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(5,262)	54,853
Transfers for policyowner benefits and terminations	(31,976)	(30,444)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(37,238)	24,409

Total increase(decrease) in net assets	(8,829)	26,657
Net assets at beginning of period	149,028	122,371
Net assets at end of period	$140,199	$149,028

The accompanying notes are an integral part of these financial statements.

ProFunds
Precious
Metals		Real Estate		High Yield

2013		2013		2013

$-		$1,396		$1,291
(2,037)		(862)		(440)
(2,037)		534		851

-		-		1,013
(190,229)		16,326		662
(190,229)		16,326		1,675

40,846		(16,254)		1,415

$(151,420)		$606		$3,941

Precious Metals		Real Estate		High Yield

2013	2012	2013	2012	2013	2012

$(2,037)	$(4,491)	$534	$1,346	$851	$926
(190,229)	(44,902)	16,326	2,911	1,675	3
40,846	(35,658)	(16,254)	9,176	1,415	26

(151,420)	(85,051)	606	13,433	3,941	955

-	-	-	-	-	-
(155,388)	(133,778)	29,218	(11,874)	(1,395)	48,662
(9,516)	(36,037)	(214)	-	-	-
-	-	-	-	-	-
(164,904)	(169,815)	29,004	(11,874)	(1,395)	48,662

(316,324)	(254,866)	29,610	1,559	2,546	49,617
392,579	647,445	83,450	81,891	55,523	5,906
$76,255	$392,579	$113,060	$83,450	$58,069	$55,523

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Money Market

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$621
Mortality and expense risk charge	(27,765)
Net investment income(loss)	(27,144)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(27,144)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(27,144)	$(51,156)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(27,144)	(51,156)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	616,412	394,498
Subaccounts transfers (including fixed account), net	(893,743)	(1,727,214)
Transfers for policyowner benefits and terminations	(2,019,096)	(428,556)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(2,296,427)	(1,761,272)

Total increase(decrease) in net assets	(2,323,571)	(1,812,428)
Net assets at beginning of period	3,988,243	5,800,671
Net assets at end of period	$1,664,672	$3,988,243

The accompanying notes are an integral part of these financial statements.

	Pimco			American Century

Commodity		Total Return		Mid Cap

2013		2013		2013

$143,132		$599,141		$17,304
(49,178)		(165,730)		(8,625)
93,954		433,411		8,679

-		195,044		21,859
(462,293)		(9,708)		147,271
(462,293)		185,336		169,130

(1,008,421)		(1,383,794)		191,240

$(1,376,760)		$(765,047)		$369,049

Commodity		Total Return		Mid Cap

2013	2012	2013	2012	2013	2012

$93,954	$201,047	$433,411	$556,282	$8,679	$20,273
(462,293)	63,421	185,336	714,985	169,130	112,039
(1,008,421)	145,838	(1,383,794)	1,097,187	191,240	59,080

(1,376,760)	410,306	(765,047)	2,368,454	369,049	191,392

134,507	259,767	1,766,646	4,098,161	109,752	79,631
(306,594)	31,763	(1,096,634)	243,782	(425,126)	(138,552)
(246,301)	(345,940)	(6,433,337)	(1,197,686)	(61,870)	(62,603)
(876)	(1,083)	(94,613)	(74,774)	(229)	(243)
(419,264)	(55,493)	(5,857,938)	3,069,483	(377,473)	(121,767)

(1,796,024)	354,813	(6,622,985)	5,437,937	(8,424)	69,625
9,243,302	8,888,489	28,967,998	23,530,061	1,339,575	1,269,950
$7,447,278	$9,243,302	$22,345,013	$28,967,998	$1,331,151	$1,339,575

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	International

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$27,703
Mortality and expense risk charge	(12,378)
Net investment income(loss)	15,325

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	131,616
Net realized gain(loss)	131,616

Change in unrealized appreciation/depreciation	273,752

Net increase(decrease) in net assets resulting
from operations	$420,693

	International

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,325	$3,423
Net realized gain(loss)	131,616	(10,497)
Net change in unrealized appreciation/depreciation	273,752	277,024
Net increase(decrease) in net assets resulting
from operations	420,693	269,950

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	36,750	96,065
Subaccounts transfers (including fixed account), net	549,348	(12,129)
Transfers for policyowner benefits and terminations	(93,299)	(58,510)
Policyowner maintenance charges	(116)	(126)
Net increase(decrease) from policyowner transactions	492,683	25,300

Total increase(decrease) in net assets	913,376	295,250
Net assets at beginning of period	1,650,168	1,354,918
Net assets at end of period	$2,563,544	$1,650,168

The accompanying notes are an integral part of these financial statements.

Franklin Templeton			MFS

Global Inc.		Utilities IC		Research

2013		2013		2013

$446,867		$42,741		$105,852
(55,570)		(10,137)		(18,537)
391,297		32,604		87,315

115,375		34,123		-
57,264		99,026		29,434
172,639		133,149		29,434

(498,541)		125,436		456,903

$65,395		$291,189		$573,652

Global Inc.		Utilities IC		Research

2013	2012	2013	2012	2013	2012

$391,297	$507,156	$32,604	$116,585	$87,315	$2,950
172,639	26,705	133,149	64,382	29,434	947
(498,541)	547,508	125,436	30,760	456,903	21,467

65,395	1,081,369	291,189	211,727	573,652	25,364

210,768	649,350	53,111	14,038	290,661	650
750,551	(624,322)	295,350	(182,187)	4,785,545	(9,988)
(484,297)	(348,483)	(152,467)	(158,406)	(172,567)	(12,373)
(643)	(7,017)	(361)	(292)	(26,539)	(9)
476,379	(330,472)	195,633	(326,847)	4,877,100	(21,720)

541,774	750,897	486,822	(115,120)	5,450,752	3,644
9,204,428	8,453,531	1,411,156	1,526,276	188,260	184,616
$9,746,202	$9,204,428	$1,897,978	$1,411,156	$5,639,012	$188,260

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Natural Res

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(24,713)
Net investment income(loss)	(24,713)

Realized gain(loss) on investments:
Net realized gain distributions	32,202
Net realized gain(loss) on sale of fund shares	(2,450)
Net realized gain(loss)	29,752

Change in unrealized appreciation/depreciation	26,204

Net increase(decrease) in net assets resulting
from operations	$31,243

	Natural Res

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(24,713)	$(18,726)
Net realized gain(loss)	29,752	105,320
Net change in unrealized appreciation/depreciation	26,204	33,866
Net increase(decrease) in net assets resulting
from operations	31,243	120,460

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	482,789	867,910
Subaccounts transfers (including fixed account), net	1,101,552	(403,702)
Transfers for policyowner benefits and terminations	(217,167)	(113,902)
Policyowner maintenance charges	(28,559)	(16,973)
Net increase(decrease) from policyowner transactions	1,338,615	333,333

Total increase(decrease) in net assets	1,369,858	453,793
Net assets at beginning of period	3,337,182	2,883,389
Net assets at end of period	$4,707,040	$3,337,182

The accompanying notes are an integral part of these financial statements.

Summit
				EAFE
Zenith		S&P 500		Intl.

2013		2013		2013

$3,746		$9,651		$36,818
(1,303)		(1,918)		(5,350)
2,443		7,733		31,468

-		7,835		-
18,435		27,940		19,457
18,435		35,775		19,457

38,082		37,694		114,726

$58,960		$81,202		$165,651

Zenith		S&P 500		EAFE Intl.

2013	2012	2013	2012	2013	2012

$2,443	$2,075	$7,733	$2,183	$31,468	$11,905
18,435	3,124	35,775	590	19,457	(2,293)
38,082	20,344	37,694	19,552	114,726	98,207

58,960	25,543	81,202	22,325	165,651	107,819

-	500	20,631	300	35,487	12,071
35,994	685	355,689	38,375	818,678	4,839
-	(9,568)	(31,046)	(3,851)	(21,265)	(39,555)
(66)	(62)	(117)	(126)	(280)	(311)
35,928	(8,445)	345,157	34,698	832,620	(22,956)

94,888	17,098	426,359	57,023	998,271	84,863
175,370	158,272	185,682	128,659	718,310	633,447
$270,258	$175,370	$612,041	$185,682	$1,716,581	$718,310

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,986
Mortality and expense risk charge	(2,383)
Net investment income(loss)	1,603

Realized gain(loss) on investments:
Net realized gain distributions	13,950
Net realized gain(loss) on sale of fund shares	22,500
Net realized gain(loss)	36,450

Change in unrealized appreciation/depreciation	70,932

Net increase(decrease) in net assets resulting
from operations	$108,985

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,603	$1,178
Net realized gain(loss)	36,450	10,399
Net change in unrealized appreciation/depreciation	70,932	38,290
Net increase(decrease) in net assets resulting
from operations	108,985	49,867

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	500
Subaccounts transfers (including fixed account), net	38,559	(13,382)
Transfers for policyowner benefits and terminations	(6,534)	(3,927)
Policyowner maintenance charges	(143)	(231)
Net increase(decrease) from policyowner transactions	31,882	(17,040)

Total increase(decrease) in net assets	140,867	32,827
Net assets at beginning of period	343,322	310,495
Net assets at end of period	$484,189	$343,322

The accompanying notes are an integral part of these financial statements.

Summit
		Mod.
Growth		Growth		Moderate

2013		2013		2013

$17,016		$20,735		$5,256
(4,097)		(4,194)		(1,496)
12,919		16,541		3,760

-		-		-
483		862		(40)
483		862		(40)

117,383		87,617		7,982

$130,785		$105,020		$11,702

Growth		Mod. Growth		Moderate

2013	2012	2013	2012	2013	2012

$12,919	$-	$16,541	$-	$3,760	$-
483	-	862	-	(40)	-
117,383	-	87,617	-	7,982	-

130,785	-	105,020	-	11,702	-

219,454	-	2,231,669	-	636,070	-
2,190,833	-	364,067	-	6	-
(6,296)	-	(6,992)	-	(747)	-
(7,228)	-	(8,493)	-	(3,774)	-
2,396,763	-	2,580,251	-	631,555	-

2,527,548	-	2,685,271	-	643,257	-
-	-	-	-	-	-
$2,527,548	$-	$2,685,271	$-	$643,257	$-

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,672
Mortality and expense risk charge	(70,259)
Net investment income(loss)	(66,587)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	808,661
Net realized gain(loss)	808,661

Change in unrealized appreciation/depreciation	3,270,728

Net increase(decrease) in net assets resulting
from operations	$4,012,802

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(66,587)	$(37,944)
Net realized gain(loss)	808,661	360,902
Net change in unrealized appreciation/depreciation	3,270,728	1,051,850
Net increase(decrease) in net assets resulting
from operations	4,012,802	1,374,808

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	948,336	1,431,170
Subaccounts transfers (including fixed account), net	(356,775)	(139,201)
Transfers for policyowner benefits and terminations	(665,753)	(280,670)
Policyowner maintenance charges	(43,865)	(28,038)
Net increase(decrease) from policyowner transactions	(118,057)	983,261

Total increase(decrease) in net assets	3,894,745	2,358,069
Net assets at beginning of period	10,079,072	7,721,003
Net assets at end of period	$13,973,817	$10,079,072

The accompanying notes are an integral part of these financial statements.

Morgan Stanley			DFA
Emerging
Markets		Bond		Small

2013		2013		2013

$75,590		$14,613		$43,425
(39,882)		(17,375)		(9,060)
35,708		(2,762)		34,365

-		45,928		59,332
209,131		(4,472)		33,556
209,131		41,456		92,888

(331,904)		(67,190)		225,061

$(87,065)		$(28,496)		$352,314

Emerging Markets		Bond		Small

2013	2012	2013	2012	2013	2012

$35,708	$(36,234)	$(2,762)	$29,561	$34,365	$19,757
209,131	39,740	41,456	33,994	92,888	(77,416)
(331,904)	997,201	(67,190)	30,281	225,061	274,557

(87,065)	1,000,707	(28,496)	93,836	352,314	216,898

416,476	820,841	304,707	607,983	196,167	177,189
566,928	(418,334)	354,203	130,119	606,185	(595,632)
(314,628)	(261,001)	(107,761)	(75,889)	(59,605)	(42,548)
(15,070)	(14,110)	(110)	(77)	(51)	(1,970)
653,706	127,396	551,039	662,136	742,696	(462,961)

566,641	1,128,103	522,543	755,972	1,095,010	(246,063)
6,647,641	5,519,538	2,702,790	1,946,818	1,126,098	1,372,161
$7,214,282	$6,647,641	$3,225,333	$2,702,790	$2,221,108	$1,126,098

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$119,916
Mortality and expense risk charge	(26,362)
Net investment income(loss)	93,554

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	34,778
Net realized gain(loss)	34,778

Change in unrealized appreciation/depreciation	711,599

Net increase(decrease) in net assets resulting
from operations	$839,931

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$93,554	$86,011
Net realized gain(loss)	34,778	(201,066)
Net change in unrealized appreciation/depreciation	711,599	538,835
Net increase(decrease) in net assets resulting
from operations	839,931	423,780

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	718,990	966,564
Subaccounts transfers (including fixed account), net	273,076	(527,185)
Transfers for policyowner benefits and terminations	(172,076)	(178,560)
Policyowner maintenance charges	(21,779)	(17,332)
Net increase(decrease) from policyowner transactions	798,211	243,487

Total increase(decrease) in net assets	1,638,142	667,267
Net assets at beginning of period	3,559,744	2,892,477
Net assets at end of period	$5,197,886	$3,559,744

The accompanying notes are an integral part of these financial statements.

DFA

Fixed		Large		Targeted

2013		2013		2013

$20,126		$50,538		$17,846
(32,590)		(18,327)		(11,983)
(12,464)		32,211		5,863

6,709		289,035		-
(1,415)		192,090		173,522
5,294		481,125		173,522

(13,378)		463,936		518,537

$(20,548)		$977,272		$697,922

Fixed		Large		Targeted

2013	2012	2013	2012	2013	2012

$(12,464)	$(11,277)	$32,211	$25,726	$5,863	$11,591
5,294	7,083	481,125	7,454	173,522	32,431
(13,378)	16,987	463,936	246,873	518,537	175,371

(20,548)	12,793	977,272	280,053	697,922	219,393

359,955	1,271,660	515,379	143,940	135,388	112,869
3,828,200	(2,490,378)	427,492	627,514	426,157	23,818
(440,068)	(371,536)	(101,428)	(31,768)	(70,112)	(34,966)
(321)	(7,398)	(163)	(67)	(152)	(100)
3,747,766	(1,597,652)	841,280	739,619	491,281	101,621

3,727,218	(1,584,859)	1,818,552	1,019,672	1,189,203	321,014
3,731,299	5,316,158	1,984,569	964,897	1,387,646	1,066,632
$7,458,517	$3,731,299	$3,803,121	$1,984,569	$2,576,849	$1,387,646

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2013 AND 2012

1.  ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company.  The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.  The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained.  Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series.  At December 31, 2013 there are one hundred subaccounts available within the Account listed as follows:

Calvert Investment Management, Inc.	Fidelity Management & Research
(Advisor) (See Note 3)	Company, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*High Income SC
*Mid Cap	*Contrafund IC
*Social Equity	*Contrafund SC
*Small Cap	*Mid Cap IC
*Mid Cap SC
Deutsche Investment Management	*Strategic
Americas Inc.
Scudder	Invesco Advisers, Inc.
*Small Cap	AIM
*Small Mid Value (formerly DWS Dreman	*Dividend
Small Mid Cap Value VIP Portfolio, Class A)	(Commenced April 29, 2011)
*Thematic (formerly DWS Global	*Health
Thematic VIP Portfolio, Class A)	*Technology
*Growth	*Intl. Growth
(Commenced April 29, 2011)	*Franchise (formerly Invesco Van Kampen V.I.
American Franchise Fund Portfolio, Series I)
Fidelity Management & Research	(Commenced April 27, 2012)
Company
Fidelity	Janus Capital Management LLC
*Overseas IC	Janus
*Inv. Grade Bond IC	*Growth
*Equity Income IC
*Growth IC
*High Income IC

1.  ORGANIZATION, continued

Neuberger Berman Management LLC	Wellington Management Company, LLP
Neuberger Berman	Vanguard
*Balanced	*High Yield Bond
*Growth	*Balanced
*Bond
*Partners	Schroder Investment Management North
*Regency	America, Inc., Baillie Gifford
Overseas Ltd. and M & G Investment
Guggenheim Investments	Management Limited (formerly Schroder Investment
Rydex	Management North America, Inc. and Baillie Gifford
*Nova	Overseas Ltd.)
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500
*Gov. Long Bond	Barrow, Hanley, Mewhinney &
*Inverse NASDAQ	Strauss, LLC
*Inv. Long Bond	(formerly Barrow, Hanley, Mewhinney &
*Russell	Strauss, Inc.)
*Sector Rotation (formerly Guggenheim U.S.	Vanguard
Long Short Momentum Fund Portfolio)	*Diversified

Third Avenue Management LLC	The Vangaurd Group. Inc. and
Third Avenue	Granahan Investment Management, Inc.
*Value	(formerly Granahan Investment Management, Inc.)
Vanguard
The Vanguard Group. Inc.	*Small Company Growth
Vanguard
*Money Market	Wells Fargo Funds Management, LLC
*Equity Index	Wells Fargo
*Total Bond	*Discovery
*REIT Index	*Opportunity
*Mid-Cap
*Stock Market Index	ProFund Advisors LLC
ProFunds
The Vanguard Group. Inc. and	*Bull
Wellington Management Company, LLP	*Europe
Vanguard	*Mid-Cap
*Equity Income	*NASDAQ-100
*Small-Cap
Wellington Management Company, LLP,	*Small-Cap Value
Delaware Investments Fund Advisers and	*Classic Dow
William Blair & Company, L.L.C.	*Bear
(formerly AllianceBerstein L.P. and William Blair &	*Short NASDAQ
Company, L.L.C.)
Vanguard
*Growth

1.  ORGANIZATION, continued

ProFund Advisors LLC, continued	Calvert Investment Management, Inc.
ProFunds, continued	(See Note 3)
*Short Small-Cap	Summit
*Short Dow	*Natural Res
*UltraMid	*Zenith
*UltraOTC	*S&P 500
*UltraSmall	*EAFE Intl.
*UltraBull	(Commenced April 30, 2010)
*U.S. Gov. Plus	*S&P MidCap
*Opportunity	(Commenced April 30, 2010)
*Oil & Gas	*Growth
*Precious Metals	(Commenced April 30, 2013)
*Real Estate	*Mod. Growth
*High Yield	(Commenced April 30, 2013)
*Money Market	*Moderate
(Commenced April 30, 2013)
Pacific Investment Management
Company LLC	T. Rowe Price Associates, Inc.
Pimco	T. Rowe
*Commodity	*Blue Chip
*Total Return
(Commenced May 1, 2009)	Morgan Stanley Investment
Management Inc.
American Century Investment	Morgan Stanley
Management, Inc.	*Emerging Markets
American Century
*Mid Cap	Dimensional Fund Advisors LP
*International	DFA
*Bond
Franklin Advisers, Inc.	(Commenced January 4, 2011)
Franklin Templeton	*Small
*Global Inc.	(Commenced January 3, 2011)
*Value
Massachusetts Financial Services	(Commenced January 3, 2011)
Company (formerly Massachusetts Financial	*Fixed
Service Company)	(Commenced January 20, 2011)
MFS	*Large
*Utilities IC	(Commenced December 23, 2010)
*Research	*Targeted
(Commenced December 23, 2010)

 Note:    The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends.  The value of the policyowners’ units corresponds to the investment in the underlying subaccounts.  The availability of investment portfolio and subaccount options may vary between products.  Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.  Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements.  It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.  The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  Each asset and liability carried at fair value is classified into one of the following categories:

•       Level 1 – Quoted market prices in active markets for identical assets or liabilities.

•       Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.

•       Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios.  As a result, and as required by law, pricing information is provided on an ongoing basis.  Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day.  On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

CONTRACTS IN THE PAYOUT PHASE

Net assets of each subaccount allocated to contracts in the payout phase are at market value.  The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.  During the periods reflected in these financial statements there were no required adjustments.  All assets are in the accumulation phase unless they are identified on the Statement of Net Assets.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company.  The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code.  Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account.  Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract.  Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee.  These fees are reflected in the daily value of the underlying portfolio share price.  The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2013 and 2012, as follows:

	Investment Advisory Fee	Management/ Administrative Fee
Calvert:
Balanced	0.00425	0.00275
Mid Cap	0.00650	0.00250
Social Equity	0.00500	0.00200
Small Cap	0.00850	0.00050
Summit:
Natural Res	0.00550	0.00100
Zenith	0.00640	0.00100
S&P 500	0.00250	0.00100
EAFE Intl.	0.00560	0.00100
S&P MidCap	0.00300	0.00100
Growth	0.00420	0.00100 (A)
Mod. Growth	0.00420	0.00100 (A)
Moderate	0.00420	0.00100 (A)

(A)    New Subaccount in 2013.

4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2013 were as follows:

	Purchases	Sales
Calvert:
Balanced	$379,397	$103,594
Mid Cap	105,138	27,803
Social Equity	101,757	275,930
Small Cap	24,583	569,082

Scudder:
Small Cap	61,402	82,470
Small Mid Value	766,154	1,582,667
Thematic	590,974	263,211
Growth	234,157	152,440

Fidelity:
Overseas IC	1,121,185	631,652
Inv. Grade Bond IC	4,625,147	6,379,600
Equity Income IC	654,289	760,258
Growth IC	501,686	1,335,616
High Income IC	4,727,890	2,225,725
High Income SC	379,456	304,350
Contrafund IC	1,489,587	5,242,551
Contrafund SC	98,013	289,861
Mid Cap IC	1,774,408	4,319,785
Mid Cap SC	365,722	428,968
Strategic	2,294,864	2,700,470

AIM:
Dividend	263,373	88,120
Health	118,978	15,338
Technology	44,625	14,229
Intl. Growth	890,032	471,948
Franchise	261,651	96,431

Janus:
Growth	209	875

Neuberger Berman:
Balanced	226	1,585
Growth	113	20,216
Bond	277,732	102,590
Partners	880,426	726,969
Regency	500,693	232,860

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

Rydex:
Nova	$17,948,525	$17,092,786
NASDAQ	1,198,544	1,400,836
Precious Metals	1,841,124	2,399,576
Inv. S&P 500	713,207	723,435
Gov. Long Bond	790,717	973,616
Inverse NASDAQ	100,980	75,943
Inv. Long Bond	1,089,231	758,843
Russell	1,593,007	1,198,225
Sector Rotation	495,015	652,646

Third Avenue:
Value	599,172	1,386,477

Vanguard:
Money Market	31,152,151	33,680,954
Equity Index	4,179,686	7,031,190
Total Bond	5,134,008	4,942,681
REIT Index	3,633,511	3,343,626
Mid-Cap	4,830,787	3,279,279
Stock Market Index	2,496,861	1,628,994
Equity Income	2,273,572	10,147,416
Growth	623,444	793,057
High Yield Bond	1,371,135	3,325,413
Balanced	2,631,771	2,248,889
International	1,853,210	8,692,029
Diversified	2,237,720	5,802,339
Small Company Growth	3,808,549	3,113,961

Well Fargo:
Discovery	146,087	157,596
Opportunity	23,495	22,891

ProFunds:
Bull	2,282,949	1,826,909
Europe	6,328	873
Mid-Cap	47,451	135
NASDAQ-100	1,674,701	1,857,043
Small-Cap	1,274,643	1,445,220
Small-Cap Value	29	798
Classic Dow	1,686,131	1,804,145
Bear	961,185	1,001,161
Short NASDAQ	200,935	199,194
Short Small-Cap	222,250	222,057

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

ProFunds, continued:
Short Dow	$219,223	$218,732
UltraMid	807,390	898,649
UltraOTC	119,971	103,022
UltraSmall	549,547	532,225
UltraBull	200,236	179,542
U.S. Gov. Plus	1,430,323	1,540,475
Opportunity	711,976	652,025
Oil & Gas	360,586	393,027
Precious Metals	86,850	253,791
Real Estate	174,486	144,948
High Yield	35,959	35,489
Money Market	9,021,363	11,344,934

Pimco:
Commodity	856,239	1,181,549
Total Return	4,554,879	9,784,361

American Century:
Mid Cap	523,830	870,765
International	1,533,260	1,025,252

Franklin Templeton:
Global Inc.	3,409,794	2,426,744

MFS:
Utilities IC	1,148,554	886,195
Research	5,487,583	523,167

Summit:
Natural Res	1,729,500	383,395
Zenith	98,600	60,229
S&P 500	574,242	213,517
EAFE Intl.	1,107,265	243,177
S&P MidCap	142,958	95,523
Growth	2,426,649	16,967
Mod. Growth	2,651,943	55,150
Moderate	640,770	5,455

T. Rowe:
Blue Chip	2,607,834	2,792,477

Morgan Stanley:
Emerging Markets	3,363,899	2,674,484

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
DFA:
Bond	$1,145,347	$551,141
Small	1,253,641	417,249
Value	1,691,611	799,846
Fixed	5,076,416	1,334,406
Large	2,227,992	1,065,465
Targeted	1,344,916	847,772

5.  FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).  Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets.  This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value.  Included in this category are mortality and expense charges.  During the year ended December 31, 2013, these fees range between .60 percent and .90 percent (annualized) of net assets, depending on the product selected.  Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded.  For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods.  These percentages do not include any expenses assessed through the redemption of units.

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Calvert:
Balanced
2013	2.73	3.19	523,524	1,475,804	1.15	0.60		17.30	17.30
2012	2.33	2.72	470,098	1,126,983	1.18	0.60		9.85	9.85
2011	2.12	2.47	621,503	1,347,428	1.21	0.60		3.94	3.97
2010	2.04	2.38	752,716	1,569,332	1.38	0.60	*	11.43	11.44
2009	1.83	2.14	469,068	890,491	2.40	0.55		24.61	24.61

Mid Cap
2013	50.31	52.41	19,269	978,906	-	0.60		29.13	29.13
2012	38.96	40.58	19,731	776,074	-	0.60		16.05	16.05
2011	33.57	34.97	20,195	684,333	-	0.60		1.72	1.72
2010	33.01	34.38	22,583	751,568	-	0.60	*	30.69	30.70
2009	25.26	26.30	23,376	595,166	-	0.55		31.29	31.29

Social Equity
2013	30.97	30.97	24,978	773,447	0.08	0.60		30.27	30.27
2012	23.77	23.77	33,359	792,948	0.10	0.60		15.26	15.26
2011	20.62	20.62	33,907	699,281	-	0.60		(1.93)	(1.93)
2010	21.03	21.03	39,109	822,444	0.06	0.60		16.56	16.56
2009	18.04	18.04	39,480	712,271	0.41	0.55		33.53	33.53

Small Cap
2013	59.43	59.43	1,718	102,080	-	0.60		29.95	29.95
2012	45.73	45.73	11,875	543,010	-	0.60		13.35	13.35
2011	40.34	40.34	12,296	496,061	-	0.60		(2.60)	(2.60)
2010	41.42	41.42	11,992	496,718	-	0.60	*	36.66	36.66
2009	30.31	30.31	13,344	404,444	0.05	0.55		34.04	34.04

Scudder
Small Cap
2013	28.29	28.29	4,173	118,059	1.96	0.60		37.81	37.81
2012	20.53	20.53	5,415	111,162	0.96	0.60		15.55	15.55
2011	17.76	17.76	9,562	169,866	0.86	0.60		(4.98)	(4.98)
2010	18.70	18.70	8,461	158,194	1.09	0.60	*	25.65	25.65
2009	14.88	14.88	8,760	130,348	1.54	0.55		25.88	25.88

Small Mid Value
2013	17.70	17.70	149,273	2,641,813	1.35	0.60		34.43	34.43
2012	13.16	13.17	205,876	2,710,213	1.10	0.60		13.08	13.08
2011	11.64	11.64	210,811	2,454,104	0.96	0.60		(6.64)	(6.64)
2010	12.47	12.47	166,454	2,075,608	1.68	0.60	*	22.33	22.35
2009	10.19	10.19	222,089	2,263,643	1.18	0.55		28.99	29.00

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Scudder, continued:
Thematic
2013	11.13	11.45	35,623	407,885	0.42	0.60		12.67	21.35
2012	9.23	9.44	3,827	36,102	2.13	0.60		17.88	17.88
2011	7.90	8.00	8,277	66,255	0.77	0.60		(14.90)	(8.01)
2010	9.26	9.41	35,612	334,585	1.33	0.60	*	12.98	14.10
2009	8.24	8.32	50,028	416,478	0.93	0.55		18.49	43.04

Growth
2013	28.57	28.58	8,232	235,194	1.89	0.60		33.84	33.84
2012	21.35	21.35	5,267	112,430	0.90	0.60		15.36	15.36
2011	18.51	18.51	6,847	126,706	-	0.60		(11.33)	(11.33)
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Fidelity:
Overseas IC
2013	28.61	28.61	137,376	3,930,373	1.52	0.60		29.66	29.66
2012	22.07	22.07	120,315	2,654,846	1.99	0.60		20.02	20.02
2011	18.39	18.39	131,089	2,410,153	1.36	0.60		(17.66)	(17.66)
2010	22.33	22.33	151,133	3,374,510	1.37	0.60		12.44	12.44
2009	19.86	19.86	191,471	3,802,194	2.37	0.55		25.84	25.84

Inv. Grade Bond IC
2013	17.84	23.08	1,250,939	22,357,878	2.16	0.60		(2.37)	(2.37)
2012	18.28	23.63	1,385,907	25,385,824	2.53	0.60		5.26	5.26
2011	17.36	22.45	1,165,342	20,317,950	3.81	0.60		6.69	6.70
2010	16.27	21.04	916,976	14,995,570	3.94	0.60	*	7.16	7.17
2009	15.18	19.64	716,776	10,956,118	8.37	0.55		15.09	15.09

Equity Income IC
2013	38.73	38.73	68,236	2,642,664	2.38	0.60		27.38	27.38
2012	30.40	30.40	76,944	2,339,342	3.40	0.60		16.60	16.60
2011	26.07	26.07	76,978	2,007,109	2.61	0.60		0.37	0.37
2010	25.98	25.98	78,726	2,045,101	1.72	0.60		14.46	14.46
2009	22.70	22.70	83,908	1,904,308	2.35	0.55		29.50	29.50

Growth IC
2013	57.54	57.54	69,432	3,995,183	0.28	0.60		35.52	35.52
2012	42.46	42.46	87,356	3,708,989	0.60	0.60		14.00	14.00
2011	37.24	37.24	91,581	3,410,810	0.44	0.60		(0.39)	(0.39)
2010	37.39	37.39	77,388	2,893,607	0.31	0.60		23.43	23.43
2009	30.29	30.29	75,579	2,289,503	0.43	0.55		27.59	27.59

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Fidelity, continued:
High Income IC
2013	11.22	11.22	862,551	9,678,618	6.74	0.60		5.31	5.31
2012	10.66	10.66	681,210	7,258,537	6.13	0.60		13.54	13.54
2011	9.38	9.38	637,365	5,981,284	7.30	0.60		3.41	3.41
2010	9.07	9.07	462,638	4,198,349	6.99	0.60		13.14	13.14
2009	8.02	8.02	566,445	4,543,197	10.69	0.55		43.17	43.17

High Income SC
2013	13.90	13.90	32,067	445,713	8.21	0.60		5.24	5.24
2012	13.21	13.21	27,827	367,511	3.91	0.60		13.51	13.51
2011	11.64	11.64	52,753	613,783	5.87	0.60		3.31	3.31
2010	11.26	11.26	91,348	1,028,814	7.90	0.60	*	13.12	13.12
2009	9.96	9.96	67,609	673,141	7.06	0.55		42.99	42.99

Contrafund IC
2013	52.94	52.94	405,947	21,489,544	1.04	0.60		30.50	30.50
2012	40.56	40.56	491,443	19,934,759	1.48	0.60		15.72	15.72
2011	35.05	35.05	419,721	14,712,839	1.02	0.60		(3.11)	(3.11)
2010	36.18	36.18	436,022	15,774,180	1.24	0.60		16.52	16.52
2009	31.05	31.05	462,986	14,375,156	1.38	0.55		34.97	34.97

Contrafund SC
2013	53.36	53.36	40,276	2,149,186	0.96	0.60		30.36	30.36
2012	40.93	40.93	44,339	1,814,920	1.21	0.60		15.61	15.61
2011	35.41	35.41	52,161	1,846,792	0.75	0.60		(3.22)	(3.22)
2010	36.58	36.58	152,334	5,572,726	1.12	0.60	*	16.42	16.42
2009	31.42	31.42	159,662	5,016,972	1.27	0.55		34.92	34.92

Mid Cap IC
2013	66.62	66.62	148,099	9,866,131	0.44	0.60		35.42	35.42
2012	49.19	49.19	213,103	10,483,533	0.65	0.60		14.14	14.14
2011	43.10	43.10	214,093	9,227,282	0.23	0.60		(11.15)	(11.15)
2010	48.51	48.51	255,573	12,396,633	0.40	0.60		28.07	28.07
2009	37.88	37.88	210,022	7,954,634	0.71	0.55		39.32	39.32

Mid Cap SC
2013	66.01	66.01	13,317	879,032	0.38	0.60		35.25	35.25
2012	48.80	48.80	16,201	790,688	0.47	0.60		14.06	14.06
2011	42.79	42.79	25,464	1,089,561	0.13	0.60		(11.25)	(11.25)
2010	48.21	48.21	31,979	1,541,755	0.28	0.60	*	27.95	27.95
2009	37.68	37.68	29,568	1,114,124	0.64	0.55		39.25	39.25

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Fidelity, continued:
Strategic
2013	15.19	15.22	458,132	6,963,149	4.14	0.60		(0.33)	(0.33)
2012	15.24	15.27	507,320	7,735,809	3.87	0.60		9.84	9.84
2011	13.88	13.90	431,236	5,986,905	5.82	0.60		4.04	4.04
2010	13.34	13.36	181,357	2,419,543	5.57	0.60	*	8.98	8.99
2009	12.24	12.26	116,996	1,432,332	6.42	0.55		29.31	29.31

AIM:
Dividend
2013	21.50	21.50	15,546	334,169	2.91	0.60		30.25	30.25
2012	16.50	16.50	6,675	110,165	2.78	0.60		18.02	18.02
2011	13.98	13.98	2,820	39,438	-	0.60		(8.06)	(8.06)
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Health
2013	38.11	38.11	7,286	277,644	0.79	0.60		39.70	39.70
2012	27.28	27.28	4,025	109,788	-	0.60		20.17	20.17
2011	22.70	22.70	2,642	59,977	-	0.60		3.33	3.33
2010	21.97	21.97	3,207	70,451	-	0.60	*	4.68	4.68
2009	20.98	20.98	2,252	47,250	0.31	0.55		26.98	26.98

Technology
2013	19.70	19.70	9,798	193,031	-	0.60		24.40	24.40
2012	15.84	15.84	8,661	137,173	-	0.60		10.61	10.61
2011	14.32	14.32	8,552	122,454	0.19	0.60		(5.62)	(5.62)
2010	15.17	15.17	8,681	131,696	-	0.60	*	20.59	20.59
2009	12.58	12.58	5,969	75,093	-	0.55		56.54	56.54

Intl. Growth
2013	37.97	37.98	117,947	4,479,738	1.23	0.60		18.30	18.30
2012	32.10	32.10	106,446	3,417,400	1.69	0.60		14.84	14.84
2011	27.95	27.96	79,146	2,212,616	0.70	0.60		(7.30)	(7.30)
2010	30.15	30.16	20,015	603,587	2.34	0.60	*	12.19	12.20
2009	26.87	26.88	17,399	467,673	2.08	0.55		34.50	34.50

Franchise
2013	50.34	50.58	4,683	235,885	0.13	0.60		31.85	39.31
2012	36.13	36.28	1,445	52,220	-	0.60		(2.89)	(2.89)
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Janus:
Growth
2013	34.85	34.85	862	30,043	0.79	0.60		29.56	29.56
2012	26.90	26.90	885	23,805	0.46	0.60		17.87	17.87
2011	22.82	22.82	1,855	42,336	0.59	0.60		(5.86)	(5.86)
2010	24.24	24.24	1,891	45,843	1.10	0.60	*	13.85	13.85
2009	21.30	21.30	1,893	40,319	0.51	0.55		35.61	35.61

Neuberger Berman:
Balanced
2013	35.65	35.65	5,879	209,580	-	0.60		17.78	17.78
2012	30.27	30.27	5,885	178,128	-	0.60		8.69	8.69
2011	27.85	27.85	7,776	216,558	0.24	0.60		(1.22)	(1.22)
2010	28.19	28.19	15,385	433,769	1.00	0.60	*	18.13	18.13
2009	23.87	23.87	15,817	377,500	3.37	0.55		21.80	21.80

Growth
2013	70.52	70.52	1,347	95,020	-	0.60		31.06	31.06
2012	53.80	53.80	1,702	91,548	-	0.60		11.93	11.93
2011	48.07	48.07	2,592	124,583	-	0.60		(0.81)	(0.81)
2010	48.46	48.46	2,966	143,742	-	0.60	*	30.56	30.56
2009	37.12	37.12	2,512	93,230	-	0.55		29.65	29.65

Bond
2013	21.86	21.86	19,750	431,764	2.68	0.60		0.02	0.02
2012	21.86	21.86	12,062	263,641	3.78	0.60		3.98	3.98
2011	21.02	21.02	8,112	170,537	4.94	0.60		(0.31)	(0.31)
2010	21.09	21.09	3,371	71,089	2.88	0.60	*	4.67	4.67
2009	20.15	20.15	1,612	32,467	2.12	0.55		12.71	12.71

Partners
2013	23.42	41.90	45,602	1,559,629	1.18	0.60		30.35	30.35
2012	17.96	32.14	38,685	1,064,545	0.43	0.60		15.90	15.90
2011	15.50	27.73	39,727	963,318	-	0.60		(11.89)	(11.89)
2010	17.59	31.47	49,947	1,395,310	0.67	0.60	*	14.98	14.99
2009	15.30	27.37	64,157	1,478,010	2.71	0.55		55.22	55.22

Regency
2013	22.90	23.32	21,403	496,917	1.61	0.60		36.23	36.23
2012	16.81	17.12	8,853	150,864	0.65	0.60		14.84	14.84
2011	14.64	14.91	8,996	133,324	0.45	0.60		(7.05)	(7.05)
2010	15.75	16.04	43,300	693,253	0.56	0.60	*	25.43	25.44
2009	12.56	12.79	13,733	175,407	3.97	0.55		36.21	45.76

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Rydex:
Nova
2013	13.16	17.84	176,704	2,667,446	0.14	0.60		48.10	48.10
2012	8.88	12.05	116,383	1,211,383	-	0.60		21.51	21.51
2011	7.31	9.91	55,196	493,508	0.04	0.60		(1.76)	(1.76)
2010	7.44	10.09	110,254	850,046	0.30	0.60	*	19.25	19.26
2009	6.24	8.46	94,107	667,603	1.15	0.55		34.77	34.77

NASDAQ
2013	29.05	29.87	71,070	2,078,766	-	0.60		33.82	33.82
2012	21.71	22.32	81,677	1,786,862	-	0.60		16.07	16.07
2011	18.70	19.23	98,651	1,855,527	-	0.60		1.56	1.56
2010	18.41	18.94	60,595	1,128,108	-	0.60	*	17.78	17.79
2009	15.64	16.08	79,856	1,252,555	-	0.55		51.17	51.17

Precious Metals
2013	6.87	7.12	246,783	1,749,346	0.95	0.60		(46.42)	(46.42)
2012	12.83	13.28	312,388	4,137,724	-	0.60		(4.67)	(4.67)
2011	13.46	13.93	428,728	5,948,768	0.07	0.60		(24.61)	(24.61)
2010	17.85	18.48	513,764	9,419,087	-	0.60	*	37.25	37.27
2009	13.00	13.47	472,733	6,288,045	-	0.55		48.42	48.42

Inv. S&P 500
2013	2.13	2.37	327,012	736,925	-	0.60		(26.95)	(26.95)
2012	2.92	3.25	339,458	1,051,727	-	0.60		(17.48)	(17.48)
2011	3.54	3.93	411,712	1,530,490	-	0.60		(9.59)	(9.59)
2010	3.91	4.35	263,534	1,084,408	-	0.60	*	(17.45)	(17.45)
2009	4.74	5.27	181,645	921,357	-	0.55		(27.95)	(27.95)

Gov. Long Bond
2013	16.36	21.43	53,845	905,974	0.80	0.60		(18.74)	(18.74)
2012	20.13	26.37	68,388	1,420,158	0.74	0.60		2.40	2.40
2011	19.65	25.75	75,558	1,538,609	1.81	0.60		40.67	40.67
2010	13.97	18.31	74,036	1,065,660	2.17	0.60	*	9.49	9.50
2009	12.76	16.72	66,101	873,001	2.32	0.55		(31.92)	(31.92)

Inverse NASDAQ
2013	6.52	6.52	29,755	193,946	-	0.60		(29.47)	(29.47)
2012	9.24	9.24	27,325	252,540	-	0.60		(19.13)	(19.13)
2011	11.43	11.43	35,688	407,870	-	0.60		(10.61)	(10.61)
2010	12.79	12.79	18,745	239,671	-	0.60		(21.74)	(21.74)
2009	16.34	16.34	11,207	183,077	0.09	0.55		(40.41)	(40.41)

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Rydex, continued:
Inv. Long Bond
2013	11.21	11.21	42,261	473,862	-	0.60		14.57	14.57
2012	9.79	9.79	10,176	99,590	-	0.60		(6.76)	(6.76)
2011	10.50	10.50	18,143	190,426	-	0.60		(30.85)	(30.85)
2010	15.18	15.18	61,922	939,906	-	0.60		(13.33)	(13.33)
2009	17.51	17.51	46,269	810,311	-	0.55		18.76	18.76

Russell
2013	57.07	57.07	29,791	1,700,235	-	0.60		57.62	57.62
2012	36.21	36.21	20,018	724,857	-	0.60		21.37	21.37
2011	29.83	29.83	20,342	606,898	-	0.60		(12.71)	(12.71)
2010	34.18	34.18	26,135	893,212	-	0.60		37.02	37.02
2009	24.94	24.94	26,714	666,314	-	0.55		32.58	32.58

Sector Rotation
2013	15.91	15.91	47,629	757,937	-	0.60		16.76	16.76
2012	13.63	13.63	59,852	815,748	-	0.60		3.81	3.81
2011	13.13	13.13	65,409	858,817	-	0.60		(7.12)	(7.12)
2010	14.14	14.14	71,023	1,004,000	-	0.60		10.54	10.54
2009	12.79	12.79	84,356	1,078,731	0.09	0.55		26.60	26.60

Third Avenue:
Value
2013	33.16	34.55	136,867	4,560,293	3.24	0.60		18.26	18.26
2012	28.04	29.22	166,864	4,703,608	0.88	0.60		26.57	26.57
2011	22.15	23.09	187,934	4,185,913	1.70	0.60		(21.78)	(21.78)
2010	28.32	29.51	312,857	9,029,353	3.66	0.60	*	13.39	13.40
2009	24.97	26.03	386,378	9,807,394	-	0.55		44.56	44.56

Vanguard:
Money Market
2013	1.12	1.17	18,842,047	21,172,180	0.11	0.60		(0.49)	(0.49)
2012	1.12	1.18	20,934,043	23,700,983	0.14	0.60		(0.45)	(0.45)
2011	1.13	1.19	26,278,345	29,982,167	0.16	0.60		(0.43)	(0.43)
2010	1.13	1.19	24,352,071	27,925,815	0.23	0.60	*	(0.36)	(0.35)
2009	1.14	1.20	33,313,069	38,281,301	0.65	0.55		0.06	0.06

Equity Index
2013	46.31	56.46	531,000	24,885,471	1.76	0.60		31.39	31.39
2012	35.24	42.97	600,588	21,888,000	1.83	0.60		15.16	15.16
2011	30.60	37.31	566,904	18,001,520	1.62	0.60		1.33	1.33
2010	30.20	36.82	556,635	17,604,246	2.13	0.60	*	14.23	14.24
2009	26.44	32.23	618,741	17,067,218	2.63	0.55		25.75	25.75

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Vanguard, continued:
Total Bond
2013	15.48	18.33	2,188,938	34,338,284	2.56	0.60		(2.87)	(2.87)
2012	15.94	18.87	2,244,227	36,275,325	2.29	0.60		3.40	3.40
2011	15.41	18.25	1,678,238	26,331,478	2.94	0.60		7.01	7.01
2010	14.40	17.05	1,384,293	20,207,933	3.98	0.60	*	5.86	5.88
2009	13.61	16.11	1,882,851	26,088,751	4.25	0.55		5.36	5.36

REIT Index
2013	29.44	37.92	587,614	17,540,421	2.02	0.60		1.72	1.72
2012	28.94	37.28	600,520	17,657,320	1.90	0.60		16.76	16.76
2011	24.79	31.93	556,935	14,077,981	1.63	0.60		7.79	7.79
2010	22.99	29.62	491,398	11,578,352	2.87	0.60	*	27.49	27.50
2009	18.04	23.23	535,210	9,838,263	4.98	0.55		28.44	28.44

Mid-Cap
2013	33.10	36.66	648,760	21,564,138	1.01	0.60		34.12	34.12
2012	24.68	27.33	617,178	15,313,152	1.13	0.60		15.12	15.12
2011	21.44	23.74	635,190	13,664,612	1.07	0.60		(2.62)	(2.62)
2010	22.01	24.38	722,575	15,971,898	0.88	0.60	*	24.62	24.63
2009	17.66	19.56	664,420	11,791,702	1.76	0.55		39.60	39.60

Stock Market Index
2013	50.38	50.38	314,352	15,838,526	1.50	0.60		32.49	32.49
2012	38.03	38.03	306,811	11,668,004	1.65	0.60		15.63	15.63
2011	32.89	32.89	314,354	10,338,864	1.39	0.60		0.23	0.23
2010	32.81	32.81	324,114	10,635,202	1.93	0.60		16.41	16.41
2009	28.19	28.19	346,340	9,762,390	1.82	0.55		27.55	27.55

Equity Income
2013	33.64	44.31	356,122	12,848,512	2.58	0.60		29.27	29.27
2012	26.02	34.28	561,759	16,678,245	2.42	0.60		12.72	12.72
2011	23.09	30.41	570,071	15,037,585	2.47	0.60		9.61	9.61
2010	21.06	27.75	486,606	11,461,211	2.79	0.60	*	14.03	14.04
2009	18.47	24.33	453,761	9,489,043	5.39	0.55		16.13	16.13

Growth
2013	20.72	21.72	362,990	7,536,488	0.49	0.60		34.48	34.48
2012	15.40	16.15	373,915	5,775,662	0.43	0.60		17.72	17.72
2011	13.09	13.72	390,906	5,130,067	0.65	0.60		(1.43)	(1.43)
2010	13.27	13.92	409,553	5,450,440	0.74	0.60	*	11.15	11.16
2009	11.94	12.52	472,632	5,657,501	0.99	0.55		34.31	34.31

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Vanguard, continued:
High Yield Bond
2013	14.01	18.11	467,397	6,627,231	5.81	0.60		3.72	3.72
2012	13.50	17.46	633,281	8,699,605	5.14	0.60		13.61	13.61
2011	11.89	15.37	589,645	7,146,454	7.02	0.60		6.30	6.30
2010	11.18	14.45	559,934	6,368,083	6.86	0.60	*	11.44	11.45
2009	10.03	12.97	630,853	6,416,470	7.92	0.55		38.09	38.09

Balanced
2013	33.43	33.43	441,103	14,745,267	2.38	0.60		19.17	19.17
2012	28.05	28.05	444,720	12,474,802	2.77	0.60		11.89	11.89
2011	25.07	25.07	467,751	11,726,866	2.62	0.60		3.08	3.08
2010	24.32	24.32	475,803	11,572,158	2.94	0.60		10.35	10.35
2009	22.04	22.04	456,520	10,061,356	4.22	0.55		22.23	22.23

International
2013	28.69	30.95	867,918	25,115,155	1.62	0.60		22.52	22.52
2012	23.42	25.26	1,152,993	27,187,401	2.06	0.60		19.42	19.42
2011	19.61	21.16	1,213,885	23,978,622	1.61	0.60		(14.05)	(14.05)
2010	22.82	24.62	1,321,421	30,406,715	1.56	0.60	*	15.03	15.04
2009	19.83	21.40	1,277,144	25,590,556	3.99	0.55		42.00	42.00

Diversified
2013	23.47	24.86	712,454	16,802,854	2.20	0.60		28.62	28.62
2012	18.24	19.32	875,068	16,188,813	2.32	0.60		15.80	15.80
2011	15.75	16.69	935,302	14,937,095	2.13	0.60		3.30	3.30
2010	15.25	16.15	1,042,654	16,124,152	2.65	0.60	*	8.68	8.69
2009	14.03	14.86	1,172,885	16,673,342	4.22	0.55		26.23	26.23

Small Company Growth
2013	40.47	43.53	465,812	18,907,487	0.66	0.60		45.67	45.67
2012	27.78	29.88	478,076	13,316,976	0.23	0.60		13.96	13.96
2011	24.38	26.22	473,780	11,579,723	0.20	0.60		0.76	0.76
2010	24.19	26.03	541,585	13,144,041	0.32	0.60	*	31.00	31.01
2009	18.47	19.87	521,497	9,654,833	1.04	0.55		38.62	38.62

Wells Fargo:
Discovery
2013	34.42	34.42	18,671	642,690	0.01	0.60		42.94	42.94
2012	24.08	24.08	19,724	474,964	-	0.60		17.03	17.03
2011	20.58	20.58	18,991	390,766	-	0.60		(0.18)	(0.18)
2010	20.61	20.61	19,800	408,136	-	0.60	*	34.75	34.75
2009	15.30	15.30	16,399	250,865	-	0.55		39.54	39.54

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Wells Fargo, continued:
Opportunity
2013	81.88	81.88	4,078	333,945	0.20	0.60		29.90	29.90
2012	63.04	63.04	4,042	254,805	0.10	0.60		14.83	14.83
2011	54.90	54.90	3,992	219,120	0.17	0.60		(6.08)	(6.08)
2010	58.45	58.45	8,912	520,925	0.76	0.60	*	23.03	23.03
2009	47.51	47.51	9,731	462,305	-	0.55		46.93	46.93

ProFunds:
Bull
2013	39.84	39.84	99,979	3,983,630	-	0.90		28.60	28.60
2012	30.98	30.98	86,626	2,684,033	-	0.90		12.87	12.87
2011	27.45	27.45	96,162	2,639,847	-	0.90		(0.92)	(0.92)
2010	27.71	27.71	110,419	3,059,397	0.05	0.90		11.57	11.57
2009	24.83	24.83	24,136	599,393	0.57	0.90		23.23	23.23

Europe
2013	34.34	34.34	3,376	115,914	1.43	0.90		20.55	20.55
2012	28.49	28.49	3,218	91,665	2.31	0.90		15.55	15.55
2011	24.65	24.65	2,505	61,752	0.96	0.90		(9.70)	(9.70)
2010	27.30	27.30	2,471	67,459	1.11	0.90		1.71	1.71
2009	26.84	26.84	837	22,459	1.01	0.90		31.11	31.11

Mid-Cap
2013	54.29	54.29	1,021	55,409	0.10	0.90		30.94	30.94
2012	41.46	41.46	103	4,258	0.15	0.90		15.48	15.48
2011	35.90	35.90	103	3,687	0.15	0.90		(4.80)	(4.80)
2010	37.71	37.71	641	24,163	0.51	0.90		19.37	19.37
2009	31.59	31.59	337	10,638	0.80	0.90		29.70	29.70

NASDAQ-100
2013	28.31	28.31	1,718	48,618	-	0.90		33.08	33.08
2012	21.27	21.27	9,549	203,129	-	0.90		15.19	15.19
2011	18.47	18.47	717	13,233	-	0.90		0.53	0.53
2010	18.37	18.37	540	9,912	-	0.90		17.19	17.19
2009	15.68	15.68	10,211	160,066	-	0.90		50.64	50.64

Small-Cap
2013	39.81	39.81	-	-	-	0.90		6.09	6.09
2012	29.76	29.76	5,598	166,595	-	0.90		13.86	13.86
2011	26.31	26.31	580	15,252	-	0.90		21.98	21.98
2010	27.90	27.90	1,380	38,497	-	0.90		9.48	9.48
2009	32.42	32.42	3,190	103,420	-	0.90		24.94	24.94

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
Profunds, continued:
Small-Cap Value
2013	51.97	51.97	325	16,866	0.20	0.90	36.45	36.45
2012	38.08	38.08	339	12,902	-	0.90	15.09	15.09
2011	33.09	33.09	31	1,037	-	0.90	(4.98)	(4.98)
2010	34.83	34.83	398	13,877	0.01	0.90	21.02	21.02
2009	28.78	28.78	38	1,080	0.09	0.90	19.35	19.35

Classic Dow
2013	36.46	36.46	2,887	105,266	-	0.90	24.06	24.06
2012	29.39	29.39	6,615	194,395	-	0.90	5.88	5.88
2011	27.76	27.76	293	8,121	-	0.90	(4.72)	(4.72)
2010	26.68	26.68	2,141	57,126	-	0.90	5.76	5.76
2009	24.27	24.27	7,198	174,713	3.06	0.90	12.57	12.57

Bear
2013	10.89	10.89	16,244	176,893	-	0.90	(27.21)	(27.21)
2012	14.96	14.96	19,909	297,839	-	0.90	(17.34)	(17.34)
2011	18.10	18.10	1,947	35,238	-	0.90	(9.70)	(9.70)
2010	20.04	20.04	6,010	120,470	-	0.90	(18.53)	(18.53)
2009	24.60	24.60	43,244	1,063,940	0.42	0.90	(28.51)	(28.51)

Short NASDAQ
2013	5.40	5.40	4,235	22,863	-	0.90	(30.04)	(30.04)
2012	7.72	7.72	4,235	32,678	-	0.90	(19.52)	(19.52)
2011	9.59	9.59	4,617	44,265	-	0.90	(11.27)	(11.27)
2010	10.81	10.81	22,809	246,491	-	0.90	(21.89)	(21.89)
2009	13.84	13.84	15,723	217,532	0.66	0.90	(41.19)	(41.19)

Short Small-Cap
2013	4.18	4.18	7,549	31,567	-	0.90	(31.87)	(31.87)
2012	6.14	6.14	7,549	46,330	-	0.90	(19.69)	(19.69)
2011	7.64	7.64	5,386	41,156	-	0.90	(12.14)	(12.14)
2010	8.47	8.47	-	-	-	0.90	(28.89)	(28.89)
2009	11.90	11.90	7,257	86,334	1.65	0.90	(34.83)	(34.83)

Short Dow
2013	3.23	3.23	3,263	10,529	-	0.90	(29.76)	(29.76)
2012	4.59	4.59	3,263	14,989	-	0.90	(13.33)	(13.33)
2011	5.30	5.30	3,263	17,294	-	0.90	(10.30)	(10.30)
2010	6.15	6.15	-	-	-	0.90	(1.12)	(1.12)
2009	23.58	23.58	577	13,597	-	0.90	(27.70)	(27.70)

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
Profunds, continued:
UltraMid
2013	65.10	65.10	242	15,732	-	0.90	69.11	69.11
2012	38.49	38.49	2,208	84,985	-	0.90	31.31	31.31
2011	29.32	29.32	762	22,353	-	0.90	(14.42)	(14.42)
2010	34.25	34.25	3,347	114,646	-	0.90	48.35	48.35
2009	23.09	23.09	3,548	81,929	-	0.90	64.31	64.31

UltraOTC
2013	49.74	49.74	4,225	210,156	-	0.90	77.44	77.44
2012	28.03	28.03	3,810	106,782	-	0.90	32.55	32.55
2011	21.15	21.15	5,412	114,443	-	0.90	(2.08)	(2.08)
2010	21.59	21.59	8,492	183,376	-	0.90	39.50	39.50
2009	15.84	15.84	7,717	122,271	-	0.90	117.39	117.39

UltraSmall
2013	43.07	43.07	964	41,496	-	0.90	84.98	84.98
2012	23.28	23.28	35	817	-	0.90	28.35	28.35
2011	18.14	18.14	1,200	21,773	-	0.90	(19.56)	(19.56)
2010	22.55	22.55	4,002	90,246	-	0.90	47.12	47.12
2009	15.33	15.33	9,680	148,369	-	0.90	38.94	38.94

UtraBull
2013	28.28	28.28	1,580	44,677	-	0.90	66.55	66.55
2012	16.98	16.98	849	14,422	-	0.90	27.76	27.76
2011	13.29	13.29	2,527	33,588	-	0.90	(5.68)	(5.68)
2010	14.09	14.09	849	11,968	-	0.90	21.07	21.07
2009	11.64	11.64	10,467	121,827	0.22	0.90	43.32	43.32

U.S. Gov. Plus
2013	41.70	41.70	1,498	62,489	0.13	0.90	(19.83)	(19.83)
2012	52.02	52.02	4,985	259,331	-	0.90	0.07	0.07
2011	51.99	51.99	1,220	63,417	0.28	0.90	42.23	42.23
2010	36.55	36.55	13,159	480,948	0.48	0.90	9.12	9.12
2009	33.49	33.49	4,849	162,430	0.03	0.90	(33.22)	(33.22)

Opportunity
2013	8.03	8.03	12,001	96,364	-	0.90	15.44	15.44
2012	6.96	6.96	3,844	26,742	-	0.90	(0.49)	(0.49)
2011	7.50	7.50	-	-	-	0.90	(37.65)	(37.65)
2010	12.00	12.00	-	-	-	0.90	(3.03)	(3.03)
2009	14.25	14.25	1,617	23,050	0.35	0.90	14.99	14.99

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Profunds, continued:
Oil & Gas
2013	79.72	79.72	1,759	140,199	0.46	0.90		22.96	22.96
2012	64.83	64.83	2,299	149,028	0.12	0.90		1.97	1.97
2011	63.58	63.58	1,925	122,371	0.19	0.90		1.33	1.33
2010	62.74	62.74	3,827	240,128	0.49	0.90		16.71	16.71
2009	53.76	53.76	5,413	290,989	-	0.90		14.47	14.47

Precious Metals
2013	26.84	26.84	2,841	76,255	-	0.90		(38.50)	(38.50)
2012	43.65	43.65	8,994	392,579	-	0.90		(15.31)	(15.31)
2011	51.54	51.54	12,562	647,445	-	0.90		(19.94)	(19.94)
2010	64.37	64.37	12,175	783,758	-	0.90		31.74	31.74
2009	48.86	48.86	24,551	1,199,649	0.73	0.90		34.12	34.12

Real Estate
2013	60.88	60.88	1,857	113,060	1.46	0.90		(0.80)	(0.80)
2012	61.37	61.37	1,360	83,450	2.42	0.90		16.12	16.12
2011	52.85	52.85	1,549	81,891	-	0.90		3.81	3.81
2010	50.91	50.91	1,358	69,148	3.34	0.90		23.57	23.57
2009	41.20	41.20	277	11,411	0.63	0.90		26.75	26.75

High Yield
2013	40.44	40.44	1,436	58,069	2.64	0.90		9.04	9.04
2012	37.09	37.09	1,497	55,523	6.50	0.90		13.09	13.09
2011	32.80	32.80	180	5,906	0.74	0.90		1.83	1.83
2010	32.21	32.21	180	5,800	32.51	0.90		15.35	15.35
2009	27.92	27.92	803	22,427	1.05	0.90		31.09	31.09

Money Market
2013	1.02	1.02	1,634,267	1,664,672	0.02	0.90		(0.87)	(0.87)
2012	1.03	1.03	3,881,196	3,988,243	0.02	0.90		(0.87)	(0.87)
2011	1.04	1.04	5,595,656	5,800,671	0.02	0.90		(0.87)	(0.87)
2010	1.05	1.05	6,045,193	6,321,784	0.02	0.90		(0.87)	(0.87)
2009	1.05	1.05	6,142,228	6,479,870	0.03	0.90		(0.87)	(0.87)

Pimco:
Commodity
2013	9.92	11.62	646,052	7,447,278	1.74	0.60		(15.21)	(15.21)
2012	11.70	13.71	680,483	9,243,302	2.77	0.60		4.76	4.76
2011	11.17	13.08	685,085	8,888,489	14.20	0.60		(8.11)	(8.11)
2010	12.16	14.24	671,305	9,525,345	15.22	0.60	*	23.78	23.79
2009	9.82	11.50	723,161	8,307,073	6.17	0.55		16.06	40.76

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Pimco, continued:
Total Return
2013	13.47	13.48	1,657,458	22,345,013	2.17	0.60		(2.55)	(2.55)
2012	13.82	13.83	2,094,346	28,967,998	2.57	0.60		8.93	8.93
2011	12.69	12.70	1,853,223	23,530,061	2.63	0.60		2.99	2.99
2010	12.32	12.33	1,079,130	13,304,657	2.41	0.60	*	7.46	7.47
2009	11.46	11.48	594,952	6,826,448	2.91	0.55		8.14	9.39

American Century:
Mid Cap
2013	22.04	22.05	60,397	1,331,151	1.20	0.60		29.34	29.34
2012	17.04	17.05	78,612	1,339,575	2.06	0.60		15.63	15.63
2011	14.74	14.74	86,176	1,269,950	1.50	0.60		(1.28)	(1.28)
2010	14.93	14.93	79,241	1,182,948	2.56	0.60	*	18.54	18.55
2009	12.59	12.60	30,331	382,004	4.72	0.55		29.23	29.23

International
2013	10.73	11.36	225,738	2,563,544	1.34	0.60		6.99	21.68
2012	9.34	9.34	176,721	1,650,168	0.83	0.60		20.44	20.44
2011	7.43	7.75	174,754	1,354,918	1.33	0.60		(19.20)	(12.57)
2010	8.56	8.87	158,600	1,406,391	2.16	0.60	*	(11.29)	12.62
2009	7.73	7.87	129,744	1,021,401	1.65	0.55		3.22	33.03

Franklin Templeton:
Global Inc.
2013	27.05	27.06	360,288	9,746,202	4.81	0.60		1.02	1.02
2012	26.78	26.79	343,738	9,204,428	6.60	0.60		14.38	14.38
2011	23.41	23.42	361,081	8,453,531	5.72	0.60		(1.46)	(1.46)
2010	23.76	23.77	321,201	7,631,398	1.43	0.60	*	13.77	13.78
2009	20.88	20.89	279,606	5,839,157	13.00	0.55		18.03	18.03

MFS:
Utilities IC
2013	39.07	39.10	48,573	1,897,978	2.52	0.60		19.80	19.80
2012	32.61	32.63	43,265	1,411,156	7.60	0.60		12.80	12.80
2011	28.91	28.93	52,786	1,526,276	4.07	0.60		6.15	6.15
2010	27.24	27.25	23,975	653,052	2.77	0.60	*	13.13	13.14
2009	24.08	24.09	29,360	706,920	4.01	0.55		32.49	32.49

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
MFS, continued:
Research
2013	15.43	15.44	365,148	5,639,012	3.38	0.60		18.24	18.24
2012	13.05	13.06	14,415	188,260	2.24	0.60		16.00	16.00
2011	11.25	11.26	16,397	184,616	0.33	0.60		(11.46)	(11.41)
2010	12.70	12.72	228,090	2,900,548	1.92	0.60	*	10.15	10.16
2009	11.53	11.55	267,416	3,087,402	0.14	0.55		30.14	30.14

Summit:
Natural Res
2013	51.51	51.52	91,375	4,707,040	-	0.60		0.12	0.12
2012	51.45	51.46	64,863	3,337,182	0.02	0.60		4.27	4.27
2011	49.34	49.35	58,436	2,883,389	0.34	0.60		(10.66)	(10.66)
2010	55.23	55.24	45,383	2,506,732	0.45	0.60	*	16.52	16.53
2009	47.40	47.40	33,045	1,566,429	0.42	0.55		30.36	30.36

Zenith
2013	103.12	103.12	2,621	270,258	1.72	0.60		31.58	31.58
2012	78.37	78.37	2,238	175,370	1.82	0.60		16.35	16.35
2011	67.35	67.35	2,350	158,272	2.18	0.60		(2.27)	(2.27)
2010	68.92	68.92	2,382	164,158	1.95	0.60	*	10.95	10.95
2009	62.12	62.12	1,913	118,831	2.14	0.55		24.72	24.72

S&P 500
2013	113.77	129.33	5,179	612,041	3.00	0.60		16.66	31.09
2012	98.66	98.66	1,882	185,682	1.84	0.60		14.85	14.85
2011	85.90	85.90	1,498	128,659	0.67	0.60		1.12	1.12
2010	84.94	84.94	5,664	481,153	2.38	0.60	*	14.02	14.02
2009	74.50	74.50	3,028	225,555	1.98	0.55		25.42	25.42

EAFE Intl.
2013	91.50	91.51	18,760	1,716,581	4.10	0.60		20.02	20.02
2012	76.24	76.24	9,422	718,310	2.31	0.60		16.62	16.62
2011	65.37	65.38	9,689	633,447	2.41	0.60		(13.23)	(13.23)
2010	75.34	75.35	10,217	769,826	1.30	0.60	*	7.85	7.85
2009	-	-	-	-	-	-		-	-

S&P MidCap
2013	102.61	102.61	4,719	484,189	1.00	0.60		32.03	32.03
2012	77.72	77.72	4,418	343,322	0.96	0.60		16.60	16.60
2011	66.65	66.65	4,658	310,495	0.69	0.60		(2.82)	(2.82)
2010	68.59	68.59	4,649	318,835	1.05	0.60	*	10.53	10.53
2009	-	-	-	-	-	-		-	-

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Summit, continued:
Growth
2013	15.93	15.93	158,659	2,527,548	1.57	0.60		4.53	4.53
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Mod. Growth
2013	15.54	15.54	172,817	2,685,271	1.86	0.60		2.43	2.43
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Moderate
2013	15.24	15.24	42,212	643,257	1.33	0.60		1.05	1.05
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

T. Rowe:
Blue Chip
2013	18.42	18.43	758,565	13,973,817	0.03	0.60		40.31	40.31
2012	13.13	13.13	767,687	10,079,072	0.17	0.60		17.55	17.55
2011	11.17	11.17	691,294	7,721,003	-	0.60		0.91	0.91
2010	11.07	11.07	542,249	6,001,874	-	0.60	*	15.70	15.71
2009	9.57	9.57	651,881	6,236,269	-	0.55		41.41	41.41

Morgan Stanley:
Emerging Markets
2013	19.99	19.99	360,887	7,214,282	1.13	0.60		(1.62)	(1.62)
2012	20.32	20.32	327,168	6,647,641	-	0.60		19.23	19.23
2011	17.04	17.04	323,894	5,519,538	0.43	0.60		(18.70)	(18.70)
2010	20.96	20.97	344,150	7,214,176	0.51	0.60	*	18.31	18.33
2009	17.72	17.72	274,268	4,859,281	-	0.55		68.91	68.92

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
DFA:
Bond
2013	11.52	11.52	279,967	3,225,333	0.50	0.60	(0.94)	(0.94)
2012	11.63	11.63	232,393	2,702,790	1.85	0.60	4.23	4.23
2011	11.16	11.16	174,470	1,946,818	4.81	0.60	3.90	3.90
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Small
2013	14.32	14.32	155,101	2,221,108	2.86	0.60	26.31	26.31
2012	11.34	11.34	99,328	1,126,098	2.26	0.60	18.70	18.70
2011	9.55	9.55	143,663	1,372,161	5.49	0.60	(15.70)	(15.70)
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Value
2013	14.27	14.27	364,306	5,197,886	2.72	0.60	20.93	20.93
2012	11.80	11.80	301,709	3,559,744	3.21	0.60	16.28	16.28
2011	10.15	10.15	285,076	2,892,477	6.63	0.60	(18.31)	(18.31)
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Fixed
2013	10.17	10.17	733,091	7,458,517	0.37	0.60	(0.34)	(0.34)
2012	10.21	10.21	365,486	3,731,299	0.36	0.60	0.24	0.24
2011	10.18	10.18	521,972	5,316,158	0.92	0.60	(0.15)	(0.15)
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Large
2013	24.60	24.60	154,629	3,803,121	1.64	0.60	39.98	39.98
2012	17.57	17.57	112,949	1,984,569	2.18	0.60	21.21	21.21
2011	14.50	14.50	66,565	964,897	2.37	0.60	(4.00)	(4.00)
2010	15.10	15.10	75	1,132	-	0.60	(39.83)	(39.83)
2009	-	-	-	-	-	-	-	-

Targeted
2013	18.99	18.99	135,713	2,576,849	0.89	0.60	43.76	43.76
2012	13.21	13.21	105,065	1,387,646	1.51	0.60	19.39	19.39
2011	11.06	11.06	96,423	1,066,632	1.55	0.60	(5.12)	(5.12)
2010	11.66	11.66	1,521	17,728	-	0.60	(0.27)	(0.27)
2009	-	-	-	-	-	-	-	-

   Due to fee changes during the period ended December 31, 2011, for subaccounts marked with an asterisk (*) the minimum expense ratio was .55% and maximum of .60%.

6.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2013	2012
Calvert:
Balanced
Units issued	140,007	110,462
Units redeemed	(86,581)	(261,867)
Net increase(decrease)	53,426	(151,405)

Mid Cap
Units issued	-	1
Units redeemed	(462)	(465)
Net increase(decrease)	(462)	(464)

Social Equity
Units issued	2,922	8,147
Units redeemed	(11,303)	(8,695)
Net increase(decrease)	(8,381)	(548)

Small Cap
Units issued	705	564
Units redeemed	(10,862)	(985)
Net increase(decrease)	(10,157)	(421)

Scudder:
Small Cap
Units issued	2,270	1,481
Units redeemed	(3,512)	(5,628)
Net increase(decrease)	(1,242)	(4,147)

Small Mid Value
Units issued	195,600	396,793
Units redeemed	(252,203)	(401,728)
Net increase(decrease)	(56,603)	(4,935)

Thematic
Units issued	71,662	5,704
Units redeemed	(39,866)	(10,154)
Net increase(decrease)	31,796	(4,450)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Scudder, continued:
Growth
Units issued	9,434	7,981
Units redeemed	(6,469)	(9,561)
Net increase(decrease)	2,965	(1,580)

Fidelity:
Overseas IC
Units issued	155,151	58,183
Units redeemed	(138,090)	(68,957)
Net increase(decrease)	17,061	(10,774)

Inv. Grade Bond IC
Units issued	3,646,890	3,172,238
Units redeemed	(3,781,858)	(2,951,673)
Net increase(decrease)	(134,968)	220,565

Equity Income IC
Units issued	35,939	27,606
Units redeemed	(44,647)	(27,640)
Net increase(decrease)	(8,708)	(34)

Growth IC
Units issued	35,996	54,589
Units redeemed	(53,920)	(58,814)
Net increase(decrease)	(17,924)	(4,225)

High Income IC
Units issued	2,205,261	1,536,672
Units redeemed	(2,023,920)	(1,492,827)
Net increase(decrease)	181,341	43,845

High Income SC
Units issued	30,267	16,191
Units redeemed	(26,027)	(41,117)
Net increase(decrease)	4,240	(24,926)

Contrafund IC
Units issued	504,900	481,930
Units redeemed	(590,396)	(410,208)
Net increase(decrease)	(85,496)	71,722

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Fidelity, continued:
Contrafund SC
Units issued	9,039	11,095
Units redeemed	(13,102)	(18,917)
Net increase(decrease)	(4,063)	(7,822)

Mid Cap IC
Units issued	133,313	165,274
Units redeemed	(198,317)	(166,264)
Net increase(decrease)	(65,004)	(990)

Mid Cap SC
Units issued	9,253	4,921
Units redeemed	(12,137)	(14,184)
Net increase(decrease)	(2,884)	(9,263)

Strategic
Units issued	1,330,500	1,050,156
Units redeemed	(1,379,688)	(974,072)
Net increase(decrease)	(49,188)	76,084

AIM:
Dividend
Units issued	15,905	4,615
Units redeemed	(7,034)	(760)
Net increase(decrease)	8,871	3,855

Health
Units issued	4,402	1,595
Units redeemed	(1,141)	(212)
Net increase(decrease)	3,261	1,383

Technology
Units issued	1,863	737
Units redeemed	(726)	(628)
Net increase(decrease)	1,137	109

Intl. Growth
Units issued	354,503	291,916
Units redeemed	(343,002)	(264,616)
Net increase(decrease)	11,501	27,300

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
AIM, contiuned:
Franchise
Units issued	5,642	1,477
Units redeemed	(2,404)	(32)
Net increase(decrease)	3,238	1,445

Janus:
Growth
Units issued	-	-
Units redeemed	(23)	(970)
Net increase(decrease)	(23)	(970)

Neuberger Berman:
Balanced
Units issued	242	604
Units redeemed	(248)	(2,495)
Net increase(decrease)	(6)	(1,891)

Growth
Units issued	330	320
Units redeemed	(685)	(1,210)
Net increase(decrease)	(355)	(890)

Bond
Units issued	12,283	6,105
Units redeemed	(4,595)	(2,155)
Net increase(decrease)	7,688	3,950

Partners
Units issued	49,337	12,710
Units redeemed	(42,420)	(13,752)
Net increase(decrease)	6,917	(1,042)

Regency
Units issued	27,930	2,291
Units redeemed	(15,380)	(2,434)
Net increase(decrease)	12,550	(143)

Rydex:
Nova
Units issued	1,806,441	1,559,285
Units redeemed	(1,746,120)	(1,498,098)
Net increase(decrease)	60,321	61,187

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Rydex, continued:
NASDAQ
Units issued	149,788	378,372
Units redeemed	(160,395)	(395,346)
Net increase(decrease)	(10,607)	(16,974)

Precious Metals
Units issued	431,422	747,446
Units redeemed	(497,027)	(863,786)
Net increase(decrease)	(65,605)	(116,340)

Inv. S&P 500
Units issued	273,472	750,471
Units redeemed	(285,918)	(822,725)
Net increase(decrease)	(12,446)	(72,254)

Gov. Long Bond
Units issued	84,513	164,140
Units redeemed	(99,056)	(171,310)
Net increase(decrease)	(14,543)	(7,170)

Inverse NASDAQ
Units issued	13,833	220,178
Units redeemed	(11,403)	(228,541)
Net increase(decrease)	2,430	(8,363)

Inv. Long Bond
Units issued	119,497	32,783
Units redeemed	(87,412)	(40,750)
Net increase(decrease)	32,085	(7,967)

Russell
Units issued	57,621	20,418
Units redeemed	(47,848)	(20,742)
Net increase(decrease)	9,773	(324)

Sector Rotation
Units issued	64,310	10,644
Units redeemed	(76,533)	(16,201)
Net increase(decrease)	(12,223)	(5,557)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Third Avenue:
Value
Units issued	39,734	43,326
Units redeemed	(69,731)	(64,396)
Net increase(decrease)	(29,997)	(21,070)

Vanguard:
Money Market
Units issued	56,442,907	48,261,669
Units redeemed	(58,534,903)	(53,605,971)
Net increase(decrease)	(2,091,996)	(5,344,302)

Equity Index
Units issued	862,252	730,813
Units redeemed	(931,840)	(697,129)
Net increase(decrease)	(69,588)	33,684

Total Bond
Units issued	4,472,090	3,279,295
Units redeemed	(4,527,379)	(2,713,306)
Net increase(decrease)	(55,289)	565,989

REIT Index
Units issued	883,237	773,619
Units redeemed	(896,143)	(730,034)
Net increase(decrease)	(12,906)	43,585

Mid-Cap
Units acquired	753,573	603,419
Units disposed	(721,991)	(621,431)
Net increase(decrease)	31,582	(18,012)

Stock Market Index
Units acquired	72,849	73,521
Units disposed	(65,308)	(81,064)
Net increase(decrease)	7,541	(7,543)

Equity Income
Units acquired	238,968	303,142
Units disposed	(444,605)	(311,454)
Net increase(decrease)	(205,637)	(8,312)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Vanguard, continued:
Growth
Units acquired	105,702	132,034
Units disposed	(116,627)	(149,025)
Net increase(decrease)	(10,925)	(16,991)

High Yield Bond
Units acquired	295,758	472,876
Units disposed	(461,642)	(429,240)
Net increase(decrease)	(165,884)	43,636

Balanced
Units acquired	262,881	207,613
Units disposed	(266,498)	(230,644)
Net increase(decrease)	(3,617)	(23,031)

International
Units acquired	724,437	1,200,983
Units disposed	(1,009,512)	(1,261,875)
Net increase(decrease)	(285,075)	(60,892)

Diversified
Units acquired	1,383,596	1,307,429
Units disposed	(1,546,210)	(1,367,663)
Net increase(decrease)	(162,614)	(60,234)

Small Company Growth
Units acquired	466,789	398,735
Units disposed	(479,053)	(394,439)
Net increase(decrease)	(12,264)	4,296

Wells Fargo:
Discovery
Units acquired	5,352	1,955
Units disposed	(6,405)	(1,222)
Net increase(decrease)	(1,053)	733

Opportunity
Units acquired	771	78
Units disposed	(735)	(28)
Net increase(decrease)	36	50

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
ProFunds:
Bull
Units acquired	105,314	497,267
Units disposed	(91,961)	(506,803)
Net increase(decrease)	13,353	(9,536)

Europe
Units acquired	1,228	9,854
Units disposed	(1,070)	(9,141)
Net increase(decrease)	158	713

Mid-Cap
Units acquired	918	-
Units disposed	-	-
Net increase(decrease)	918	-

NASDAQ-100
Units acquired	122,011	343,279
Units disposed	(129,842)	(334,447)
Net increase(decrease)	(7,831)	8,832

Small-Cap
Units acquired	62,564	219,194
Units disposed	(68,162)	(214,176)
Net increase(decrease)	(5,598)	5,018

Small-Cap Value
Units acquired	293	308
Units disposed	(307)	-
Net increase(decrease)	(14)	308

Classic Dow
Units acquired	88,388	279,441
Units disposed	(92,116)	(273,119)
Net increase(decrease)	(3,728)	6,322

Bear
Units acquired	163,475	268,827
Units disposed	(167,140)	(250,865)
Net increase(decrease)	(3,665)	17,962

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Profunds, continued:
Short NASDAQ
Units acquired	37,838	260,048
Units disposed	(37,838)	(260,430)
Net increase(decrease)	-	(382)

Short Small-Cap
Units acquired	55,138	815,910
Units disposed	(55,138)	(813,747)
Net increase(decrease)	-	2,163

Short Dow
Units acquired	71,385	512,429
Units disposed	(71,385)	(512,429)
Net increase(decrease)	-	-

UltraMid
Units acquired	29,739	117,204
Units disposed	(31,705)	(115,758)
Net increase(decrease)	(1,966)	1,446

UltraOTC
Units acquired	3,047	5,485
Units disposed	(2,632)	(7,087)
Net increase(decrease)	415	(1,602)

UltraSmall
Units acquired	20,754	54,608
Units disposed	(19,825)	(55,773)
Net increase(decrease)	929	(1,165)

UltraBull
Units acquired	8,816	16,450
Units disposed	(8,085)	(18,128)
Net increase(decrease)	731	(1,678)

U.S. Gov. Plus
Units acquired	41,480	101,964
Units disposed	(44,967)	(98,199)
Net increase(decrease)	(3,487)	3,765

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Profunds, continued:
Opportunity
Units acquired	132,732	117,447
Units disposed	(124,575)	(113,603)
Net increase(decrease)	8,157	3,844

Oil & Gas
Units acquired	5,540	1,183
Units disposed	(6,080)	(809)
Net increase(decrease)	(540)	374

Precious Metals
Units acquired	5,531	4,588
Units disposed	(11,684)	(8,156)
Net increase(decrease)	(6,153)	(3,568)

Real Estate
Units acquired	3,141	46
Units disposed	(2,644)	(235)
Net increase(decrease)	497	(189)

High Yield
Units acquired	1,455	1,317
Units disposed	(1,516)	-
Net increase(decrease)	(61)	1,317

Money Market
Units acquired	43,931,018	173,147,700
Units disposed	(46,177,947)	(174,862,160)
Net increase(decrease)	(2,246,929)	(1,714,460)

Pimco:
Commodity
Units acquired	298,894	173,343
Units disposed	(333,325)	(177,945)
Net increase(decrease)	(34,431)	(4,602)

Total Return
Units acquired	4,287,681	4,280,278
Units disposed	(4,724,569)	(4,039,155)
Net increase(decrease)	(436,888)	241,123

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
American Century:
Mid Cap
Units acquired	84,000	110,628
Units disposed	(102,215)	(118,192)
Net increase(decrease)	(18,215)	(7,564)

International
Units acquired	416,400	93,710
Units disposed	(367,383)	(91,743)
Net increase(decrease)	49,017	1,967

Franklin Templeton:
Global Inc.
Units acquired	475,906	437,837
Units disposed	(459,356)	(455,180)
Net increase(decrease)	16,550	(17,343)

MFS:
Utilities IC
Units acquired	33,336	56,370
Units disposed	(28,028)	(65,891)
Net increase(decrease)	5,308	(9,521)

Research
Units acquired	1,024,341	7,131
Units disposed	(673,608)	(9,113)
Net increase(decrease)	350,733	(1,982)

Summit:
Natural Res
Units acquired	293,715	205,433
Units disposed	(267,203)	(199,006)
Net increase(decrease)	26,512	6,427

Zenith
Units acquired	5,447	4,550
Units disposed	(5,064)	(4,662)
Net increase(decrease)	383	(112)

S&P 500
Units acquired	6,672	426
Units disposed	(3,375)	(42)
Net increase(decrease)	3,297	384

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Summit, continued:
EAFE Intl.
Units acquired	18,623	10,122
Units disposed	(9,285)	(10,389)
Net increase(decrease)	9,338	(267)

S&P MidCap
Units acquired	1,861	1,177
Units disposed	(1,560)	(1,417)
Net increase(decrease)	301	(240)

Growth
Units acquired	221,975	-
Units disposed	(63,316)	-
Net increase(decrease)	158,659	-

Mod. Growth
Units acquired	173,864	-
Units disposed	(1,047)	-
Net increase(decrease)	172,817	-
		-
Moderate
Units acquired	42,535	-
Units disposed	(323)	-
Net increase(decrease)	42,212	-

T. Rowe:
Blue Chip
Units acquired	1,827,414	1,463,585
Units disposed	(1,836,536)	(1,387,192)
Net increase(decrease)	(9,122)	76,393

Morgan Stanley:
Emerging Markets
Units acquired	806,956	665,837
Units disposed	(773,237)	(662,563)
Net increase(decrease)	33,719	3,274

DFA:
Bond
Units acquired	126,585	112,812
Units disposed	(79,011)	(54,889)
Net increase(decrease)	47,574	57,923

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
DFA, continued:
Small
Units acquired	146,977	180,775
Units disposed	(91,204)	(225,110)
Net increase(decrease)	55,773	(44,335)

Value
Units acquired	1,018,869	968,277
Units disposed	(956,272)	(951,644)
Net increase(decrease)	62,597	16,633

Fixed
Units acquired	918,523	1,033,291
Units disposed	(550,918)	(1,189,777)
Net increase(decrease)	367,605	(156,486)

Large
Units acquired	178,262	68,357
Units disposed	(136,582)	(21,973)
Net increase(decrease)	41,680	46,384

Targeted
Units acquired	190,705	146,552
Units disposed	(160,057)	(137,910)
Net increase(decrease)	30,648	8,642

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2013 and 2012, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2013 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 15.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 26, 2014

AMERITAS LIFE INSURANCE CORP.

Balance Sheets – Statutory Basis

(in thousands, except shares)

	December 31
ADMITTED ASSETS	2013	2012
Bonds	$1,964,005	$1,692,490
Preferred stocks	5,194	8,039
Common stocks	1,249,111	1,041,799
Mortgage loans	543,066	569,496
Real estate:
Properties occupied by the company	21,964	22,684
Properties held for the production of income	24,785	29,962
Properties held for sale	4,529	697
Cash, cash equivalents, and short-term investments	88,419	76,332
Loans on insurance contracts	104,476	97,236
Other investments	95,301	100,495
Total Cash and Invested Assets	4,100,850	3,639,230

Investment income due and accrued	24,444	24,300
Deferred and uncollected premiums	42,467	35,531
Federal income tax recoverable - affiliates	3,759	10,165
Net deferred income tax asset	36,555	37,498
Other admitted assets	29,104	29,185
Separate account assets	4,950,588	4,222,023
Total Admitted Assets	$9,187,767	$7,997,932

LIABILITIES, CAPITAL AND SURPLUS

Reserves for life, accident and health policies	$2,274,840	$2,042,509
Deposit-type funds	216,463	210,599
Reserves for unpaid claims	47,586	42,865
Dividends payable to policyholders	8,538	8,471
Interest maintenance reserve	10,179	8,538
Accrued commissions, expenses and insurance taxes	50,289	55,813
Accrued separate account transfers	(66,681)	(63,367)
Asset valuation reserve	73,257	64,266
Liabilities for employee benefits	57,017	45,489
Other liabilities	63,895	62,309
Separate account liabilities	4,950,588	4,222,023
Total Liabilities	7,685,971	6,699,515

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Unassigned surplus	1,041,858	838,479
Total Capital and Surplus	1,501,796	1,298,417
Total Liabilities, Capital and Surplus	$9,187,767	$7,997,932

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Summary of Operations and Changes in Capital and Surplus – Statutory Basis

(in thousands)

	Years Ended December 31
	2013	2012	2011

Premiums and Other Revenue

Premium income	$1,623,295	$1,494,912	$1,265,260
Net investment income	140,322	130,625	162,405
Commissions and expense allowances on reinsurance ceded	10,374	8,451	3,136
Income from fees associated with separate accounts	35,865	31,219	29,570
Miscellaneous income	15,144	15,922	12,236
Total Premiums and Other Revenue	1,825,000	1,681,129	1,472,607

Expenses

Benefits to policyholders	1,196,934	1,071,445	1,043,317
Change in reserves for life, accident and health policies	237,708	196,594	83,696
Commissions	93,599	81,718	62,384
General insurance expenses	244,852	220,957	177,670
Taxes, licenses and fees	25,458	25,437	20,410
Net transfers (from) to separate accounts	(20,767)	79,085	31,233
Total Expenses	1,777,784	1,675,236	1,418,710

Gain from Operations before Dividends, Federal Income Tax Expense (Benefit) and Net Realized Capital Gains (Losses)

	47,216	5,893	53,897
Dividends to policyholders	8,596	8,430	8,321

Gain (Loss) from Operations before Federal Income Tax Expense (Benefit) and Net Realized Capital Gains (Losses)

	38,620	(2,537)	45,576
Federal income tax expense (benefit)	(17,065)	(4,280)	18,393

Gain from Operations before Net Realized Capital Gains (Losses)

	55,685	1,743	27,183
Net realized capital gains (losses), net of taxes	9,263	(1,715)	(996)

Net Income

	64,948	28	26,187

Change in special surplus - additional deferred tax asset	-	-	782

Unassigned surplus

Change in net unrealized capital gains, net of taxes	140,780	17,084	27,432
Change in net deferred income taxes	(5,890)	18,223	18,322
Change in non-admitted assets	28,995	(14,498)	(21,562)
Change in asset valuation reserve	(8,991)	(12,265)	(2,669)
Change in liability for reinsurance in unauthorized companies	20	(20)	-
Change in minimum pension liability, net of tax	1,528	(759)	(1,183)
Unrecognized actuarial losses, net of tax	(2,864)	-	-
Correction of errors (Note 1)	4,853	(8,524)	(9,038)
Dividends paid to stockholder	(20,000)	(50,000)	(20,000)

Net Change in Capital and Surplus

	203,379	(50,731)	18,271

Capital and Surplus at the Beginning of the Year

	1,298,417	1,349,148	1,330,877
Capital and Surplus at the End of Year	$1,501,796	$1,298,417	$1,349,148

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Statements of Cash Flows – Statutory Basis

(in thousands)

	Years Ended December 31

	2013

		2012	2011
OPERATING ACTIVITIES
Premium collected net of reinsurance	$1,620,328	$1,484,190	$1,260,871
Net investment income received	134,942	128,972	165,308
Miscellaneous income	61,205	55,325	44,878
Benefits paid to policyholders	(1,191,552)	(1,061,904)	(1,040,033)
Net transfers from (to) separate accounts	17,453	(78,022)	(20,621)
Commissions, expenses and taxes paid	(371,771)	(324,225)	(241,521)
Dividends paid to policyholders	(8,529)	(8,399)	(8,465)
Federal income taxes received (paid)	13,916	2,222	(38,273)
Net Cash from Operating Activities	275,992	198,159	122,144

INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid	520,846	472,367	393,214
Cost of investments acquired	(781,229)	(633,388)	(462,054)
Net change in loans on insurance contracts	(7,762)	(2,990)	4,069
Net Cash from Investing Activities	(268,145)	(164,011)	(64,771)

FINANCING AND MISCELLANEOUS ACTIVITIES

Change in deposit-type funds	5,864	4,617	7,480
Dividends to stockholder	(20,000)	(50,000)	(20,000)
Other miscellaneous, net	18,376	(31,793)	32,670
Net Cash from Financing and Miscellaneous Activities	4,240	(77,176)	20,150

Net Change in Cash, Cash Equivalents and Short-Term Investments	12,087	(43,028)	77,523

Cash, Cash Equivalents and Short-Term Investments – Beginning of Year	76,332	119,360	41,837

Cash, Cash Equivalents and Short-Term Investments – End of Year	$88,419	$76,332	$119,360

Non-cash transactions from investing activities:
Conversion of mortgage loans to real estate	4,683	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	2,169	-	-

The accompanying notes are an integral part of these statutory basis financial statements.

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2013, 2012 and 2011

(in thousands, except for shares)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (“the Company” or “Ameritas Life”), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (“AHC”), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (“AMHC”).  AMHC is a mutual insurance holding company.  Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company.  AHC also wholly owns Ameritas Investment Partners, Inc (formerly Summit Investment Advisors, Inc., now “AIP”), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. (“AMFI”), a mortgage banking business, and owns 19.1% of Paycor, Inc., a payroll processing company.

The Company wholly owns Acacia Life Insurance Company (“Acacia”), a District of Columbia domiciled life insurance subsidiary, The Union Central Life Insurance Company (“Union Central”), a Nebraska domiciled life insurance subsidiary, Ameritas Life Insurance Corp. of New York (“Ameritas-NY”), a New York domiciled life insurance subsidiary, BNL Financial Corporation (“BNL Financial”), a holding company (dissolved December 31, 2012), and Brokers National Life Assurance Company (“BNL Assurance”) (distributed to the Company as a result of BNL Financial’s dissolution December 31, 2012), an Arkansas domiciled life insurance company.  Effective March 31, 2013, the Company sold its 100% common stock ownership in BNL Assurance to Aurigen USA Holdings Inc.  Ameritas also owns 100% (85% prior to August 23, 2013 and 80% prior to April 30, 2013) of Ameritas Investment Corp. (“AIC”), a broker dealer, and the remaining ownership of 15% prior to August 23, 2013 and 20% prior to April 30, 2013 was with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA.  Acacia is a 100% owner of Calvert Investments, Inc. (“Calvert”), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC (“Griffin”), a real estate investment company. Effective October 31, 2013, the Company and Acacia sold Acacia Federal Savings Bank (“AFSB”), a thrift chartered institution, to Stifel Bank & Trust (see Note 5 – Information Concerning Parent, Subsidiaries and Affiliates).

Effective October 1, 1998 (“the Effective Date”) the Company formed a closed block (“the Closed Block”) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska (“the Department”) to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (“NAIC SAP”) other than accounting principles generally accepted in the United States of America (“GAAP”).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.  Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (“OTTI”).

Current NAIC SAP practices vary from GAAP.  The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus.  Changes in the value of bonds up to amortized cost that are assigned a rating of “6” by the NAIC are reported directly in surplus.  Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.  Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost.  Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.  Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value.  Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class.  If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows.  Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value.  If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value.  Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus.  Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above.  Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value.  Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property.  Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (“AVR”) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate.  Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred.  Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates.  Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold.  The net deferral is reported in the “Interest maintenance reserve” (“IMR”) in the accompanying Balance Sheets – Statutory Basis.  Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR.  Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability.  An AVR is not recorded under GAAP.  Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract.  Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus.  Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately.  Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge.  The ineffective portion of all changes in fair value is recorded in income.  An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred.  As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals.  Under GAAP, acquisition costs related to traditional term life insurance and long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.  For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received.  Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-admitted Assets

Under NAIC SAP, certain assets designated as “non-admitted” are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.  Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves.  Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.  Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals.  NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared.  Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves.  Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business.  Changes to those amounts are credited or charged directly to unassigned surplus.  Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received.  Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus.  The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset.  Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax.  Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income.  In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  Under NAIC SAP, deferred taxes are recorded in surplus.  Under GAAP, tax expense includes both current and deferred taxes.  Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized.  Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less.  Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less.  Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity’s share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions.  Additionally, under NAIC SAP, the amount of goodwill recorded as an “admitted asset” is subject to limitation.  Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.  In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist.  Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows:  bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase.  Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly.  Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment.  The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality.  The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality.  All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above.  Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.  The carrying value of an affiliated subsidiary was $2,500 and $5,000 as of December 31, 2013 and 2012, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition.  The Federal Home Loan Bank (“FHLB”) common stock is carried at cost.  The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus.  The value of affiliated subsidiaries was $982,752 and $822,594 and the value of affiliated mutual funds was $3,049 and $2,191 at December 31, 2013 and 2012, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums.  The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost.  Real estate held for sale is reported at the lower of amortized cost or fair value.  Depreciation expense is determined by the straight-line method.  Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance.  The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments.  Income from these investments is recognized when distributed.  Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.  These investments are recorded in “Other investments” in the Balance Sheets – Statutory Basis.  Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method.  Other-than-temporary impairments of $715, $926 and $3,578 were recorded as realized losses during 2013, 2012 and 2011, respectively.  The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached.  Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future.  The gains and losses of futures contracts are derived from the daily movement of the underlying market.  These gains and losses are settled in cash through a daily variation margin.  The Company sells futures contracts on certain equity indices which expire every 90 days.  The Company buys and sells futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months.  The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months.  The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank.  To comply with this requirement, the Company usually posts a short-term treasury bill with the bank.  The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk.  The collateral (treasury bill) is recorded as an asset by the Company included in “Bonds” on the Balance Sheets – Statutory Basis and the book/adjusted carrying value of the collateral recorded at December 31, 2013 and 2012 was $19,997 and $27,485, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $(537), $(4,722) and $5,068 for the years ended December 31, 2013, 2012 and 2011, respectively.  The total variation margin on closed futures contracts is reflected in net investment income and totaled $(47,367), $(10,096) and $20,635 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company purchased and sold call options (“Volatility call options”) to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached.  Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period.  If option volatility increases, the Company will receive cash from or pay cash to the counterparty based on the expiration value.  If option volatility decreases, the Volatility call options will expire without value.

The Company purchases and sells call options (“Index call options”) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index.  The Company holds call options which expire monthly until December 1, 2014.  The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written index call options require the Company to pay cash at settlement if the closing Index value is above the strike price.  The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.  These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells exchange traded call options (“Exchange traded index call options”) based on multiple equity indices to hedge equity index annuity contracts.  The Company has purchased and written Exchange traded index call options that expire through January 17, 2015. The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.  If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells exchange traded put options (“Equity put options”) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached.  Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period.  The Company has purchased and written Equity put options that expire through September 20, 2014. The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price.  If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options.  To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange.  The Company is required to post collateral to the brokering bank.  To comply with this requirement, the Company has posted a long-term Agency CMO and a short-term Treasury bill with the bank.  The collateral (Agency CMO and Treasury bill) is recorded in “Bonds” on the Balance Sheets – Statutory Basis as an asset by the Company.  The book/adjusted carrying value of the collateral recorded at December 31, 2013 and 2012 was $11,530 and $2,557, respectively.  The notional amount of the options at December 31, 2013 and 2012 was $(47,690) and $34,543, respectively.

The options are carried at their fair value and are reflected in “Other investments” in the Balance Sheets – Statutory Basis.  Changes in the fair value of expired options are reflected in “Net investment income” and changes in the fair value of open options are reflected in “Change in net unrealized capital gains” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  The total gain (loss) from expired options of $(3,593), $531 and $38 were recorded in “Net investment income” for the years ended December 31, 2013, 2012 and 2011, respectively.  Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in “Change in net unrealized capital gains” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $6,414, $(3,135), and $269 for the years ended December 31, 2013, 2012, and 2011, respectively.

Investment income consists primarily of interest and dividends.  Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date.  Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments.  Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt.  Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted.  All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted.  The amount excluded from unassigned surplus was $60, $35 and $34 at December 31, 2013, 2012 and 2011, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value.  For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss.  For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-Admitted Assets

In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus.  Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $71,802 and $100,797 at December 31, 2013 and 2012, respectively.

Furniture and Equipment

Electronic data processing (“EDP”) equipment at cost of $16,533 and $13,250, operating software at cost $2,819 and $2,995, and non-operating software at cost of $45,951 and $37,154 are carried at cost less accumulated depreciation at December 31, 2013 and 2012, respectively.  The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus.  The admitted portion at cost, net of accumulated depreciation of $48,082 and $42,985, was $4,199 and $2,498, respectively and is recorded in “Other admitted assets” in the Balance Sheets – Statutory Basis.  EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.  Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets.  Buildings are generally depreciated over forty years.  Furniture and fixtures are generally depreciated over three to ten years.  Depreciation expense on depreciable assets of $7,069, $5,874 and $7,327 was recorded in “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2013.

Reserves for Life Policies and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities.  Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) with appropriate statutory interest and mortality assumptions.  Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario.  The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations.  Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder.  For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors.  The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims.  Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims.  To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid individual accident and health contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims.  Termination rates within the first two years from disability are modified based on Company experience.  Termination rates beyond two years are 100% CIDA for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits.  All interest discounting assumptions are based on the appropriate NAIC standard.  The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Acuarial Standard of Practice No. 5, Section 3.6.  In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a "provision" for litigated claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience.  As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales.  Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates.  A portion of the Company’s business has been issued on a participating basis.  The amount of insurance in force on individual life participating policies was $3,678,957 or 13.3% and $3,083,687 or 13.5% of the individual life policies in force as of December 31, 2013 and 2012, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company.  The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes.  Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC.  Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.  Amortization included in net investment income was $2,544, $2,065 and $1,267 for 2013, 2012 and 2011, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due.  Annuity considerations are recognized as income when received.  Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.  Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement.  The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations.  The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated.  The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis.  These reserves are based on judgment made by management with respect to the likely outcome of these matters.  The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.  There was no reserve for tax related contingencies at December 31, 2013 and 2012.

The statute of limitations, generally, is closed for the Company through December 31, 2009.  In 2012, the Internal Revenue Service (“IRS”) completed its field examination of AMHC consolidated federal income tax returns for the years 2007-2009.  The Company has accepted the 2007-2009 IRS field examination report.  The Joint Committee on Taxation accepted the 2007-2009 IRS field examination report in March 2013.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk.  Separate account contract holders have no claim against the assets of the general account of the Company.  Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties.  Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.  Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses.  This legislation may present an increased level of competition for sales of the Company’s products.  Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law.  Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products.  The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 61 – Revised “Life, Deposit-type and Accident and Health Reinsurance” (“SSAP No. 61R”)

In December 2012, the NAIC issued SSAP No. 61R to incorporate the definition and accounting treatment for certified reinsurers.  The revisions to this statement were effective for the reporting periods beginning on or after December 31, 2012.  The adoption of the statement did not have a material impact to the Company’s financial position or results of operations.

Statement of Statutory Accounting Principles No. 103, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SSAP No. 103”)

In March 2012, the NAIC issued SSAP No. 103, which superseded SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”.  The statement was effective January 1, 2013.  There was no impact on the Company’s financial position or results of operations from adoption of this statement.

Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, A Replacement of SSAP No. 89” (“SSAP No. 102”)

In March 2012, the NAIC issued SSAP No. 102, which replaced SSAP No. 89 for the accounting and related reporting for pension obligations.  This statement was effective January 1, 2013.  There was no impact on the results of operations from adoption of this statement, however, the Company recorded a $1,701 reduction in unassigned surplus upon adoption.

Statement of Statutory Accounting Principles No. 92, “Accounting for Postretirement Benefits Other than Pensions, a Replacement of SSAP No. 14” (“SSAP No. 92”)

In March 2012, the NAIC issued SSAP No. 92, which superseded SSAP No. 14, “Postretirement Benefits Other Than Pensions”.  The statement was effective January 1, 2013.  The adoption of this statement did not impact the Company’s financial position or results of operations as these obligations are held by AHC.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Changes and Correction of Errors

On January 1, 2013, the Company adopted Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, a Replacement of SSAP No. 89” (“SSAP 102”), which replaced SSAP 89 for the accounting and related reporting for pension obligations.   SSAP 102 requires that underfunded defined benefit pension obligations, as determined when the projected benefit obligation exceeds the fair value of plan assets, be recognized as a liability under SSAP No. 5R.  The Company released the additional minimum pension liability of $1,528 and established an unrecognized actuarial loss of $3,228 for a net decrease to unassigned surplus of $1,701 upon adoption.

During 2013, the Company discovered the following errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013:  (1) valuation reserves were incorrectly coded resulting in an incorrect calculation of $2,378, and (2) incorrect life age on an actuarial table resulting in a valuation reserve calculation error of $2,999.

Additionally, the Company discovered an error in the calculation of accrued interest for one policy form related to loans on insurance contracts of $524 which related to a prior year resulted in a direct decrease in unassigned surplus at December 31, 2013.

During 2012, the Company discovered model errors on certain Actuarial Guideline 43 products.  This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

During 2011, the Company discovered valuation error on certain Actuarial Guideline 38 products which was corrected related to the prior year as a direct decrease to unassigned surplus of $7,985, while an additional error related to prior year was discovered in the incurred but not reported reinsurance process of $1,053 as a direct increase to unassigned surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Effective December 31, 2012, BNL Financial was dissolved and the net assets of BNL Financial were distributed to the Company.  The Company received assets of $20,069 and liabilities of $322 and recognized dividend income of $253 as of December 31, 2012.  Goodwill in the amount of $15,745 was released to unassigned surplus as a pre-tax unrealized loss with this dissolution.  BNL Assurance was distributed in the transaction for the amount of $19,494.

NOTE 3 – INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2013:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$106,695	$6,240	$(1,189)	$111,746
Special Revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	176,670	5,806	(4,739)	177,737
Hybrid securities	11,934	2,374	-	14,308
Industrial and miscellaneous (unaffiliated)	1,668,706	85,451	(28,970)	1,725,187
Total Bonds	$1,964,005	$99,871	$(34,898)	$2,028,978

NOTE 3 – INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2012:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$127,276	$12,896	$-	$140,172
Special Revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	144,105	11,694	(47)	155,752
Hybrid securities	14,376	2,593	-	16,969
Industrial and miscellaneous (unaffiliated)	1,406,733	138,698	(1,579)	1,543,852
Total Bonds	$1,692,490	$165,881	$(1,626)	$1,856,745

The cost or amortized cost and estimated fair value of bonds at December 31, 2013 by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$63,132	$64,393
Due after one year through five years	459,688	503,399
Due after five years through ten years	1,018,969	1,035,802
Due after ten years	365,511	364,460
Bonds with multiple repayment dates	56,705	60,924
Total Bonds	$1,964,005	$2,028,978

Sales of bond investments in 2013, 2012 and 2011 resulted in proceeds of $81,608, $96,234 and $36,883 respectively, on which the Company realized gross gains of $5,444, $10,612 and $3,695, respectively, and gross losses of $20, $669 and $104, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2013	2012	2011
Bonds:
Gross realized capital gains on sales	$5,444	$10,612	$3,695
Gross realized capital losses on sales	(20)	(669)	(104)
Net realized capital gains on sales	5,424	9,943	3,591
Other, including impairments and net gain on dispositions
other than sales	1,170	(51)	(2,969)
Total bonds	6,594	9,892	622
Preferred stocks	-	388	-
Common stocks	17,041	3,616	6,097
Mortgage loans	(716)	(340)	-
Real estate	2,529	2,189	2,786
Other investments	(2,443)	(149)	(3,067)
Realized capital gains before federal income taxes
and transfer to IMR	23,005	15,596	6,438
Realized capital gains transferred to IMR	6,439	9,351	3,449
Federal income tax expense	7,303	7,960	3,985
Net realized capital gains (losses)	$9,263	$(1,715)	$(996)

The Company has entered into an agreement with the Federal Home Loan Bank (FHLB) of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises.  The agreement provides for advances (lines of credit) up to $100,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 5% of the advances less the amount of the asset-based membership stock held.  As of December 31, 2013 and 2012 the Company owned $4,574 of FHLB stock.  The Company had no outstanding balance related to the lines of credit at December 31, 2013 or 2012.

As of December 31, 2013 and 2012, the Company had issued $100,000 of funding agreements with the FHLB.  There is $128,187 and $157,859   of bonds pledged as collateral at December 31, 2013 and 2012, respectively, as a result of this agreement.  The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy.  The related reserves are reported in deposit-type funds of $100,025 and $100,032   on the Balance Sheets – Statutory Basis as of December 31, 2013 and 2012, respectively.

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds and common stock at cost or amortized cost as of December 31, 2013 is as follows:

	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Additional Restricted to Total Admitted Assets
Letter stock or securities
restricted as to sale	$4,574	$4,574	$-	$4,574	0.049%	0.050%
On deposit with states	7,272	7,253	19	7,272	0.079%	0.079%
Pledged as collateral not
captured in other categories:
Derivatives	31,527	30,042	1,485	31,527	0.340%	0.343%
FHLB	128,187	157,859	(29,672)	128,187	1.384%	1.395%
Total Restricted Assets	$171,560	$199,728	$(28,168)	$171,560	1.853%	1.867%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated common stocks were as follows:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$13,942	$(1,189)	$-	$-	$13,942	$(1,189)
Special Revenue and special
assessment obligations and all non-
guaranteed obligations of agencies
and authorities of governments and
their political subdivisions	75,996	(4,508)	1,965	(231)	77,961	(4,739)
Industrial and miscellaneous
(unaffiliated)	574,301	(27,977)	9,986	(993)	584,287	(28,970)
Total Bonds	664,239	(33,674)	11,951	(1,224)	676,190	(34,898)
Common Stocks	9,769	(267)	1,677	(213)	11,446	(480)
Total	$674,008	$(33,941)	$13,628	$(1,437)	$687,636	$(35,378)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$-	$-	$7	$-	$7	$-
Special Revenue and special
assessment obligations and all non-
guaranteed obligations of agencies
and authorities of governments and
their political subdivisions	6,370	(47)	11	-	6,381	(47)
Industrial and miscellaneous
(unaffiliated)	57,057	(1,282)	11,631	(297)	68,688	(1,579)
Total Bonds	63,427	(1,329)	11,649	(297)	75,076	(1,626)
Common Stocks	20,467	(1,505)	11,029	(780)	31,496	(2,285)
Total	$83,894	$(2,834)	$22,678	$(1,077)	$106,572	$(3,911)

The unrealized losses related to bonds in 2013 and 2012 reported above were primarily due to interest rate impacts, however also included credit-related considerations for certain bonds.  The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery.  Upon review of these factors, the Company determined that such declines were temporary in nature.  Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2013 and 2012.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery  Based on an evaluation of these factors, during 2013, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $143.  During 2012 and 2011, the Company recorded no other-than-temporary impairments as additional realized losses in unaffiliated preferred stocks and common stocks.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities.  At December 31, 2013 and 2012, bonds totaling $58,159 and $65,876, respectively, (2.8% and 3.7%, respectively, of the total bond and short-term portfolios) are considered “below investment grade”.  Securities are classified as “below investment grade” by utilizing rating criteria established by the NAIC.  During 2013, 2012 and 2011, the Company recorded realized losses for other-than-temporary impairments on bonds of $143, $568 and $3,203, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities.  The Company manages its exposure to subprime mortgage loans in several ways.  First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy.  Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2013 and 2012, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $18,445 and $1,703 and a fair value of $18,771 and $2,093, respectively.  Additionally, as of December 31, 2013 and 2012, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $6,746 and $847 and a fair value of $6,672 and $888, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2013 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2013
Present value of cash flows	$-	$-	$-	$-
June 30, 2013
Present value of cash flows	$-	$-	$-	$-
September 30, 2013
Present value of cash flows	$-	$-	$-	$-
December 31, 2013
Present value of cash flows	$529	$-	$143	$143

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
94985EAD3	$529	$386	$143	$386	$143
Total	$529	$386	$143	$386	$143

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2012 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2012
Present value of cash flows	$-	$-	$-	$-
June 30, 2012
Present value of cash flows	$788	$-	$429	$424
September 30, 2012
Present value of cash flows	$-	$-	$-	$-
December 31, 2012
Present value of cash flows	$-	$-	$-	$-

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2012
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
05949CKB1	$564	$280	$284	$280	$340
05953YCF6	224	79	145	79	84
Total	$788	$359	$429	$359	$424

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2013
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses

Structured securities	$149,351	$143,409	$(5,942)	$2,195	$1,965	$(230)

December 31, 2012
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses

Structured securities	$6,417	$6,370	$(47)	$551	$514	$(37)

Mortgage Loans and Real Estate

The mortgage loan portfolio by geographic region and property type is as follows:

	December 31, 2013		December 31, 2012
	Carrying Amount	Percent of Carrying Amount	Carrying Amount	Percent of Carrying Amount
Region
New England and Mid Atlantic	$30,782	5.7%	$30,911	5.4%
South Atlantic	179,640	33.1	193,603	34.0
North Central	142,977	26.3	151,740	26.6
South Central	66,123	12.2	67,068	11.8
Mountain	63,282	11.6	59,579	10.5
Pacific	60,262	11.1	66,595	11.7
Total	$543,066	100.0%	$569,496	100.0%

Property Type
Apartment and residential	$144,838	26.7%	$158,376	27.8%
Warehouses and industrial	162,508	29.9	159,466	28.1
Retail and shopping center	71,340	13.1	74,670	13.1
Office	139,284	25.7	150,000	26.3
Other	25,096	4.6	26,984	4.7
Total	$543,066	100.0%	$569,496	100.0%

NOTE 3 - INVESTMENTS, (continued)

For the mortgage loans held by the Company, debt service coverage ratio (“DSCR”) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans.  Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments.  Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.  Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans on commercial real estate are summarized as follows:

	December 31
	2013	2012
DSCR Distribution
Below 1.0	$36,260	$33,489
1.0 - 1.2	68,696	73,348
1.2 - 1.8	219,305	216,022
Greater than 1.8	97,188	102,086
Total	$421,449	$424,945

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2013	2012
Loan to Value
Below 60%	$4,277	$13,785
60-75%	1,290	-
Total	$5,567	$13,785

The key credit quality indicators for residential mortgage loans are based on payment activity as follows:

	December 31, 2013
	Residential First Mortgages	Second Trusts	Total
Performing	$95,849	$12,762	$108,611
Non-performing	7,399	40	7,439
Total	$103,248	$12,802	$116,050

	December 31, 2012
	Residential First Mortgages	Second Trusts	Total
Performing	$98,248	$18,122	$116,370
Non-performing	14,396	-	14,396
Total	$112,644	$18,122	$130,766

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2013
	Residential	Commercial	Total
Recorded investment (all)
Current	$106,744	$423,506	$530,250
30-59 days past due	1,797	-	1,797
60-89 days past due	70	-	70
90-179 days past due	1,503	-	1,503
180+ days past due	5,936	3,510	9,446
Accruing interest 90-179 days past due
Recorded investment	-	-	-
Interest accrued	-	-	-
Interest reduced
Recorded investment	2,138	3,745	5,883
Number of loans	5	2	7
Percent reduced	0.53%	4.00%	4.53%

	December 31, 2012
	Residential	Commercial	Total
Recorded investment (all)
Current	$113,768	$427,101	$540,869
30-59 days past due	980	5,596	6,576
60-89 days past due	1,622	2,273	3,895
90-179 days past due	4,154	3,760	7,914
180+ days past due	10,242	-	10,242
Accruing interest 90-179 days past due
Recorded investment	-	3,760	3,760
Interest accrued	-	122	122
Interest reduced
Recorded investment	-	-	-
Number of loans	-	-	-
Percent reduced	-%	-%	-%

At December 31, 2013, the average size of an individual commercial mortgage loan was $1,729.  The average size of an individual residential mortgage loan was $228.  For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition.  The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible.  However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted.  For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent.  Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.  The Company had mortgage reserves (the mortgage component of the AVR) of $6,471 and $18,347 at December 31, 2013 and 2012, respectively.  As of December 31, 2013, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.63% and 4.00% for commercial mortgage loans and 10.50% and 2.00% for residential mortgage loans.

NOTE 3 - INVESTMENTS, (continued)

In 2013, the Company issued 29 new commercial loans at the maximum and minimum rates of interest of 7.50% and 4.35% totaling $47,047.  The Company also acquired 7 residential mortgage loans at the maximum and minimum rates of interest of 5.625% and 2.00% totaling $2,452.  Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2013 and 2012, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment.  The Company had impairments of $475 and $340 for commercial mortgage loans during 2013 and 2012, respectively.  The Company had impairments of $959 and $0 for residential mortgage loans during 2013 and 2012, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2013
	Residential	Commercial	Total
No allowance for credit losses	$8,784	$7,255	$16,039

	December 31, 2012
	Residential	Commercial	Total
No allowance for credit losses	$-	$3,797	$3,797

A summary of information pertaining to impaired loans is as follows:

	December 31, 2013
	Residential	Commercial	Total

Average recorded investment	$11,121	$5,164	$16,285
Interest income recognized	143	346	489
Recorded investments on nonaccrual status	7,439	3,510	10,949
Amount of interest income recognized using the cash basis method
of accounting	132	372	504

	December 31, 2012
	Residential	Commercial	Total

Average recorded investment	$39	$3,823	$3,862
Interest income recognized	-	282	282
Recorded investments on nonaccrual status	14,396	-	14,396
Amount of interest income recognized using the cash basis method
of accounting	-	282	282

NOTE 3 - INVESTMENTS, (continued)

Real estate consists of home office property, commercial and residential property held for the production of income and commercial property held for sale.  The two commercial properties classified as held for sale are located in Seminole, FL and Lincoln, NE and have carry values of $3,760 and $769, respectively.  Accumulated depreciation for real estate was $44,911 and $42,600 as of December 31, 2013 and 2012, respectively.  The Company recorded $177, $0 and $0 in impairment losses on residential real estate for the years ended December 31, 2013, 2012 and 2011, respectively.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2013	2012	2011
Income:
Bonds	$87,622	$87,065	$90,083
Preferred stocks	454	682	823
Common stocks	68,993	16,855	14,380
Mortgage loans	31,252	26,302	25,871
Real estate *	13,485	14,106	15,128
Loans on insurance contracts	5,695	6,148	5,606
Short-term investments	28	98	46
Derivatives	(50,960)	(9,566)	20,674
Other investments	8,872	11,764	8,348
Amortization of interest maintenance reserve	2,544	2,065	1,267
Gross investment income	167,985	155,519	182,226
Expenses:
Depreciation	3,331	3,543	3,435
Other	24,332	21,351	16,386
Total investment expenses	27,663	24,894	19,821
Net investment income	$140,322	$130,625	$162,405

* Includes amounts for the occupancy of company-owned property of $5,029, $4,929 and $5,141 in 2013, 2012, and 2011, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market.  The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3).  An asset’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).  The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2013 about the Company’s financial assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Common stock
Industrial and miscellaneous	$258,736	$-	$-	$258,736
Parent, subsidiaries and affiliates	3,049	-	-	3,049
Total common stocks	261,785	-	-	261,785
Derivative assets
Index call options	2,799	5,271	-	8,070
Volatility call options	-	-	-	-
Equity put options	352	-	-	352
Total derivatives	3,151	5,271	-	8,422
Separate account assets	4,950,439	-	-	4,950,439
Total assets at fair value	$5,215,375	$5,271	$-	$5,220,646

The following table provides information as of December 31, 2012 about the Company’s financial assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Common stock
Industrial and miscellaneous	$212,440	$-	$-	$212,440
Parent, subsidiaries and affiliates	2,191	-	-	2,191
Total common stocks	214,631	-	-	214,631
Derivative assets
Index call options	911	1,560	-	2,471
Volatility call options	279	-	-	279
Equity put options	1,465	-	-	1,465
Total derivatives	2,655	1,560	-	4,215
Separate account assets	4,221,921	-	-	4,221,921
Total assets at fair value	$4,439,207	$1,560	$-	$4,440,767

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets

These assets include actively-traded exchange-listed common stocks, mutual funds, call options and put options.  Unadjusted quoted prices for these securities are provided to the Company by independent pricing services.  Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Financial Assets

At December 31, 2013 and 2012, there were no financial assets measured at fair value at Level 2, with the exception of exchange traded index call options.  The Company used broker quotes for the monthly valuation of index call options.  The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option.  In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.  As the Company process corroborates the broker quotes to the market, index call options are classified as Level 2.

Level 3 - Financial Assets

At December 31, 2013 and 2012, there were no financial assets measured at fair value at Level 3.

The following table summarizes changes to our financial instruments for the year-end December 31, 2012 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2012	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2012
Assets:
Bonds
Industrial and miscellaneous	$26	$-	$(23)	$11	$(14)	$-	$-
Other investments	410	-	(175)	-	(235)	-	-
Total Assets	$436	$-	$(198)	$11	$(249)	$-	$-

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads.  Transfers between level categorizations may also occur due to changes in the valuation source.  Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred.  There were no transfers between Level 1 and 2 during 2013 or 2012.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method.  The Company had no financial instruments that were determined it was not practicable to calculate a carrying value.   The fair values are also categorized into the three-level fair value hierarchy as described above.

As of December 31, 2013:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$2,028,978	$1,964,005	$-	$1,672,697	$356,281
Preferred stocks	5,490	5,194	-	3,943	1,547
Common stocks	266,359	266,359	261,785	4,574	-
Mortgage loans	565,914	543,066	-	-	565,914
Cash, cash equivalents and short-term
investments	88,419	88,419	88,419	-	-
Loans on insurance contracts	107,047	104,476	-	-	107,047
Other investments	11,674	11,571	3,151	5,271	3,252
Investment income due and accrued	24,444	24,444	24,444	-	-
Separate account assets	4,950,588	4,950,588	4,950,588	-	-
Total financial assets	$8,048,913	$7,958,122	$5,328,387	$1,686,485	$1,034,041

Liabilities:
Deposit-type funds	$215,770	$216,463	$-	$-	$215,770
Separate account liabilities	4,950,588	4,950,588	4,950,588	-	-
Total financial liabilities	$5,166,358	$5,167,051	$4,950,588	$-	$215,770

NOTE 3 - INVESTMENTS, (continued)

As of December 31, 2012:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$1,856,745	$1,692,490	$-	$1,557,682	$299,063
Preferred stocks	8,750	8,039	-	6,593	2,157
Common stocks	219,205	219,205	214,632	4,573	-
Mortgage loans	602,132	569,496	-	-	602,132
Cash, cash equivalents and short-term
investments	76,332	76,332	76,332	-	-
Loans on insurance contracts	110,963	97,236	-	-	110,963
Other investments	7,823	7,578	2,655	1,560	3,608
Investment income due and accrued	24,300	24,300	24,300	-	-
Separate account assets	4,222,023	4,222,023	4,222,023	-	-
Total financial assets	$7,128,273	$6,916,699	$4,539,942	$1,570,408	$1,017,923

Liabilities:
Deposit-type funds	$210,770	$210,599	$-	$-	$210,770
Separate account liabilities	4,222,023	4,222,023	4,222,023	-	-
Total financial liabilities	$4,432,793	$4,432,622	$4,222,023	$-	$210,770

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and Preferred Stocks:  The fair values for bonds and preferred stocks are based on quoted market prices, where available.  For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2.  Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common Stocks:  For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities.  For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2.  Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage Loans:  The fair values of commercial mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.  The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party.  The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other Investments:  Exchange traded index call options, volatility call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities.  Over-the-counter index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option.  In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are assigned to Level 2.  The fair value for  other investments assigned to Level 3 based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on Insurance Contracts:  The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans.  Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-Type Funds:  Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Assets and Liabilities:  The fair values of separate account assets are based upon net asset values provided by the fund managers.  Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized ("adjusted gross deferred tax asset").  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized: (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$100,300	$4,821	$105,121
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	100,300	4,821	105,121
Deferred tax assets non-admitted	20,140	-	20,140
Subtotal net admitted deferred tax assets	80,160	4,821	84,981
Deferred tax liabilities	(13,874)	(34,552)	(48,426)
Net admitted deferred tax assets/(net deferred tax liability)	$66,286	$(29,731)	$36,555

NOTE 4 - INCOME TAXES (continued)

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2013 is:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$36,555	$-	$36,555
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$36,555	$-	$36,555
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$219,156
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$43,605	$4,821	$48,426
Deferred tax assets admitted as the result of application
of SSAP No. 101	$80,160	$4,821	$84,981

The components of the net deferred tax asset/(liability) as of December 31, 2012 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$100,715	$7,350	$108,065
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	100,715	7,350	108,065
Deferred tax assets non-admitted	42,073	-	42,073
Subtotal net admitted deferred tax assets	58,642	7,350	65,992
Deferred tax liabilities	(10,564)	(17,930)	(28,494)
Net admitted deferred tax assets/(net deferred tax liability)	$48,078	$(10,580)	$37,498

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2012 is:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$22,193	$3,720	$25,913
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$11,585	$-	$11,585
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$11,585	$-	$11,585
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$188,763
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$24,864	$3,630	$28,494
Deferred tax assets admitted as the result of application
of SSAP No. 101	$58,642	$7,350	$65,992

NOTE 4 - INCOME TAXES (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2012 to December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(415)	$(2,529)	$(2,944)
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	(415)	(2,529)	(2,944)
Deferred tax assets non-admitted	(21,933)	-	(21,933)
Subtotal net admitted deferred tax assets	21,518	(2,529)	18,989
Deferred tax liabilities	(3,310)	(16,622)	(19,932)
Net admitted deferred tax assets/(net deferred tax liability)	$18,208	$(19,151)	$(943)

The changes of the amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 from December 31, 2012 to December 31, 2013 were as follows:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$(22,193)	$(3,720)	$(25,913)
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$24,970	$-	$24,970
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$24,970	$-	$24,970
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$30,393
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$18,741	$1,191	$19,932
Deferred tax assets admitted as the result of application
of SSAP No. 101	$21,518	$(2,529)	$18,989

The Company used the following amounts in determining the DTA admissibility:

	2013	2012
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,208%	987%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,461,042	$1,258,420

There was no tax planning strategies utilized as of December 31, 2013, while tax planning strategies were utilized during 2012, there was no impact as of December 31, 2012.

	December 31, 2012
	Ordinary	Capital
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by tax character as a percentage.
Adjusted gross DTAs amount from above	$100,715	$7,350
Net admitted adjusted gross DTAs amount from above	$58,642	$7,350

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2013	2012	2011
Federal	$(17,049)	$(3,926)	$19,605
Foreign	-	-	-
Subtotal	(17,049)	(3,926)	19,605
Federal income tax on net capital gains	9,556	11,232	5,192
Other	(16)	(354)	(1,212)
Federal and foreign income tax incurred	$(7,509)	$6,952	$23,585

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

	December 31			Change	Change
	2013	2012	2011	from 2012	from 2011
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$124	$150	$172	$(26)	$(22)
Unearned premium reserve	434	439	385	(5)	54
Policyholder reserves	19,399	25,989	14,564	(6,590)	11,425
Deferred acquisition costs	24,991	21,384	18,535	3,607	2,849
Policyholder dividends accrual	2,987	2,964	2,953	23	11
Fixed assets	60	63	56	(3)	7
Compensation and benefits accrual	23,922	20,418	18,248	3,504	2,170
Receivables - non-admitted	18,081	20,554	17,406	(2,473)	3,148
Net operating loss carry-forward	45	45	-	-	45
Other (including items <5% of total
ordinary tax assets)	10,257	8,709	7,258	1,548	1,451
Subtotal	100,300	100,715	79,577	(415)	21,138
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	20,140	42,073	36,564	(21,933)	5,509
Admitted ordinary deferred tax assets	$80,160	$58,642	$43,013	$21,518	$15,629

Capital
Investments	$580	$4,507	$1,609	$(3,927)	$2,898
Real Estate	2,624	2,256	2,239	368	17
Other (including items <5% of total
ordinary tax assets)	1,617	587	712	1,030	(125)
Subtotal	4,821	7,350	4,560	(2,529)	2,790
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	-	-	-
Admitted capital deferred tax assets	4,821	7,350	4,560	(2,529)	2,790
Admitted deferred tax assets	$84,981	$65,992	$47,573	$18,989	$18,419

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2013	2012	2011	from 2012	from 2011
Deferred tax liabilities:
Ordinary
Investments	$1,396	$1,409	$1,498	$(13)	$(89)
Fixed assets	6,538	5,022	4,598	1,516	424
Policyholder reserves	1,938	111	148	1,827	(37)
Unearned commissions	3,690	3,749	1,977	(59)	1,772
Other (including items <5% of total
ordinary tax liabilities)	312	273	272	39	1
Subtotal	$13,874	$10,564	$8,493	$3,310	$2,071

Capital
Investments	$34,329	$17,598	$11,089	$16,731	$6,509
Real estate	223	332	417	(109)	(85)
Subtotal	$34,552	$17,930	$11,506	$16,622	$6,424

Deferred tax liabilities	$48,426	$28,494	$19,999	$19,932	$8,495

Net deferred tax assets	$36,555	$37,498	$27,574	$(943)	$9,924

The change in the net admitted deferred tax asset was $18,989, $5,280 and $4,157 for the years ended December 31, 2013, 2012 and 2011, respectively.  The change in non-admitted deferred tax assets of $(21,933), $5,509 and $18,520 was included in “Change in non-admitted assets” in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2013, 2012 and 2011, respectively.

The change in net deferred income taxes as of December 31 are as follows:

	2013	2012	Change
Total gross deferred tax assets	$105,121	$108,065	$(2,944)
Total deferred tax liabilities	48,426	28,494	19,932
Net deferred tax asset	$56,695	$79,571	(22,876)
Tax effect of change in unrealized gains and pension liability			16,986
Change in net deferred income tax			$(5,890)

	2012	2011	Change
Total gross deferred tax assets	$108,065	$84,137	$23,928
Total deferred tax liabilities	28,494	19,999	8,495
Net deferred tax asset	$79,571	$64,138	15,433
Tax effect of change in unrealized gains			3,243
Adjust due to BNL Financial dissolution			(45)
Change in net deferred income tax			$18,631

	2011	2010	Change
Total gross deferred tax assets	$84,137	$65,464	$18,673
Total deferred tax liabilities	19,999	24,003	(4,004)
Net deferred tax asset	$64,138	$41,461	22,677
Tax effect of change in unrealized losses			(4,355)
Change in net deferred income tax			$18,322

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes.  The significant items causing this difference as of December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Net gain (loss) from operations before income taxes	$38,620	$(2,537)	$45,576
Net realized capital gains before income taxes	23,005	15,596	6,438
Prior year reserve errors	4,853	(8,524)	(7,985)
Prior year IBNR error	-	-	(1,053)
Change in pension liability	-	(1,167)	(1,183)
Change in unauthorized reinsurance	20	(20)	-
Total pre-tax statutory income	66,498	3,348	41,793
Change in non-admitted assets	7,063	(8,991)	(2,258)
IMR amortization	(2,544)	(2,065)	(1,267)
Tax-exempt income	(11,407)	(9,818)	(10,988)
Investment in subsidiary	(826)	(2,888)	-
Dividend from affiliate	(64,497)	(12,176)	(10,611)
IRS examination	-	1,111	-
Non-deductible expense	2,379	2,310	1,598
Other	(582)	(38)	-
Subtotal	(3,916)	(29,207)	18,267
Statutory tax rate	0.35	0.35	0.35
Subtotal	(1,371)	(10,222)	6,393
Change in federal income tax reserve	-	(416)	12
Tax credits	(248)	(1,041)	(1,142)
Total statutory income taxes	$(1,619)	$(11,679)	$5,263

Federal and foreign income tax incurred	$(7,509)	$6,952	$23,585
Change in deferred income tax	5,890	(18,631)	(18,322)
Total statutory income taxes	$(1,619)	$(11,679)	$5,263

At December 31, 2013, the Company has a net operating loss carryover, as a result of BNL Financial Corporation dissolution, of $128 that will expire in 2026.

The amount of federal income taxes incurred in the current year and each of the two preceding years, which is available for recoupment in the event of future losses is $0.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	PRBA, Inc.
Ameritas Investment Partners, Inc.	PRB Administrators, Inc.
Ameritas Mortgage Funding, Inc.	Acacia Federal Savings Bank
Ameritas Life Insurance Corp.	Calvert Investments, Inc.
Acacia Life Insurance Company	Calvert Investment Management, Inc.
Ameritas Investment Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
The Union Central Life Insurance Company	Calvert Investment Services, Inc.

NOTE 4 - INCOME TAXES, (continued)

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within the twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

As a result of significant business assumed by Ameritas-NY from Union Central through a series of reinsurance transactions, New York Department of Financial Services (“NY-DFS”) required that the Company commit to maintaining a certain level of surplus for Ameritas-NY at December 31, 2013, with any shortfall eliminated by March 31, 2014.  The surplus of Ameritas-NY exceeded the amount committed to at December 31, 2013.

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $9,072, less estimated selling cost of ($42), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $2,120 with a federal income tax benefit of $2,412.  The net after tax impact of this sale transaction of $4,532 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

An in-kind dividend distribution of residential mortgage loans with a fair value of $2,169 was received from AFSB immediately prior to the sale. This distribution was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of AFSB to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction was targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $3,400 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  In April 2013, the companies mutually agreed to terminate this agreement to sell the AFSB stock.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $130,766 and real estate of $1,330 from AFSB, which represented the fair value of the loans and real estate.  The residential mortgage loans and real estate were recorded by the Company at their fair value.  Additionally on this date and in conjunction, the Company made a capital contribution of $1,067 to AFSB.  The Company received a common stock dividend in the amount of $1,479 from AFSB on April 30, 2012.

On July 23, 2013, the Company received a Put Notice from Centralife Annuties Services, Inc. (“CASI”) to tender its entire share holdings of AIC to the Company.  The settlement date was on August 23, 2013 whereby the Company purchased from CASI the remaining 45,023 outstanding shares of AIC for $2,393 and recorded a contingency reserve of $300 at September 30, 2013.  The contingency reserve was settled during October 2013 and an additional amount of $287 was paid to CASI.

On April 30, 2013, the Company made a $4,000 capital contribution to AIC.  Prior to this contribution, the Company owned 80% of AIC with CASI owning the remaining 20%.  CASI elected not to make a contribution on this date, whereby the capital contribution was re-characterized to issue 74,891 additional shares of common stock to the Company.  The Company owned 85% of AIC as of April 30, 2013.  On November 30, 2012, the Company made an $800 capital contribution to AIC.

On May 31, 2013 and December 30, 2013, respectively, the Company made capital contributions of $65,000 and $25,000 to Ameritas-NY.  No additional shares were issued.

The Company received cash dividends from Union Central in the amounts of $40,000 on May 28, 2013, $10,000 on September 26, 2013 and $10,000 on December 26, 2013, all of which were recorded in net investment income.

The Company sold its 100 percent common stock ownership in BNL Assurance to an outside party for $21,336 less selling costs of $62 and recognized a realized gain on the sale of $2,383 on March 31, 2013, which is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In accordance with SSAP No. 97 “Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 88” paragraph 11, the Company has recorded the common stock cash dividends paid by Acacia as a return of capital that it received on March 28, 2013 of $5,000, June 28, 2013 of $5,000, September 26, 2013 of $5,000 and December 26, 2013 of $780.  The Company has reduced the carrying amount of this investment by $15,780.  The Company received a common stock dividend from Acacia in the amount of $4,220 on December 26, 2013 and $10,000 on December 17, 2012.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia.  The stock, which pays dividends in an amount per annum equal to 6.66% and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015.  On June 3, 2013, the Company redeemed 100,000 shares at $2,500.  The Company received ordinary preferred stock dividends from Acacia in the amounts of $83 on March 5, 2013 and June 3, 2013, $69 on September 4, 2013 and $42 on December 26, 2013.  On June 5, 2012, the Company redeemed 100,000 shares at $2,500.  The Company received ordinary preferred stock dividends from Acacia in the amounts of $125 on March 14, 2012 and June 5, 2012, $111 on September 4, 2012 and $83 on December 13, 2012.

Effective December 31, 2012, BNL Financial was dissolved and the net assets were distributed to the Company as dividend income in the amount of $253.  See Note 2 for further details.

The Company offers mutual funds of Calvert Variable Series, Inc. (“CVS”) and Calvert Variable Products, Inc. (“CVP”), affiliates, to policyholders through separate accounts.  The Company had separate account investments in mutual funds offered through CVS and CVP of $1,244,853 and $1,174,068 as of December 31, 2013 and 2012, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC.  Policies placed by this affiliate generated commission and general insurance expense of $19,957, $19,625 and $15,449 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2013 and 2012, which were recorded in “Other admitted assets” and “Other liabilities” in the Balance Sheets-Statutory Basis.  The terms of the settlements require that these amounts be settled monthly.

	2013	2012
Ameritas Holding Company	$(3,933)	$(4,196)
The Union Central Life Insurance Company	1,861	1,516
Ameritas Life Insurance Corp. of New York	2,435	2,140
Ameritas Investment Corp.	398	649
Ameritas Investment Partners, Inc.	351	340
Acacia Life Insurance Company	2,533	8,963
Acacia Federal Savings Bank	-	437
Calvert Investments, Inc.	245	168
Brokers National Life Assurance Company	-	209
Griffin Realty, LLC	5	-
Total	$3,895	$10,226

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements.  The net effect on general insurance expenses under these agreements has been a decrease of $79,981, $82,403 and $102,756 for the years ended December 31, 2013, 2012 and 2011, respectively.  In addition, the Company receives investment advisory services from an affiliate.  Costs related to this agreement totaled $4,475, $3,903 and $3,705 of which $4,280, $3,738 and $3,563 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company is charged a fee for the use of furniture and equipment owned by affiliates.  The amount of fees recorded relating to these transactions was $1,342, $2,618 and $3,429 for the years ended December 31, 2013, 2012 and 2011, respectively.

NOTE 6 - BORROWED MONEY

From the BNL Financial dissolution (see Note 2), the Company has bonds of $314 that were issued in conjunction with a settlement with certain shareholders of BNL Financial in 2001.  The bonds, reflected in “Other liabilities” in the Balance Sheets – Statutory Basis, are for a term of twelve years, effective December 13, 2002, with principal payable at maturity and bear interest at the rate of 6% per annum payable annually from the previous fiscal year’s earnings.  The bonds are fully callable and redeemable at par at any time.  BNL Financial called these bonds in January 2012 at which time accruing for interest ceased.  The Company continues efforts to actively locate bond owners to redeem their certificates.

The Company has a $15,000 unsecured line of credit available at December 31, 2013.  No balance was outstanding at any time during 2013 and 2012.  The line of credit expires May 31, 2014.

NOTE 7 - EMPLOYEE BENEFITS

The Company sponsors a non-qualified, unfunded, defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the defined benefit pension plan.  Since the non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents.  The Company's method of accounting for these plans is the accrual method.

The measurement date for the Company’s pension benefits was December 31 for 2013, 2012 and 2011.  A summary of the  obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2013	2012	2011
Change in projected benefit obligation:
Benefit obligation at beginning of year	$15,466	$14,223	$12,747
Service cost	274	181	129
Interest cost	610	651	702
Actuarial (gain) loss	(151)	1,496	1,730
Benefits paid	(1,085)	(1,085)	(1,085)
Benefit obligation at end of year	$15,114	$15,466	$14,223

	Pension Benefits
	2013	2012	2011
Underfunded
Liabilities recognized
Accrued benefit costs	$10,709	$10,500	$10,525
Liability for pension benefits	4,405	4,966	3,698
Total liabilities recognized	$15,114	$15,466	$14,223
Unrecognized liabilities	$4,405	$4,966	$3,698

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Service cost	$274	$181	$129
Interest cost	610	651	702
Amount of recognized losses	410	228	126
Total net periodic benefit cost	$1,294	$1,060	$957

NOTE 7 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Items not yet recognized as a component of net
periodic cost - prior year	$4,966	$3,698	$2,094
Net (gain) loss arising during the period	(151)	1,496	1,730
Net loss recognized	(410)	(228)	(126)
Items not yet recognized as a component of net
periodic cost - current year	$4,405	$4,966	$3,698

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Net recognized losses	$297	$320	$228

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Net unrecognized losses	$4,405	$4,966	$3,698

The weighted-average assumptions are as follows:

		Pension Benefits
	2013	2012	2011
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.74%	4.76%	5.75%
Rate of compensation increase	5.00%	5.00%	5.00%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	4.59%	3.74%	4.76%
Rate of compensation increase	5.00%	5.00%	5.00%

Future expected pension benefit payments are as follows:

Year	Amount
2014	$1,085
2015	$1,077
2016	$1,065
2017	$1,045
2018	$1,030
2019-2023	$7,923

NOTE 7 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31,	December 31,
	2013	2012
Accumulated benefit obligation	$13,233	$12,850

Projected benefit obligation (PBO)	$15,114	$15,466
Unfunded status (PBO - Plan assets)	$15,114	$15,466

Unrecognized items:
Unrecognized losses, net of tax	$2,864	$3,228
Total unrecognized items, net of tax	$2,864	$3,228

Additional minimum pension liability, net of tax	$-	$1,528

The Company participates in the Ameritas Pension Plan (“the Plan”), a noncontributory defined benefit plan sponsored by AHC.  The Company was charged an expense equal to its proportionate share of Plan funding for the years ended December 31, 2013, 2012 and 2011 totaling $10,152, $7,373 and $7,904, respectively for its participation in the Plan.

Total net periodic benefit cost for the Plan was recorded in “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2013, 2012 and 2011.

The Company holds a pre-funded pension expense receivable due from AHC.  The balance of the prefunded pension expense receivable was $2,500 and $15,990 at December 31, 2013 and 2012, respectively, and is a non-admitted asset.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.  In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC.  Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation.  In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006.  Contributions by the Company to the employee and agents defined contribution plans were $9,280, $8,990 and $8,479 in 2013, 2012 and 2011, respectively.

The Company also participates in a postretirement benefit plan sponsored by AHC.  The expense for the postretirement benefit plan was paid entirely by AHC.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.  Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department.  Based on this limitation, the Company would be able to pay $149,930 in dividends in 2014, without prior approval.  The Company paid ordinary dividends of $20,000, $50,000 and $20,000 to AHC, its parent, in 2013, 2012 and 2011, respectively.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date.  The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2013	2012	2011
Unrealized capital gains, net of taxes	$303,341	$146,563	$129,479
Non-admitted asset values	(71,802)	(100,797)	(86,299)
Asset valuation reserve	(73,257)	(64,266)	(52,001)
Liability for reinsurance in unauthorized companies	-	(21)	(1)

NOTE 9 - COMMITMENTS AND CONTINGENCIES

At December 31, 2013 and 2012, respectively, the Company had outstanding agreements to fund equity-type limited partnerships of $30,392 and $38,790, respectively, and mortgage loan commitments of $13,154 and $7,625, respectively, to be purchased in subsequent years.  These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements.  The Company’s exposure to credit loss is represented by the contractual notional amount of those instruments.  The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.  The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability.  The Company has no contingent liability at December 31, 2013 and 2012, related to performance in its Closed Block.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds.  Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state.  In some states these assessments may be applied against premium taxes.  The Company estimated its cost related to past insolvencies and has provided a reserve included in “Other Liabilities” of $777 and $945 as of December 31, 2013 and 2012, respectively, and estimated recoveries from premium taxes of $641 and $854 included in “Other admitted assets” in the Balance Sheets – Statutory Basis as of December 31, 2013 and 2012, respectively.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business.  Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2013 and 2012.

Uncollectibility of Assets

The Company had admitted assets of $7,841 and 7,335 at December 31, 2013 and 2012, respectively, in accounts receivable for uninsured plans included in “Other admitted assets” on the Balance Sheets – Statutory Basis.  The Company routinely assesses the collectibility of these receivables.  Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2013	2012	2011
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$2,016	$1,725	$2,013
Net gain from operations	$2,016	$1,725	$2,013

Total claim payment volume	$133,418	$138,416	$113,784

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2013	2012	2011
Gross reimbursement for medical cost incurred	$19,270	$16,919	$17,064
Other income or expenses (including interest paid
to or received from plans)	12	12	11
Gross expenses incurred (claims and administrative)	18,315	16,370	16,070
Net gain from operations	$967	$561	$1,005

NOTE 11 - LEASES

The Company has several noncancellable operating leases for office space and equipment.  Rental expense during 2013, 2012 and 2011 for operating leases was $3,474, $2,862 and $3,426, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2013:

2014	$2,412
2015	2,065
2016	1,713
2017	1,394
2018 and thereafter	3,921
$11,505

NOTE 12 - OTHER ITEMS

Troubled Debt Restructuring

At December 31, 2013, the Company had 12 residential mortgage loans with restructured terms of $4,411 at carry value and interest income of $97, and one commercial mortgage loan with restructured terms of $3,510 at carry value and interest income of $126.  At December 31, 2012, the Company had one mortgage loan with restructured terms of $2,273 at carry value and interest income of $0.  The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring.  The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.  There were 14 short sales on residential mortgage loans in 2013 and no short sales in 2012.

NOTE 12 - OTHER ITEMS, (continued)

Offsetting and Netting of Assets and Liabilities

As of December 31, 2013, the Company held call and put options with gross recognized assets of $26,196 and gross recognized liabilities of $17,774.  The gross recognized liabilities of $17,774 were offset with the gross recognized assets of $26,196 in accordance with SSAP No. 64, Offsetting and Netting of Assets and Liabilities.  The net asset amount of $8,422 was recorded in “Other investments" on the Balance Sheets – Statutory Basis.

NOTE 13 - SUBSEQUENT EVENTS

The Company's Board of Directors approved the Plan of Merger with Acacia and Union Central, both wholly owned subsidiaries, in December, 2013 subject to regulatory approval.  The surviving company will be Ameritas Life effective July 1, 2014.

The Company's Plan of Merger was approved by the Department on January 9, 2014 along with approval for Union Central on that date.  Acacia received the District of Columbia Department of Insurance, Securities and Banking response on February 6, 2014 that informed Acacia that it had no objection to the Plan of Merger.  The following summarized data gives effect 'as if' the merger had been consummated.  The most current unaudited pro forma combined financial information available for the Company “as merged” is as of December 31, 2013.

	December 31
	2013	2012
Total Assets	$16,253,386	$15,741,407
Capital and Surplus	$1,551,679	$1,348,296

	Years Ended December 31
	2013	2012
Total Premiums and Other Revenues	$2,538,857	$2,578,430
Net Income	$190,458	$95,858

On January 1, 2014, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (“ACA”). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2014. As of December 31, 2013, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2014, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2014 to be $7,325. This assessment is expected to impact risk based capital (“RBC”) by 0.006%.

The Company has evaluated events subsequent to December 31, 2013 and through March 26, 2014, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers.  These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks.  These reinsured risks are treated in the financial statements as risks for which the Company is not liable.  Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded.  A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations.  Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia, Ameritas-NY, and other non-affiliated companies.  No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

NOTE 14 – REINSURANCE, (continued)

Following is a summary of the transactions through reinsurance operations:

	Years Ended December 31
	2013	2012	2011
Premium Income:
Assumed (related party $171, $3 and $177 in 2013, 2012 and 2011)	$63,814	$65,393	$56,518
Ceded (related party $2,148, $2,304 and $2,362 in 2013, 2012 and 2011)	42,358	31,956	27,075
Benefits To Policyholders:
Assumed	60,905	62,947	54,129
Ceded (related party $2,406, $2,167 and $2,096 in 2013, 2012 and 2011)	18,740	25,498	28,271
Reserves for life, accident and health policies:
Assumed (related party $99, $95 and $52 in 2013, 2012 and 2011)	375	376	334
Ceded (related party $1,086, $1,098 and $1,098 in 2013, 2012 and 2011)	96,101	80,152	70,799

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in “Reserves for unpaid claims” in the Balance Sheets – Statutory Basis, is summarized as follows:

	2013	2012	2011
Balance at January 1	$33,283	$33,719	$31,487
Less reinsurance reserves	(8,677)	(8,695)	(8,437)
Net balance at January 1	24,606	25,024	23,050

Incurred related to:
Current Year	432,221	402,506	391,153
Prior Year	(431)	(160)	(2,121)
Total incurred	431,790	402,346	389,032

Paid related to:
Current Year	402,967	377,900	366,129
Prior Year	24,175	24,864	20,929
Total paid	427,142	402,764	387,058

Net balance at December 31	29,254	24,606	25,024
Plus reinsurance reserves	9,225	8,677	8,695
Total reserve for unpaid claims	$38,479	$33,283	$33,719

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $431, $160 and $2,121 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company paid assumed reinsurance claims of $60,263, $62,795 and $53,856 and incurred assumed reinsurance claims of $60,808, $62,777 and $54,114 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company paid ceded reinsurance claims of $12, $432 and $150, and incurred ceded reinsurance claims of $610, $433 and $104 for the years ended December 31, 2013, 2012 and 2011, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business.  Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification.  Reserves for substandard policies are included in the policy reserve.

As of December 31, 2013 and 2012, respectively, the Company had $3,887,285 and $3,366,742 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department.  Reserves to cover the above insurance totaled $18,711 and $18,615 at December 31, 2013 and 2012, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2013
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$840,676	$-	$-	$840,676	14.4%
At book value less current
surrender charge of 5% or more	216,724	-	-	216,724	3.7%
At fair value	-	-	4,230,553	4,230,553	72.7%
Total with adjustment or at fair value	1,057,400	-	4,230,553	5,287,953	90.8%
At book value without adjustment
(minimal or no charge)	337,969	-	-	337,969	5.8%
Not subject to discretionary withdrawal	195,276	-	352	195,628	3.4%
Total gross	1,590,645	-	4,230,905	5,821,550	100.0%
Reinsurance ceded	277	-	-	277
Total annuity reserves and deposit-type funds	$1,590,368	$-	$4,230,905	$5,821,273

	2012
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$803,540	$-	$-	$803,540	16.0%
At book value less current surrender
charge of 5% or more	101,482	-	-	101,482	0.6%
At fair value	-	-	3,589,213	3,589,213	71.4%
Total with adjustment or at fair value	905,022	-	3,589,213	4,494,235	89.5%
At book value without adjustment
(minimal or no charge)	323,325	-	-	323,325	6.4%
Not subject to discretionary withdrawal	208,888	-	272	209,160	4.2%
Total gross	1,437,235	-	3,589,485	5,026,720	100.0%
Reinsurance ceded	192	-	-	192
Total annuity reserves and deposit-type funds	$1,437,043	$-	$3,589,485	$5,026,528

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2013	2012
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$1,364,752	$1,217,339
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	9,153	9,105
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	216,463	210,599
	1,590,368	1,437,043
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	4,230,905	3,589,485
Total	$5,821,273	$5,026,528

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2013		2012
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$4,679	$3,304	$5,366	$3,750
Ordinary renewal	7,194	8,454	4,096	3,970
Total	$11,873	$11,758	$9,462	$7,720

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority.  The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.  The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities.  The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the “Reserves for life, accident and health policies” line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions.  As of December 31, 2013, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

NOTE 19 - SEPARATE ACCOUNTS, (continued)

As of December 31, 2013 and 2012 the Company’s Separate Account Statement included legally insulated assets of $4,950,588 and $4,222,023, respectively.  The assets legally insulated from the general account as of December 31, 2013 are attributed to the following products/transactions:

Product/ Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
Variable Universal Life, Variable Annuity and Group Annuity	$4,950,588	$-

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2013	2012	2011
For the year ended December 31:
Premiums, considerations or deposits	$583,746	$585,052	$539,525
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair Value	$4,879,548	$4,150,640

Reserves subject to discretionary withdrawal:
At fair value	$4,879,196	$4,150,368
Not subject to discretionary withdrawal	352	272
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$4,879,548	$4,150,640

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2013	2012	2011
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$583,746	$585,052	$539,525
Transfers from the separate accounts	(604,513)	(505,968)	(508,295)
Net transfers to (from) the separate accounts	(20,767)	79,084	31,230
Reconciling adjustments:
Other	-	1	3
Net transfers to (from) separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(20,767)	$79,085	$31,233

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2013	2012	2011
Statutory net income as reported	$64,948	$28	$26,187
Insurance reserves	(15,232)	(10,003)	(25,160)
Deferred policy acquisition costs	58,602	44,501	6,025
Deferred income taxes and other tax reclassifications	(18,488)	(516)	20,440
Gains and losses on investments	1,641	4,013	975
Goodwill amortization	-	270	1,079
Income related to investments	(61,190)	(17,062)	(13,881)
Earnings of subsidiaries	57,614	90,543	48,384
Other	3,996	4,164	4,067
GAAP net income	$91,891	$115,938	$68,116

	2013	2012	2011
Statutory surplus as reported	$1,501,796	$1,298,417	$1,349,148
Insurance reserves	(126,310)	(118,928)	(109,832)
Deferred policy acquisition costs	318,325	244,680	199,646
Deferred income taxes	(105,498)	(120,384)	(92,035)
Valuation of investments	56,314	151,287	123,016
Statutory investment reserves	83,436	72,804	56,526
Goodwill	13,383	13,383	13,113
Subsidiary equity	616,942	857,708	718,726
Statutory non-admitted assets	71,802	100,797	86,299
Pension benefit obligations	-	-	3,846
Other	(308)	(2,010)	(6,361)
GAAP equity	$2,429,882	$2,497,754	$2,342,092

PART C

OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

a)            Financial Statements:

The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2013.
Statements of Operations for the period ended December 31, 2013.
Statements of Changes in Net Assets for the periods ended December 31, 2013 and 2012.
Notes to Financial Statements for the periods ended December 31, 2013 and 2012.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2013 and 2012.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2013.
Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2013.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2013, 2012, and 2011.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.          Financial Statements and Exhibits

b) Exhibits

Exhibit Number		Description of Exhibit
(1)		Resolution of Board of Directors of Ameritas Life Insurance Corp. Establishing Ameritas Life Insurance Corp. Separate Account LLVA. [1]
(2)		Custody Agreements. Not applicable.
(3)	(a)	Principal Underwriting Agreement and Amendment. [2]
(3)	(b)	Form of Selling Agreement. [3]
(4)		Form of Variable Annuity Contract. [4]
(5)		Form of Application for Variable Annuity Contract. [5]
(6)	(a)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. [6]
(6)	(b)	Amended and Restated Bylaws of Ameritas Life Insurance Corp. [6]
(7)		Reinsurance Agreements. Not Applicable.
(8)		Participation Agreement – ProFunds. [7]
General Administrative Services Agreement. [8]
Amended and Restated General Administrative Services Agreement. [9]
Service Agreement. [10]
(9)		Opinion and Consent of Counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not Applicable
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney [11] and Exhibit 13, filed herein.

Footnotes:

1.             Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1.

2.             Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, EX-99.C and EX-1, respectively.

3.             Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.

4.             Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on January 18, 2005, EX-4.

5.             Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005. EX-99.E.

6.             Incorporated by reference to Post-Effective Amendment No. 5 for Ameritas Variable Separate Account VA-2 (File No. 333-182090), filed on April 22, 2014, EX-99(6)(A) and 6(B).

7.             Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on February 27, 2009, EX-99.H.

8.             Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.C.

9.             Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 Post Effective Amendment No. 14 to Registration Statement No. 333-142483, filed January 20, 2012, EX-99.H.

10.          Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-6 Post Effective Amendment No. 3 to Registration Statement No. 333-151913, filed February 25, 2011, EX-99.I(1).

11.          Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 11 to Registration Statement No. 333-122109, filed April 25, 2013, EX-99.16.

Item 25.   Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
Robert C. Barth	Senior Vice President & Chief Financial Officer
Bret L. Benham	Senior Vice President, Retirement Plans
J. Thomas Burkhard	Senior Vice President, Chief Distribution Officer, Individual
Karen M. Gustin	Senior Vice President, Group Field Sales, National Accounts & Broker Blocks
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Robert G. Lange	Vice President, General Counsel & Assistant Secretary, Individual
Bruce E. Mieth	Senior Vice President, Group Customer Connections & Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President & Corporate Secretary
Janet L. Schmidt	Senior Vice President, Director of Human Resources
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Michael B. Weckenbrock	Second Vice President, Corporate Compliance
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Provider Relations
Susan K. Wilkinson	Senior Vice President, Planning & Risk Management

*              Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.          Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Acacia Life Insurance Company (DC)	life insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	Securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
The Union Central Life Insurance Company (NE)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser
Ameritas Mortgage Funding, Inc. (NE)	mortgage loan servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 27.          Number of Contract Owners

As of March 31, 2014, there were 619 qualified contracts and 2,989 non-qualified contracts in the Separate Account.

Item 28.                 Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

"The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney’s fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

a)    Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY  Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)    The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
Timmy L. Stonehocker*	Director
Billie B. Beavers**	Senior Vice President
Scott E. Fletcher *	Senior Vice President, AIC Capital Markets
Bruce D. Lefler**	Senior Vice President - Public Finance
Robert-John H. Sands*	Corporate Secretary

*            Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

**         Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c)   Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

Name of Principal Underwriter (1)	Net Underwriting Discounts and Commissions (2)	Compensation on Redemption (3)	Brokerage Commissions (4)	Compensation (5)
Ameritas Investment Corp. ("AIC")	$68,389	$0	$0	$553,946

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.          Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.   Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.   Undertakings

(a)     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e)     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 22nd day of April, 2014.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2014.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
J. Sidney Dinsdale **	Director
James R. Krieger*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker*	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands*	Senior Vice President & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/S/ Robert G. Lange
Robert G. Lange	Vice President, General Counsel & Assistant Secretary, Individual

*      Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012.

**   Signed by Robert G. Lange under Power of Attorney executed effective as of August 1, 2013.

Exhibit Index

Exhibit

9                     Opinion and Consent of Counsel

10                 Consents of Independent Auditors and Independent Registered Public Accounting Firm

13           Power of Attorney